UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7440

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
(Exact name of registrant as specified in charter)

1299 Ocean Avenue, Santa Monica, CA			90401
(Address of principal executive offices)			(Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary Dimensional Emerging Markets Value Fund Inc., 1299 Ocean Avenue, Santa Monica, CA 90401
(Name and address of agent for service)

Registrant’s telephone number, including area code:		310-395-8005

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2008

ITEM 1.              REPORTS TO STOCKHOLDERS.

DFA INVESTMENT DIMENSIONS GROUP INC.

Emerging Markets Value Portfolio

DIMENSIONAL EMERGING MARKETS

VALUE FUND INC.

Annual Report

Period Ended October 31, 2008

Dimensional Fund Advisors
6300 Bee Cave Road, Building One
Austin, TX 78746

December 2008

Dear Fellow Shareholder,

This has been a challenging year for investors. After drifting lower throughout the spring and summer, stock markets around the world plummeted in mid September on news that the ongoing credit crisis was driving some leading financial services companies toward failure. As the effects of this distress rippled through the financial world, investors became increasingly anxious and stock prices continued to decline sharply. In the month of October, the S&P 500 Index fell 16.8% or 196 points—its worst-ever monthly point decline.

Markets like this test investors' resolve. It is difficult to stick with a long-term investment plan when one sees the dramatic effects of high market volatility on a portfolio's value. Very few people are having a positive investment experience right now. But investors who have based their approach on a sensible risk/return framework tend to be in better shape than those who have not.

The recent market turbulence illustrates the reason why Dimensional believes that markets are efficient. History has shown time and again that prices cannot be predicted in public equity markets. This "random walk" makes diversification very important. Although the broad diversification in our portfolios didn't prevent negative performance this year, we believe it helped our shareholders avoid the extreme losses experienced by investors who concentrated their holdings in individual companies, industry sectors, or markets.

The unpredictability of stock prices also makes it important for investors to take a hard look at their own portfolios and determine how much risk and what types of risk they should take. Investors who hold asset mixes that accurately reflect their tolerance for risk are better able to withstand down markets.

Nobody knows when the capital markets will recover, but over time we can expect them to again offer a premium to investors who are willing to invest in relatively risky assets such as stocks. My view is that investors who have already paid for risk should stay invested and earn the return that can be expected when markets turn around. If markets continue to be so volatile, it's also important to understand that pulling money out of stocks, even for short periods of time, can result in significant missed opportunities.

All of us at Dimensional take our job as the steward of your assets very seriously and hope to have the opportunity to serve you for many years to come.

Sincerely,

David G. Booth
Chairman and Chief Executive Officer

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ANNUAL REPORT

Table of Contents

Letter to Shareholders	Page
Definitions of Abbreviations and Footnotes	1

DFA Investment Dimensions Group Inc. — Emerging Markets Value Portfolio

Performance Charts	2

Management's Discussion and Analysis (including Dimensional Emerging Markets Value Fund Inc.)	3

Disclosure of Fund Expenses	6

Disclosure of Portfolio Holdings	7

Statement of Assets and Liabilities	8

Statements of Operations	9

Statements of Changes in Net Assets	10

Financial Highlights	11

Notes to Financial Statements	13

Report of Independent Registered Public Accounting Firm	18

Dimensional Emerging Markets Value Fund Inc.

Performance Chart	19

Disclosure of Fund Expenses	20

Disclosure of Portfolio Holdings	21

Summary Schedule of Portfolio Holdings	22

Statement of Assets and Liabilities	26

Statements of Operations	27

Statements of Changes in Net Assets	28

Financial Highlights	29

Notes to Financial Statements	30

Report of Independent Registered Public Accounting Firm	37

Fund Management	38

Voting Proxies on Fund Portfolio Securities	45

Notice to Shareholders	46

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Statement of Assets and Liabilities/Summary Schedule of Portfolio Holdings

Investment Abbreviations

ADR  American Depositary Receipt

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

GNMA  Government National Mortgage Association

Investment Footnotes

†  See Note B to Financial Statements.

††  Securities have generally been fair valued. See Note B to Financial Statements.

**  Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings of the fund or do not represent more than 1.0% of the net assets of the fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*  Non-Income Producing Securities.

#  Total or Partial Securities on Loan.

@  Security purchased with cash proceeds from Securities on Loan.

(r)  The adjustable rate shown is effective as of October 31, 2008.

§  Affiliated Fund.

Financial Highlights

(A)  Computed using average shares outstanding.

(B)  Annualized

(C)  Non-Annualized

(D)  Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

(E)  Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements and Schedules

—  Amounts designated as — are either zero or rounded to zero.

SEC  Securities and Exchange Commission

(a)  Commencement of Operations.

DFA INVESTMENT DIMENSIONS GROUP INC.
PERFORMANCE CHARTS

Emerging Markets Value Portfolio Class R2 vs.
MSCI Emerging Markets Index (net dividends), MSCI Emerging Markets Index (gross dividends)
January 29, 2008-October 31, 2008

Growth of $10,000
Emerging Markets Value Portfolio Class R2
MSCI Emerging Markets Index (net dividends)
MSCI Emerging Markets Index (gross dividends)
$20,000
$10,000
$0
2008
10/08
$5,293
$5,280
$4,949

Total Return	From 1/29/2008
	-50.51%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

Emerging Markets Value Portfolio Institutional Class vs. MSCI Emerging Markets Index (net dividends), MSCI Emerging Markets Index (gross dividends)
October 31, 1998-October 31, 2008

Growth of $10,000
Emerging Markets Value Portfolio Institutional Class
MSCI Emerging Markets Index (net dividends)
MSCI Emerging Markets Index (gross dividends)
$100,000
$80,000
$60,000
$40,000
$20,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$40,556
$28,471
$26,070

Average Annual Total Return	One Year	Five Years	Ten Years
	-58.88%	13.04%	15.03%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

DFA INVESTMENT DIMENSIONS GROUP INC.

MANAGEMENT'S DISCUSSION AND ANALYSIS

On September 16, 2008, at a regular meeting of the Board of Directors/Trustees (the "Board") of the funds covered by this report, the Board voted to change the fiscal and tax year ends of the funds from November 30 to October 31. Therefore, the following discussion generally covers the 11-month period ended October 31, 2008.

International Equity Market Review   11 Months Ended October 31, 2008

International equity markets, affected by credit and liquidity problems similar to those experienced in the U.S., experienced high levels of volatility and broadly negative returns for the period under review. Due to the strengthening of the U.S. dollar vs. most developed countries' currencies (with the exception of the Japanese Yen and the Hong Kong dollar), the performance numbers when expressed in U.S. dollars were more negative than when expressed in local currencies for all of the largest country constituents of the MSCI World ex USA Index, with the exception of Japan and Hong Kong. Overall, currency exchange rate changes subtracted from returns expressed in U.S. dollars: total return for the MSCI World ex USA Index (net dividends) was –37.82% in local currency and –44.37% in U.S. dollars.

Total Returns for 11 Months Ended October 31, 2008

Ten Largest Foreign Developed Markets by Market Cap (BB)	Local Currency Return	U.S. Dollar Return
Japan ($2,111)	–43.55%	–36.33%
United Kingdom ($1,758)	–29.61%	–44.68%
France ($872)	–36.80%	–45.40%
Canada ($786)	–25.69%	–38.91%
Germany ($705)	–37.97%	–46.42%
Switzerland ($704)	–30.05%	–32.39%
Australia ($513)	–35.10%	–51.58%
Spain ($331)	–40.19%	–48.33%
Italy ($301)	–43.34%	–51.06%
Netherlands ($206)	–41.65%	–49.59%

Country market capitalizations (in parentheses) are in USD billions. Source: Returns are of MSCI indices net of foreign withholding taxes on dividends. Country market capitalizations are based on country carve-outs of the MSCI All-Country World Investable Market Index. MSCI data copyright MSCI 2008, all rights reserved.

Small company stocks were the poorest-performing asset classes in international markets, while large company growth stocks had the best relative results.

Total Returns for 11 Months Ended October 31, 2008

U.S. Dollar Return
MSCI World ex USA Small Cap Index	–50.30%
MSCI World ex USA Value Index	–45.31%
MSCI World ex USA Index	–44.37%
MSCI World ex USA Growth Index	–43.47%

Source: MSCI indices are net of foreign withholding taxes on dividends, copyright MSCI 2008, all rights reserved.

Losses in emerging markets were worse, on average, than in developed country markets, although results varied widely among individual countries. For the 11 months under review, total returns in U.S. dollars were –53.02% for the MSCI Emerging Markets Index (net dividends), and –44.37% for the MSCI World ex USA Index (net dividends).

Total Returns for 11 Months Ended October 31, 2008

Country	U. S Dollar Return
Argentina	–55.00%
Brazil	–51.21%
Chile	–36.59%
China	–59.33%
Czech Republic	–40.25%
Hungary	–58.65%
India	–61.19%
Indonesia	–59.87%
Israel	–23.01%
Malaysia	–40.52%
Mexico	–44.05%
Philippines	–49.76%
Poland	–51.90%
South Africa	–47.38%
South Korea	–55.75%
Taiwan	–43.57%
Thailand	–51.81%
Turkey	–59.24%

Source: Returns are of MSCI indices net of foreign withholding taxes on dividends, copyright MSCI 2008, all rights reserved.

Master-Feeder Structure

The Portfolio described below, called a "Feeder Fund," does not buy individual securities directly; instead, the Portfolio invests in a corresponding fund called a "Master Fund." The Master Fund, in turn, purchases stocks, bonds, and/or other securities.

Emerging Markets Value Portfolio

The Emerging Markets Value Portfolio (the "Portfolio") seeks to capture the returns of value stocks in selected emerging markets by purchasing shares of the Dimensional Emerging Markets Value Fund Inc., (the "Master Fund") which invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to emerging markets value stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Master Fund held approximately 1,990 stocks in 17 countries and was mostly invested in equities throughout the year: average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Portfolio's assets. The portfolio's target country weights are capped at a ceiling set by the manager in order to limit single-country risk exposure.

As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, total returns were –44.81% for the MSCI EAFE Index (net dividends), –52.88% for the MSCI Emerging Markets Index (gross dividends), –53.02% for the MSCI Emerging Markets Index (net dividends), and –55.65% for the Emerging Markets Value Portfolio. The MSCI Emerging Markets Index (net dividends) does not have ten years of performance. The Portfolio intends to include the MSCI Emerging Markets Index (gross dividends) until the MSCI Emerging Markets Index (net dividends) has at least ten years of data to report.

Relative to the MSCI Emerging Markets Index (net dividends), the underperformance of the Portfolio was due primarily to a lower allocation to mega cap stocks, which bettered the performance of the Index, and a greater allocation to small cap stocks, which lagged the Index. Mega cap stocks comprised approximately 5% of the Portfolio compared to 23% of the Index, while small cap stocks comprised approximately 26% of the Portfolio compared to 3% of the Index.

Emerging Markets Value Portfolio Class R2

The Emerging Markets Value Portfolio Class R2 (the "Portfolio") seeks to capture the returns of value stocks in selected emerging markets by purchasing shares of the Dimensional Emerging Markets Value Fund Inc. (the "Master Fund"), which invests in such stocks. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to emerging markets value stocks, but does not attempt to track closely a specific equity index. As of October 31, 2008, the Master Fund held approximately 1,990 stocks in 17 countries and was mostly invested in equities throughout the year: average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Portfolio's assets. The portfolio's target country weights are capped at a ceiling set by the manager in order to limit single-country risk exposure.

As a result of the Master Fund's diversified investment approach, performance was determined principally by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the period from the Portfolio's inception on January 29, 2008 until October 31, 2008, total returns were –47.07% for the MSCI Emerging Markets Index (gross dividends), –47.20% for the MSCI Emerging Markets Index (net dividends), and –50.51% for the Emerging Markets Value Portfolio Class R2.

Relative to the MSCI Emerging Markets Index (net dividends), the underperformance of the Portfolio was due primarily to a lower allocation to mega cap stocks, which bettered the performance of the Index, and a greater allocation to small cap stocks, which lagged the Index. Mega cap stocks comprised approximately 5% of the Portfolio compared to 23% of the Index, while small cap stocks comprised approximately 26% of the Portfolio compared to 3% of the Index.

Dimensional Emerging Markets Value Fund Inc.

Dimensional Emerging Markets Value Fund Inc. (the "Fund") seeks to capture the returns of value stocks in selected emerging markets. The investment strategy employs a disciplined, quantitative approach, emphasizing broad diversification and consistent exposure to emerging markets value stocks, but does not attempt to closely track a specific equity index. As of October 31, 2008, the Master Fund held approximately 1,990 stocks in 17 countries and was mostly invested in equities throughout the year: average cash levels for the 11 months ended October 31, 2008 were in general less than 1% of the Fund's assets. The Fund's target country weights are capped at a ceiling set by the manager in order to limit single-country risk exposure.

As a result of the Fund's diversified investment approach, performance was determined principally by broad structural trends in emerging country stock markets, rather than the behavior of a limited number of stocks. For the 11 months ended October 31, 2008, total returns were –44.81% for the MSCI EAFE Index (net dividends), –52.88% for the MSCI Emerging Markets Index (gross dividends), –53.02% for the MSCI Emerging Markets Index (net dividends), and –55.47% for the Dimensional Emerging Markets Value Fund Inc. The MSCI Emerging Markets Index (net dividends) does not have ten years of performance. The Fund intends to include the MSCI Emerging Markets Index (gross dividends) until the MSCI Emerging Markets Index (net dividends) has at least ten years of data to report.

Relative to the MSCI Emerging Markets Index (net dividends), the underperformance of the Fund was due primarily to a lower allocation to mega cap stocks, which bettered the performance of the Index, and a greater allocation to small cap stocks, which lagged the Index. Mega cap stocks comprised approximately 5% of the Fund compared to 23% of the Index, while small cap stocks comprised approximately 26% of the Fund compared to 3% of the Index.

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended October 31, 2008

EXPENSE TABLE

	Beginning Account Value 05/01/08	Ending Account Value 10/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Class R2 Shares	$1,000.00	$455.20	0.95%	$3.47
Institutional Class Shares	$1,000.00	$455.80	0.60%	$2.20
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,020.36	0.95%	$4.82
Institutional Class Shares	$1,000.00	$1,022.12	0.60%	$3.05

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund's portion of the expenses of its Master Fund.

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on October 30, 2008. It is available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company is represented in the Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund's holdings which reflects the investments by country.

Affiliated Investment Company	100.0%

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2008

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in Dimensional Emerging Markets Value Fund Inc. (Affiliated Investment Company) (142,436,108 Shares) at Value†	$3,738,948
Receivables:
Fund Shares Sold	21,333
Prepaid Expenses and Other Assets	93
Total Assets	3,760,374
LIABILITIES:
Payables:
Affiliated Investment Company Shares Purchased	19,621
Fund Shares Redeemed	1,712
Due to Advisor	1,350
Accrued Expenses and Other Liabilities	312
Total Liabilities	22,995
NET ASSETS	$3,737,379
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $1,799 and shares outstanding of 394,335	$4.56
NUMBER OF SHARES AUTHORIZED	25,000,000
Institutional Class Shares — based on net assets of $3,735,580 and shares outstanding of 192,909,281	$19.36
NUMBER OF SHARES AUTHORIZED	350,000,000
Investment at Cost	$5,243,594
NET ASSETS CONSIST OF:
Paid-In Capital	$4,894,192
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	6,472
Accumulated Net Realized Gain (Loss)	341,361
Net Unrealized Appreciation (Depreciation)	(1,504,646)
NET ASSETS	$3,737,379

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

STATEMENTS OF OPERATIONS

(Amounts in thousands)

	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Investment Income
Income Distributions Received from Affiliated Investment Company	$205,097	$144,074
Expenses
Administrative Services Fees	25,407	23,907
Accounting & Transfer Agent Fees	106	93
Filing Fees	167	90
Shareholder Servicing Fees — Class R2 Shares	3	—
Shareholders' Reports	226	129
Directors'/Trustees' Fees & Expenses	—	53
Professional Fees	77	67
Other	66	13
Total Expenses	26,052	24,352
Net Investment Income (Loss)	179,045	119,722
Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	603,223	170,231
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	(172,002)	(6,781)
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	(5,226,480)	2,124,572
Net Realized and Unrealized Gain (Loss)	(4,795,259)	2,288,022
Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,616,214)	$2,407,744

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$179,045	$119,722	$65,857
Capital Gain Distributions Received from Affiliated Investment Company	603,223	170,231	50,497
Net Realized Gain (Loss) on Affiliated Investment Company Shares Sold	(172,002)	(6,781)	(13,463)
Change in Unrealized Appreciation (Depreciation) of Affiliated Investment Company Shares	(5,226,480)	2,124,572	926,855
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,616,214)	2,407,744	1,029,746
Distributions From:
Net Investment Income:
Class R2 Shares	(115)	—	—
Institutional Class Shares	(181,885)	(96,479)	(64,380)
Net Short-Term Gains:
Institutional Class Shares	(13,134)	(8,058)	(4,774)
Net Long-Term Gains:
Institutional Class Shares	(155,738)	(44,751)	(18,035)
Total Distributions	(350,872)	(149,288)	(87,189)
Capital Share Transactions:
Shares Issued	2,280,870	1,777,388	1,640,064
Shares Issued in Lieu of Cash Distributions	306,474	124,212	68,287
Shares Redeemed	(1,368,681)	(957,950)	(444,692)
Net Increase (Decrease) from Capital Share Transactions	1,218,663	943,650	1,263,659
Total Increase (Decrease) in Net Assets	(3,748,423)	3,202,106	2,206,216
Net Assets
Beginning of Period	7,485,802	4,283,696	2,077,480
End of Period	$3,737,379	$7,485,802	$4,283,696
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$6,472	$22,447	$4,576

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout the period)

	Class R2 Shares
	Period Jan. 29, 2008(a) to Oct. 31, 2008
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations
Net Investment Income (Loss)	0.21	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	(4.93)
Total from Investment Operations	(4.72)
Less Distributions
Net Investment Income	(0.72)
Net Realized Gains	—
Total Distributions	(0.72)
Net Asset Value, End of Period	$4.56
Total Return	(50.51	)%(C)
Net Assets, End of Period (thousands)	$1,799
Ratio of Expenses to Average Net Assets (D)	0.92	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	3.35	%(B)(E)

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Institutional Class Shares
Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$45.85	$31.26	$22.86	$17.93	$12.53	$8.42
Income from Investment Operations
Net Investment Income (Loss)	0.98	(A)	0.78	(A)	0.60	(A)	0.50	0.21	0.19
Net Gains (Losses) (Realized and Unrealized)	(25.48)	14.82	8.65	4.96	5.54	4.13
Total from Investment Operations	(24.50)	15.60	9.25	5.46	5.75	4.32
Less Distributions
Net Investment Income	(1.00)	(0.63)	(0.60)	(0.44)	(0.35)	(0.14)
Net Realized Gains	(0.99)	(0.38)	(0.25)	(0.09)	—	(0.07)
Total Distributions	(1.99)	(1.01)	(0.85)	(0.53)	(0.35)	(0.21)
Net Asset Value, End of Period	$19.36	$45.85	$31.26	$22.86	$17.93	$12.53
Total Return	(55.65	)%(C)	50.98%	41.55%	31.06%	46.76%	52.59%
Net Assets, End of Period (thousands)	$3,735,580	$7,485,802	$4,283,696	$2,077,480	$895,313	$403,035
Ratio of Expenses to Average Net Assets (D)	0.60	%(B)	0.60%	0.63%	0.70%	0.77%	0.86%
Ratio of Net Investment Income to Average Net Assets	2.82	%(B)	2.00%	2.22%	2.45%	1.37%	2.41%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.
EMERGING MARKETS VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

A.  Organization:

DFA Investment Dimensions Group Inc. (the "Group") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Group offers fifty-six operational portfolios, one of which, the Emerging Markets Value Portfolio (the "Portfolio") is included in this report. The remaining fifty-five portfolios are presented in separate reports.

The Portfolio primarily invests all of its assets in the Dimensional Emerging Markets Value Fund Inc. (the "Fund"). At October 31, 2008, the Portfolio owned 92% of the outstanding shares of the Fund. The financial statements of the Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

On January 29, 2008, Class R2 shares commenced operations. As of October 31, 2008, Class R1 has 25,000,000 authorized shares and has not commenced operations.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolio from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Group in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: The shares of the Fund held by the Portfolio are valued at its respective daily net asset value.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Portfolio's net assets as of October 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Emerging Markets Value Portfolio	$3,738,948	—	—	$3,738,948

2.  Deferred Compensation Plan: Each eligible Director of the Group may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Other Expenses for the period ended October 31, 2008 and are included in Directors'/Trustees' Fees & Expenses for the year ended November 30, 2007. At October 31, 2008, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $101 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of October 31, 2008, none of the Directors have requested distribution of proceeds.

3.  Other:  Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of affiliated investment company shares are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from the investment in affiliated investment company that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Group are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets. Class R2 shares and Institutional Class shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses on the sale of affiliated investment company shares, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Fund. For the period December 1, 2007 to October 31, 2008, the Portfolio's administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40% of average daily net assets.

Pursuant to the Expense Assumption Agreement for the Class R2 Shares of the Emerging Markets Value Portfolio, the Advisor has contractually agreed to assume the Portfolio's direct expenses (excluding management fees and custodian fees) to the extent necessary to limit the expenses of the Class R2 Shares of the Portfolio to 0.96% of its average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than 0.96% of its average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized expenses to exceed 0.96% of its average net assets on an annualized basis. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such recovery. The Expense Assumption Agreement will remain in effect until April 1, 2009, and shall continue in effect from year to year thereafter, unless terminated by the Group or the Advisor. At October 31, 2008, there were no fees subject to future recovery by the Advisor.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Group; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Group. For the period December 1, 2007 to October 31, 2008, the total related amounts paid by the Group to the CCO were $159 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D.  Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2008, primarily attributable to the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
$53,750	$(13,020)	$(40,730)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006, November 30, 2007 and the period December 1, 2007 to October 31, 2008 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2006	$70,897	$19,141	$90,038
2007	110,158	51,893	162,051
2008	210,872	193,750	404,622

At October 31, 2008, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
$15,738	$38,012	$53,750

At October 31, 2008, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings/ (Accumulated Losses)
$43,583	$518,428	$562,011

For federal income tax purposes, the Portfolio measures its capital loss carryforwards annually at October 31, 2008, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2008, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

At October 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$5,457,671	—	$(1,718,723)	$(1,718,723)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Portfolio's tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Portfolio's financial statements.

E.   Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Period Dec. 1, 2007 to Oct. 31, 2008*		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006
	Amount	Shares	Amount	Shares	Amount	Shares
Class R2 Shares*
Shares Issued	$2,856	408	N/A	N/A	N/A	N/A
Shares Issued in Lieu of Cash Distributions	115	14	N/A	N/A	N/A	N/A
Shares Redeemed	(175)	(28)	N/A	N/A	N/A	N/A
Net Increase (Decrease)— Class R2 Shares	$2,796	394	N/A	N/A	N/A	N/A
Institutional Class Shares
Shares Issued	$2,278,014	60,725	$1,777,388	46,560	$1,640,064	60,346
Shares Issued in Lieu of Cash Distributions	306,359	7,710	124,212	3,560	68,287	2,776
Shares Redeemed	(1,368,506)	(38,791)	(957,950)	(23,900)	(444,692)	(16,972)
Net Increase (Decrease)— Institutional Class Shares	$1,215,867	29,644	$943,650	26,220	$1,263,659	46,150

*  Class R2 Shares commenced operations on January 29, 2008.

F.  Line of Credit:

The Portfolio, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009. There were no borrowings by the Portfolio under this line of credit during the period ended October 31, 2008.

The Portfolio, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2009. There were no borrowings by the Portfolio under this line credit during the period ended October 31, 2008.

G.  Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Emerging Markets Value Portfolio Class R2 Shares.

H.  Indemnitees; Contractual Obligations:

Under the Group's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Group.

In the normal course of business, the Group enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Group's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Group and/or its affiliates that have not yet occurred. However, based on experience, the Group expects the risk of loss to be remote.

I.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Portfolio's financial statements has not been determined.

J.  Other:

At October 31, 2008, three shareholders held approximately 99% of the outstanding shares of Class R2 Shares and one shareholder held 16% of the outstanding shares of the Institutional Class Shares of the Portfolio. One or more of the shareholders of the Institutional Class Shares is an omnibus account, which typically holds shares for the benefit of several other underlying investors.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Emerging Markets Value Portfolio and
Board of Directors of DFA Investment Dimensions Group Inc.:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Emerging Markets Value Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at October 31, 2008, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the transfer agent of the investee fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2008

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
PERFORMANCE CHART

Dimensional Emerging Markets Value Fund Inc. vs.
MSCI Emerging Markets Index (net dividends), MSCI Emerging Markets Index (gross dividends)
October 31, 1998-October 31, 2008

Growth of $10,000
Dimensional Emerging Markets Value Fund Inc.
MSCI Emerging Markets Index (net dividends)
MSCI Emerging Markets Index (gross dividends)
$110,000
$88,000
$66,000
$44,000
$22,000
$0
10/98
2000
2001
2002
2003
2004
2005
2006
2007
2008
10/08
$42,508
$28,666
$26,070

Average Annual Total Return	One Year	Five Years	Ten Years
	-58.70%	13.50%	15.57%

The fund has changed its fiscal year end from November 30 to October 31, effective October 31, 2008.

Past performance is not predictive of future performance.

Index data not available at the inception of the fund. Index growth is computed from the earliest available date and starts with the portfolio value as of that date.

Prior to April 2002, the returns shown reflect a reimbursement fee of 0.5% of the net asset value at the time of purchase.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data copyright MSCI 2008, all rights reserved.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DISCLOSURE OF FUND EXPENSES
(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund's costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's cost by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

  Six Months Ended October 31, 2008

EXPENSE TABLE

	Beginning Account Value 05/01/08	Ending Account Value 10/31/08	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$456.90	0.19%	$0.70
Hypothetical 5% Annual Return	$1,000.00	$1,024.18	0.19%	$0.97

*  Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (366) to reflect the six-month period.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DISCLOSURE OF PORTFOLIO HOLDINGS
(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Emerging Markets Value Fund Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund Inc. filed its most recent Form N-Q with the SEC on October 30, 2008. It is available upon request without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Consumer Discretionary	Consumer Staples	Energy	Financials	Health Care	Industrials	Information Technology	Materials	Telecommunication Services	Utilities	Other	Total
9.6%	7.0%	9.2%	24.0%	1.2%	12.8%	5.8%	23.1%	4.9%	2.3%	0.1%	100.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2008

	Shares	Value††	Percentage of Net Assets**
ARGENTINA — (0.2%)
COMMON STOCKS — (0.2%)
Other Securities		$9,812,922	0.2%
BRAZIL — (6.2%)
COMMON STOCKS — (1.3%)
Companhia Siderurgica Nacional SA	2,794,200	37,170,018	0.9%
Other Securities		24,376,446	0.6%
TOTAL COMMON STOCKS		61,546,464	1.5%
PREFERRED STOCKS — (4.9%)
Gerdau SA	2,445,084	15,551,931	0.4%
Investimentos Itau SA	6,589,068	21,897,664	0.5%
Metalurgica Gerdau SA	4,732,400	42,223,537	1.0%
Telemar Norte Leste SA	631,500	15,390,353	0.4%
Usinas Siderurgicas de Minas Gerais SA Series A	3,733,055	48,246,268	1.2%
Other Securities		88,277,664	2.2%
TOTAL PREFERRED STOCKS		231,587,417	5.7%
TOTAL — BRAZIL		293,133,881	7.2%
CHILE — (2.8%)
COMMON STOCKS — (2.8%)
Enersis SA Sponsored ADR	3,078,264	44,327,002	1.1%
Other Securities		86,449,505	2.2%
TOTAL COMMON STOCKS		130,776,507	3.3%
PREFERRED STOCKS — (0.0%)
Other Securities		1,033,754	0.0%
TOTAL — CHILE		131,810,261	3.3%
CHINA — (9.3%)
COMMON STOCKS — (9.3%)
# Bank of China, Ltd.	94,354,000	27,550,314	0.7%
Beijing Enterprises Holdings, Ltd.	6,428,500	25,388,378	0.6%
# Chaoda Modern Agriculture	33,678,281	23,727,244	0.6%
# China Unicom Hong Kong, Ltd. ADR	4,978,673	71,742,678	1.8%
CNPC Hong Kong, Ltd.	46,740,000	14,330,793	0.4%
COSCO Pacific, Ltd.	21,424,000	15,601,349	0.4%
Denway Motors, Ltd.	64,858,000	16,174,643	0.4%
*# Shanghai Electric Group Co., Ltd.	46,276,000	14,002,845	0.4%
Other Securities		230,536,700	5.5%
TOTAL — CHINA		439,054,944	10.8%
CZECH REPUBLIC — (0.5%)
COMMON STOCKS — (0.5%)
Other Securities		24,221,730	0.6%
HUNGARY — (1.4%)
COMMON STOCKS — (1.4%)
# MOL Hungarian Oil & Gas NYRT	959,094	51,888,773	1.3%
Other Securities		13,357,678	0.3%
TOTAL — HUNGARY		65,246,451	1.6%

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††	Percentage of Net Assets**
INDIA — (9.0%)
COMMON STOCKS — (9.0%)
ICICI Bank, Ltd. Sponsored ADR	2,268,705	$38,772,168	1.0%
Reliance Communications, Ltd.	4,291,822	19,638,343	0.5%
Reliance Industries, Ltd.	4,888,665	138,107,694	3.4%
Other Securities		227,511,036	5.6%
TOTAL COMMON STOCKS		424,029,241	10.5%
PREFERRED STOCKS — (0.0%)
Other Securities		1,188,802	0.0%
TOTAL — INDIA		425,218,043	10.5%
INDONESIA — (2.0%)
COMMON STOCKS — (2.0%)
PT Semen Gresik Tbk	58,688,910	15,854,415	0.4%
Other Securities		76,123,883	1.9%
TOTAL — INDONESIA		91,978,298	2.3%
ISRAEL — (2.2%)
COMMON STOCKS — (2.2%)
Bank Hapoalim B.M.	8,880,563	20,109,304	0.5%
Bank Leumi Le-Israel	9,383,131	24,616,247	0.6%
Other Securities		58,969,252	1.5%
TOTAL — ISRAEL		103,694,803	2.6%
MALAYSIA — (3.7%)
COMMON STOCKS — (3.7%)
PPB Group Berhad	6,909,466	15,152,096	0.4%
Other Securities		159,845,785	3.9%
TOTAL COMMON STOCKS		174,997,881	4.3%
PREFERRED STOCKS — (0.0%)
Other Securities		98,844	0.0%
RIGHTS/WARRANTS — (0.0%)
Other Securities		145,996	0.0%
TOTAL — MALAYSIA		175,242,721	4.3%
MEXICO — (6.8%)
COMMON STOCKS — (6.8%)
Cemex S.A.B. de C.V. Sponsored ADR	9,622,518	72,746,236	1.8%
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	1,502,958	38,009,808	0.9%
# Grupo Carso S.A.B. de C.V. Series A-1	12,472,951	33,917,121	0.8%
Grupo Financiero Inbursa S.A.B. de C.V. Series O	9,815,633	26,035,170	0.7%
*# Organizacion Soriana S.A.B. de C.V. Series B	15,483,500	31,129,446	0.8%
Other Securities		119,754,346	2.9%
TOTAL — MEXICO		321,592,127	7.9%
PHILIPPINES — (0.6%)
COMMON STOCKS — (0.6%)
Other Securities		25,623,802	0.6%
POLAND — (2.9%)
COMMON STOCKS — (2.9%)
Polski Koncern Naftowy Orlen SA	5,310,008	54,146,149	1.3%
Other Securities		81,302,190	2.1%
TOTAL — POLAND		135,448,339	3.4%

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Shares	Value††	Percentage of Net Assets**
SINGAPORE — (0.0%)
COMMON STOCKS — (0.0%)
Other Securities		$752,306	0.0%
SOUTH AFRICA — (11.3%)
COMMON STOCKS — (11.3%)
ABSA Group, Ltd.	2,427,135	25,393,736	0.6%
ArcelorMittal South Africa, Ltd.	1,961,914	18,544,286	0.5%
Aveng, Ltd.	3,196,851	15,805,346	0.4%
Gold Fields, Ltd. Sponsored ADR	5,881,835	39,114,203	1.0%
* Harmony Gold Mining Co., Ltd.	3,132,040	22,906,768	0.6%
Nedbank Group, Ltd.	2,751,893	26,712,970	0.7%
Sanlam, Ltd.	30,541,922	50,122,202	1.2%
Sasol, Ltd. Sponsored ADR	749,443	21,681,386	0.5%
Steinhoff International Holdings, Ltd.	9,664,887	14,088,364	0.4%
Other Securities		294,912,638	7.2%
TOTAL — SOUTH AFRICA		529,281,899	13.1%
SOUTH KOREA — (10.0%)
COMMON STOCKS — (10.0%)
# Hyundai Motor Co., Ltd.	764,050	35,305,877	0.9%
* KB Financial Group, Inc. ADR	1,281,564	31,539,290	0.8%
# POSCO ADR	1,116,011	74,984,779	1.9%
Samsung Corp.	569,540	18,249,589	0.5%
Other Securities		307,738,787	7.5%
TOTAL — SOUTH KOREA		467,818,322	11.6%
TAIWAN — (10.2%)
COMMON STOCKS — (10.2%)
Chang Hwa Commercial Bank	40,421,459	15,484,320	0.4%
China Development Financial Holding Corp.	84,459,032	16,599,892	0.4%
Fubon Financial Holding Co., Ltd.	30,440,000	18,462,860	0.5%
Mega Financial Holding Co., Ltd.	73,408,000	20,308,340	0.5%
Taiwan Cooperative Bank	30,765,902	14,784,445	0.4%
United Microelectronics Corp.	106,490,069	29,239,941	0.7%
Other Securities		366,589,066	9.0%
TOTAL — TAIWAN		481,468,864	11.9%
THAILAND — (2.1%)
COMMON STOCKS — (2.1%)
Other Securities		97,921,528	2.4%
RIGHTS/WARRANTS — (0.0%)
Other Securities		24,940	0.0%
TOTAL — THAILAND		97,946,468	2.4%
TURKEY — (2.3%)
COMMON STOCKS — (2.3%)
Eregli Demir ve Celik Fabrikalari Turk A.S.	5,681,633	17,513,991	0.5%
* Turkiye Garanti Bankasi A.S.	8,481,249	14,244,965	0.4%
Other Securities		77,826,807	1.8%
TOTAL — TURKEY		109,585,763	2.7%

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (4.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $227,985,000 FHLMC 6.50%, 08/01/37 & FNMA, rates ranging from 3.518%(r) to 5.00%, maturities ranging from 06/01/23 to 03/25/37, valued at $188,934,966) to be repurchased at $186,146,580	$186,132	$186,132,000	4.6%
	Shares
SECURITIES LENDING COLLATERAL — (12.5%)
§@ DFA Short Term Investment Fund LP	589,859,865	589,859,865	14.6%
	Face Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $703,334 GNMA 7.00%, 09/15/36, valued at $295,474) to be repurchased at $289,686	$290	289,680	0.0%
TOTAL SECURITIES LENDING COLLATERAL		590,149,545	14.6%
TOTAL INVESTMENTS — (100.0%) (Cost $6,132,930,305)		$4,705,213,489	116.2%

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2008

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value (including $456,310 of securities on loan)	$3,928,932
Temporary Cash Investments at Value & Cost	186,132
Collateral Received from Securities on Loan at Value & Cost	590,150
Foreign Currencies at Value	14,697
Cash	51
Receivables:
Investment Securities Sold	19,844
Dividends and Interest	3,665
Fund Shares Sold	19,621
Securities Lending Income	1,453
Fund Margin Variation	30
Prepaid Expenses and Other Assets	7
Total Assets	4,764,582
LIABILITIES:
Payables:
Upon Return of Securities Loaned	590,150
Investment Securities Purchased	122,687
Due to Advisor	366
Deferred Thailand Capital Gains Tax	2,232
Accrued Expenses and Other Liabilities	743
Total Liabilities	716,178
NET ASSETS	$4,048,404
SHARES OUTSTANDING, $0.01 PAR VALUE (1)	154,246,054
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$26.25
Investments at Cost	$5,356,649
Foreign Currencies at Cost	$15,492
NET ASSETS CONSIST OF:
Paid-In Capital	$5,645,343
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	870
Accumulated Net Realized Gain (Loss)	(166,843)
Deferred Thailand Capital Gains Tax	(2,232)
Net Unrealized Foreign Exchange Gain (Loss)	(252)
Net Unrealized Appreciation (Depreciation)	(1,428,482)
NET ASSETS	$4,048,404
(1) NUMBER OF SHARES AUTHORIZED	Unlimited

See accompanying Notes to Financial Statements.

  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

  STATEMENTS OF OPERATIONS

  (Amounts in thousands)

	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007
Investment Income
Dividends (Net of Foreign Taxes Withheld of $19,552 and $16,545, respectively)	$216,579	$169,359
Interest	871	1,103
Income from Securities Lending	15,744	9,140
Total Investment Income	233,194	179,602
Expenses
Investment Advisory Services Fees	6,904	6,669
Accounting & Transfer Agent Fees	699	668
Custodian Fees	4,769	5,190
Shareholders' Reports	57	31
Directors'/Trustees' Fees & Expenses	—	92
Professional Fees	266	122
Other	206	127
Total Expenses	12,901	12,899
Net Investment Income (Loss)	220,293	166,703
Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(165,343)	659,828
Foreign Currency Transactions	(3,212)	(2,063)
In-Kind Redemptions	18,537	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(5,059,018)	1,892,737
Futures	30	—
Translation of Foreign Currency Denominated Amounts	(330)	(230)
Deferred Thailand Capital Gains Tax	9,750	(3,211)
Net Realized and Unrealized Gain (Loss)	(5,199,586)	2,547,061
Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,979,293)	$2,713,764

See accompanying Notes to Financial Statements.

  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

  STATEMENTS OF CHANGES IN NET ASSETS

  (Amounts in thousands)

	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$220,293	$166,703	$87,319
Net Realized Gain (Loss) on:
Investment Securities Sold	(165,343)	659,828	191,697
Foreign Currency Transactions	(3,212)	(2,063)	(2,472)
In-Kind Redemptions	18,537	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(5,059,018)	1,892,737	926,842
Futures	30	—	—
Translation of Foreign Currency Denominated Amounts	(330)	(230)	281
Deferred Thailand Capital Gains Tax	9,750	(3,211)	(4,652)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,979,293)	2,713,764	1,199,015
Distributions From:
Net Investment Income	(222,572)	(160,170)	(89,423)
Net Short-Term Gains	(12,627)	(7,987)	(5,458)
Net Long-Term Gains	(644,382)	(183,896)	(53,393)
Total Distributions	(879,581)	(352,053)	(148,274)
Capital Share Transactions (1):
Shares Issued	1,427,915	1,088,699	1,397,138
Shares Issued in Lieu of Cash Distributions	835,164	338,352	129,459
Shares Redeemed	(544,511)	(437,964)	(156,490)
Net Increase (Decrease) from Capital Share Transactions	1,718,568	989,087	1,370,107
Total Increase (Decrease) in Net Assets	(4,140,306)	3,350,798	2,420,848
Net Assets
Beginning of Period	8,188,710	4,837,912	2,417,064
End of Period	$4,048,404	$8,188,710	$4,837,912
(1) Shares Issued and Redeemed:
Shares Issued	26,681	20,030	34,302
Shares Issued in Lieu of Cash Distributions	15,562	6,805	3,503
Shares Redeemed	(11,443)	(7,211)	(4,043)
	30,800	19,624	33,762
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$870	$6,305	$3,675

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004	Year Ended Nov. 30, 2003
Net Asset Value, Beginning of Period	$66.33	$46.60	$34.50	$27.57	$19.25	$12.81
Income from Investment Operations
Net Investment Income (Loss)	1.52	(A)	1.41	(A)	1.03	(A)	0.99	(A)	0.52	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	(34.97)	21.49	12.95	7.42	8.42	6.45
Total from Investment Operations	(33.45)	22.90	13.98	8.41	8.94	6.78
Less Distributions
Net Investment Income	(1.53)	(1.34)	(1.04)	(0.88)	(0.41)	(0.34)
Net Realized Gains	(5.10)	(1.83)	(0.84)	(0.60)	(0.21)	—
Total Distributions	(6.63)	(3.17)	(1.88)	(1.48)	(0.62)	(0.34)
Net Asset Value, End of Period	$26.25	$66.33	$46.60	$34.50	$27.57	$19.25
Total Return	(55.47	)%(C)	51.59%	42.14%	31.60%	47.38%	53.30%
Net Assets, End of Period (thousands)	$4,048,404	$8,188,710	$4,837,912	$2,417,064	$1,172,950	$617,723
Ratio of Expenses to Average Net Assets	0.19	%(B)	0.19%	0.22%	0.29%	0.34%	0.42%
Ratio of Net Investment Income to Average Net Assets	3.19	%(B)	2.50%	2.57%	3.23%	2.33%	2.39%
Portfolio Turnover Rate	14	%(C)	14%	9%	7%	8%	10%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS

A.  Organization:

Dimensional Emerging Markets Value Fund Inc. (the "Fund") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, the Fund was reorganized as an open-end management investment company.

At a regular meeting of the Board of Directors/Trustees (the "Board") on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Fund from November 30 to October 31.

B.  Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.  Security Valuation: Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the Fund.

When the Fund uses fair value pricing, the values assigned to the Fund's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded.

Adoption of Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157")

In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund adopted FAS 157 as of December 1, 2007. The three levels of the fair value hierarchy under FAS 157 are described below:

•  Level 1 – quoted prices in active markets for identical securities

•  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's net assets as of October 31, 2008 is listed below (in thousands).

	Valuation Inputs
	Investments in Securities (Market Value)				Other Financial Instruments (Unrealized Appreciation/ Depreciation)*
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Dimensional Emerging Markets Value Fund Inc.	$1,214,380	$3,490,833	—	$4,705,213	$30	—	—	$30

  *  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swaps which are valued at the unrealized appreciation/depreciation on the investment.

2.  Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

3.  Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or

DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Other Expenses for the period ended October 31, 2008 and are included in Directors'/Trustees' Fees & Expenses for the year ended November 30, 2007. At October 31, 2008, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities in the amount of $110 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods upon one year's notice: lump sum; annual installments over a period of agreed upon years; or semi-annual installments over a period of agreed upon years. As of October 31, 2008, none of the Directors have requested distribution of proceeds.

4.  Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to the Fund are directly charged.

The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

The Fund's investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. The Fund is also subject to a 10% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C.  Investment Advisor:

Dimensional Fund Advisors LP ("Dimensional" or the "Advisor") provides investment advisory services to the Fund. For the period December 1, 2007 to October 31, 2008, the Fund's advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the period December 1, 2007 to October 31, 2008, the total related amounts paid by the Fund to the CCO were $14 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D.  Purchases and Sales of Securities:

For the period December 1, 2007 to October 31, 2008, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$1,986,297
Sales	1,019,672

There were no purchases or sales of long-term U.S. government securities.

E.  Federal Income Taxes:

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from these amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2008, primarily attributable to net realized gains on securities considered to be "passive foreign investment companies" and in-kind redemptions were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Paid-in Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains/(Losses)
$18,537	$(3,156)	$(15,381)

The tax character of dividends and distributions declared and paid during the years ended November 30, 2006, November 30, 2007 and the period December 1, 2007 to October 31, 2008 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Gains	Long-Term Capital Gains	Total
2006	$94,881	$53,393	$148,274
2007	168,157	183,896	352,053
2008	235,208	644,373	879,581

At October 31, 2008, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Net Realized Capital Gains	Total Net Distributable Earnings (Accumulated Losses)
$2,674	—	$2,674

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2008, the Fund had $166,848 of capital loss carryforwards available to offset future realized capital gains expiring in 2016.

Some of the Fund's investments are in securities considered to be "passive foreign investment companies" for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. At October 31, 2008, the Fund had cumulative unrealized appreciation (depreciation) (mark to market) of $1,694 (in thousands) to be included in distributable net investment income for federal tax purposes. For the period December 1, 2007 to October 31, 2008, realized gains on the sale of passive foreign investment companies totaling $0 (in thousands) have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes.

At October 31, 2008, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$6,134,589	$625,921	$(2,055,297)	$(1,429,376)

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. Management has analyzed the Fund's tax positions to be taken on the federal income tax returns for all open tax years (tax years ended November 30, 2005 through the period ended October 31, 2008), for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund's financial statements.

F.  Financial Instruments:

In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.  Repurchase Agreements: The Fund may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on October 31, 2008.

2.  Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

3.  Futures Contracts:  During the period ended October 31, 2008, the Fund entered into futures contracts in accordance with their investment objectives. Upon entering into a futures contract, the Fund deposited cash or pledged U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements.

At October 31, 2008, the Fund had the following outstanding futures contracts (dollar amounts in thousands):

Description	Expiration Date	Number of Contracts	Contract Value	Unrealized Gain (Loss)
S&P 500 Index®	December 19, 2008	245	$59,247	$30

The Fund had approximately $6,064 (amount in thousands) of cash segregated as collateral for the open futures contracts and has been accounted for on the Statement of Assets and Liabilities.

G.  Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into a $250 million unsecured discretionary line of credit effective June 30, 2003 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the then current Federal Funds Rate plus 1%. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 23, 2009. There were no borrowings by the Fund under this line of credit during the period ended October 31, 2008.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2008 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2009.

For the period December 1, 2007 to October 31, 2008, borrowings by the Fund under this line of credit were as follows (amounts in thousands, except percentage and days):

Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
4.67%	$14,421	26	$49	$43,399

There were no outstanding borrowing by the Fund under this line of credit at October 31, 2008.

H.  Securities Lending:

As of October 31, 2008, the Fund had securities on loan to brokers/dealers, for which the Fund held cash collateral. The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.

Subject to the Fund's investment policy, the cash collateral received by the Fund from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies or shares of the DFA Short Term Investment Fund LP. Agencies include both agency debentures and agency mortgage backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I.  Indemnitees; Contractual Obligations:

Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J.  In-Kind Redemptions:

In accordance with guidelines described in the Fund's prospectus, the Fund may distribute portfolio securities rather than cash as payment for a redemption of Fund shares (in-kind redemption). For financial reporting purposes, the Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the period ended October 31, 2008, the Fund realized $18,537 (in thousands) of net gain.

K.  Recently Issued Accounting Standards and Interpretation:

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 defines new disclosures of derivative instruments and hedging activities. Management is currently evaluating the implications of FAS 161. At this time, its impact on the Fund's financial statements has not been determined.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of
Dimensional Emerging Markets Value Fund Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Emerging Markets Value Fund Inc. (the "Fund") at October 31, 2008, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 22, 2008

FUND MANAGEMENT

Trustees/Directors

Each Board of Trustees/Directors of The DFA Investment Trust Company Inc. ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG") and Dimensional Emerging Markets Value Fund Inc. ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has two standing committees, an Audit Committee and a Portfolio Performance and Service Review Committee (the "Performance Committee"). The Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were three Audit Committee meetings held during the fiscal year ended October 31, 2008.

Each Board's Performance Committee is comprised of Messrs. Constantinides and Ibbotson, Ms. Smith, John P. Gould, Myron S. Scholes and Robert C. Merton. Each member of the Fund's Performance Committee is a disinterested Director. The Performance Committee regularly reviews and monitors the investment performance of the Fund's series and reviews the performance of the Fund's service providers. There were five Performance Committee meetings held during the fiscal year ended October 31, 2008.

Certain biographical information for each disinterested Trustee/Director and each interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (310) 395-8005 or by mailing a request to Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401. Prospectuses are also available at www.dimensional.com.

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Disinterested Trustees/Directors

George M. Constantinides Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 61	DFAITC - since 1993 DFAIDG - since 1983 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Leo Melamed Professor of Finance, The University of Chicago Booth School of Business.

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
John P. Gould Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 69	DFAITC - since 1993 DFAIDG - since 1986 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Steven G. Rothmeier Distinguished Service Professor of Economics, The University of Chicago Booth School of Business (since 1965). Member of the Boards of Milwaukee Mutual Insurance Company (since 1997) and UNext.com (1999-2006). Member Competitive Markets Advisory Committee, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Senior Vice-President, Lexecon Inc. (economics, law, strategy and finance consulting) (1994-2004). Formerly, President, Cardean University (division of UNext.com) (1999-2001). Trustee, Harbor Fund (registered investment company) (14 Portfolios) (since 1994).

Roger G. Ibbotson Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Age: 65	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Professor in Practice of Finance, Yale School of Management (since 1984). Director, BIRR Portfolio Analysis, Inc. (software products) (since 1990). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund manager) (since 2001).
Consultant to Morningstar, Inc. (since 2006). Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software data publishing and consulting) (1977-2006).

Robert C. Merton Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Harvard Business School 353 Baker Library Soldiers Field Boston, MA 02163 Age: 64	DFAITC - since 2003 DFAIDG - since 2003 DIG - since 2003 DEM - since 2003	96 portfolios in 4 investment companies	John and Natty McArthur University Professor, Graduate School of Business Administration, Harvard University (since 1998). George Fisher Baker Professor of Business Administration, Graduate School of Business Administration, Harvard University (1988-1998), Co-founder, Chief Science Officer and Director, Trinsum Group, a successor to Integrated Finance Limited (since 2002). Director, MF Risk, Inc. (risk management software) (since 2001). Director, Peninsula Banking Group (bank) (since 2003). Director, Community First Financial Group (bank holding company) (since 2003). Advisory Board Member, Alpha Simplex Group (hedge fund) (since 2001). Member Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Advisory Board Member, NuServe (insurance software) (2001-2003). Director, Vical Incorporated (biopharmaceutical product development) (since 2002).

Myron S. Scholes Director of DFAIDG, DIG and DEM. Trustee of DFAITC. Platinum Grove Asset Management, L.P. Reckson Executive Park 1100 King Street Building 4 Rye Brook, NY 10573 Age: 67	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1993 DEM - since 1993	96 portfolios in 4 investment companies	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Chairman, Platinum Grove Asset Management, L.P. (hedge fund) (formerly, Oak Hill Platinum Partners) (since 1999). Formerly, Managing Partner, Oak Hill Capital Management (private equity firm) (until 2004). Chairman, Oak Hill Platinum Partners (hedge fund) (since 2004). Director, Chicago Mercantile Exchange (since 2001). Director, American Century Fund Complex (registered investment companies) (37 Portfolios) (since 1981); and Director, Chicago Mercantile Exchange Holdings Inc. (since 2000).

Abbie J. Smith Director of DFAIDG, DIG and DEM. Trustee of DFAITC. The University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 55	DFAITC - since 2000 DFAIDG - since 2000 DIG - since 2000 DEM - since 2000	96 portfolios in 4 investment companies	Boris and Irene Stern Professor of Accounting, The University of Chicago Booth School of Business (since 1980), Formerly, Marvin Bower Fellow, Harvard Business School (9/01 to 8/02). Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000) and Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003).

Name, Position with the Fund, Address and Age	Term of Office[1] and Length of Service	Portfolios within the DFA Fund Complex[2] Overseen	Principal Occupation(s) During Past 5 Years and Other Directorships of Public Companies Held
Interested Trustees/Directors*

David G. Booth
Chairman, Director, Chief Executive Officer and President of DFAIDG, DIG and DEM. Chairman, Trustee, Chief Executive Officer, Chief Investment Officer and President of DFAITC.
1299 Ocean Avenue
Santa Monica, CA 90401
Age: 61	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	96 portfolios in 4 investment companies	Chairman, Director/Trustee, President, Chief Executive Officer and formerly Chief Investment Officer of the following companies: Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities Inc., Dimensional Fund Advisors Canada Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Fund Advisors Ltd, and formerly Chief Investment Officer. Director, President and formerly Chief Investment Officer of DFA Australia Ltd. Director of Dimensional Funds PLC and Dimensional Fund II PLC. Director, Chief Executive Officer and formerly Chief Investment Officer of Dimensional Fund Advisors Canada Inc. (All Chief Investment Officer positions held starting 1/03 through 3/07 except for Dimensional Fund Advisors Canada Inc., which was from 6/03 through 3/07, and Dimensional Holdings Inc., which was from 10/06 through 3/07.)
Limited Partner, Oak Hill Partners, Director, The University of Chicago Booth School of Business. Formerly, Director, SA Funds (registered investment company). Formerly Director, Assante Corporation (investment management) (until 2002).

Rex A. Sinquefield The Show Me Institute 7777 Bonhomme Ave., Suite 2150 St. Louis, MO 63105 Age: 64	DFAITC - since 1993 DFAIDG - since 1981 DIG - since 1992 DEM - since 1993	96 portfolios in 4 investment companies	Director/Trustee (and prior to 2006 Chairman, and prior to 2003, Chief Investment Officer) of Dimensional Fund Advisors LP, DFA Securities Inc., DFAIDG, DIG, DEM and DFAITC. Director of Dimensional Holdings Inc. Prior to 2006, Director of Dimensional Fund Advisors Ltd, Director (and prior to 1/1/2003, Chief Investment Officer) of DFA Australia Ltd. Director of Dimensional Funds PLC and Dimensional Fund Advisors Canada Inc.
Trustee, St. Louis University (since 2003). Life Trustee and Member of Investment Committee, DePaul University. Director, The German St. Vincent Orphan Home. Member of Investment Committee, Archdiocese of St. Louis. Trustee and Member of Investment Committee, St. Louis Art Institute (since 2005). President and Director, The Show Me Institute (since 2006). Trustee, St. Louis Symphony Orchestra (since 2005). Trustee, Missouri Botanical Garden (since 2005).

  1  Each Trustee/Director holds office for an indefinite term until his or her successor is elected and qualified.

  2  Each Trustee/Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which includes the Funds.

  *  Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the Investment Company Act of 1940, as amended, due to their positions with Dimensional Fund Advisors LP.

Officers

The name, age, information regarding positions with the Funds and the principal occupation for each officer of the Funds are set forth below. Each officer listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP (prior to November 3, 2006, Dimensional Fund Advisors Inc.) ("Dimensional"), DFA Securities Inc., DFAIDG, DIG, DFAITC and DEM (collectively, the "DFA Entities"). The address of each officer is: Dimensional Fund Advisors LP, 1299 Ocean Avenue, Santa Monica, California 90401, unless otherwise indicated.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Officers

April A. Aandal Vice President Age: 35	Since 2008	Vice President of all the DFA Entities.

Darryl D. Avery Vice President Age: 42	Since 2005	Vice President of all the DFA Entities. From June 2002 to January 2005, institutional client service representative of Dimensional.

Arthur H. Barlow Vice President Age: 52	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Scott A. Bosworth Vice President Age: 39	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since November 1997).

Valerie A. Brown Vice President and Assistant Secretary Age: 41	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc.

David P. Butler Vice President Age: 44	Since 2007	Vice President of all the DFA Entities. Director of US Financial Services of Dimensional (since January 2005). Formerly, Regional Director of Dimensional Fund Advisors LP (January 1995 to January 2005).

Patrick Carter Vice President Age: 46	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since March 2006). Formerly, Director of Merrill Lynch Retirement Group (December 1998 to March 2006).

Stephen A. Clark Vice President Age: 36	Since 2004	Vice President of all the DFA Entities, April 2001 to April 2004, Portfolio Manager of Dimensional.

Robert P. Cornell Vice President Age: 59	Since 2007	Vice President of all the DFA Entities. Regional Director of Financial Services Group of Dimensional (since August 1993).

Christopher S. Crossan Vice President and Chief Compliance Officer Age: 42	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities. Formerly, Senior Compliance Officer, INVESCO Institutional, Inc. and its affiliates (August 2000 to January 2004).

James L. Davis Vice President Age: 51	Since 1999	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Robert T. Deere Vice President Age: 51	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.

Robert W. Dintzner Vice President Age: 38	Since 2001	Vice President of all the DFA Entities. Prior to April 2001, marketing supervisor and marketing coordinator for Dimensional.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Kenneth Elmgren Vice President Age: 54	Since 2007	Vice President of all the DFA Entities. Formerly, Managing Principal of Beverly Capital (May 2004 to September 2006); Principal of Wydown Capital (September 2001 to May 2004).

Richard A. Eustice Vice President and Assistant Secretary Age: 43	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Formerly, Vice President of Dimensional Fund Advisors Ltd.

Eugene F. Fama, Jr. Vice President Age: 47	Since 1993	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited and Dimensional Fund Advisors Ltd.

Gretchen A. Flicker Vice President Age: 37	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, institutional client service representative of Dimensional.

Jed S. Fogdall Vice President Age: 34	Since 2008	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since September 2004). Prior to September 2004, Staff Engineer at the Boeing Company (1997-2004); Graduate Student at the University of California, Los Angeles (2002-2003).

Glenn S. Freed Vice President Age: 46	Since 2001	Vice President of all the DFA Entities.

Mark R. Gochnour Vice President Age: 41	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional.

Henry F. Gray Vice President Age: 41	Since 2000	Vice President of all the DFA Entities. Prior to July 2000, Portfolio Manager of Dimensional. Formerly, Vice President of DFA Australia Limited.

John T. Gray Vice President Age: 34	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (January 2005 to February 2007).

Darla Hastings Vice President Age: 53	Since 2007	Vice President of all the DFA Entities. Chief Marketing Officer of Dimensional. Formerly, Senior Vice President, Customer Experience for Benchmark Assisted Living (May 2005 to April 2006); Executive Vice President and Chief Marketing Officer of State Street Corporation (September 2001 to October 2005).

Joel H. Hefner Vice President Age: 40	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since June 1998).

Julie Henderson Vice President and Fund Controller Age: 34	Since 2005	Vice President and Fund Controller of all the DFA Entities. Formerly, Senior Manager at PricewaterhouseCoopers LLP (July 1996 to April 2005).

Kevin Hight Vice President Age: 40	Since 2005	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (since March 2003 to March 2005).

Christine W. Ho Vice President Age: 40	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Assistant Controller of Dimensional.

Jeff J. Jeon Vice President Age: 34	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Counsel of Dimensional.

Patrick M. Keating Vice President Age: 53	Since 2003	Vice President of all the DFA Entities and Chief Operating Officer of Dimensional. Director, Vice President and Chief Privacy Officer of Dimensional Fund Advisors Canada Inc. Director of DFA Australia Limited.

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Joseph F. Kolerich Vice President Age: 36	Since 2004	Vice President of all the DFA Entities. From April 2001 to April 2004, Portfolio Manager for Dimensional.

Michael F. Lane Vice President Age: 41	Since 2004	Vice President of all the DFA Entities. Formerly, Vice President of Advisor Services at TIAA-CREF (July 2001 to September 2004).

Kristina M. LaRusso Vice President Age: 33	Since 2006	Vice President of all DFA Entities. Formerly, Operations Supervisor of Dimensional (March 2003 to December 2006).

Inmoo Lee Vice President Age: 42	Since 2007	Vice President of all the DFA Entities. Associate Professor Department of Finance and Accounting, Business School, National University of Singapore (July 2004 to present); Associate Professor, College of Business Administration, Korea University (September 2001 to May 2006).

Juliet Lee Vice President Age: 37	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional (since January 2004). Formerly, Assistant Vice President for Metropolitan West Asset Management LLC (February 2001 to December 2003).

Aaron M. Marcus Vice President & Head of Global Human Resources Age: 38	Since 2008	Vice President and Head of Global Human Resources of Dimensional. Formerly, Global Head of Recruiting and Vice President of Goldman Sachs & Co. (June 2006 to January 2008); Global Co-Head of HR of the Equities & FICC Division, and Vice President of Goldman Sachs & Co. (May 2005 to May 2006); Head of Americas Campus Recruiting and Vice President of Goldman Sachs & Co. (April 2003 to May 2005).

David R. Martin Vice President, Chief Financial Officer and Treasurer Age: 51	Since 2007	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Director, Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors Ltd. and DFA Australia Limited. Chief Financial Officer, Treasurer, and Vice President of Dimensional Fund Advisors Canada Inc. Director of Dimensional Funds PLC and Dimensional Funds II PLC. Formerly, Executive Vice President and Chief Financial Officer of Janus Capital Group Inc. (June 2005 to March 2007); Senior Vice President of Finance at Charles Schwab & Co., Inc. (March 1999 to May 2005).

Catherine L. Newell Vice President and Secretary Age: 44	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Director, Vice President and Assistant Secretary of DFA Australia Limited (since February 2002, April 1997 and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada Inc. (since June 2003). Director, Dimensional Funds PLC and Dimensional Funds II PLC (since January 2002). Formerly, Assistant Secretary of all DFA Entities and Dimensional Fund Advisors Ltd.

Gerard K. O'Reilly Vice President Age: 31	Since 2007	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2004 to 2006); Research Assistant in PhD program, Aeronautics Department California Institute of Technology (1998 to 2004).

Carmen Palafox Vice President Age: 34	Since 2006	Vice President of all the DFA Entities. Operations Manager of Dimensional Fund Advisors LP (since May 1996).

Sonya Park Vice President Age: 36	Since 2005	Vice President of all the DFA Entities. From February 2002 to January 2005, institutional client service representative of Dimensional.

David A. Plecha Vice President Age: 47	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd..

Ted Randall Vice President Age: 35	Since 2008	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional (2006-2008). Systems Developer of Dimensional (2001-2006).

Name, Position with the Fund and Age	Term of Office[1] and Length of Service	Principal Occupation(s) During Past 5 Years
Eduardo A. Repetto Vice President and Chief Investment Officer Age: 41	Since 2002	Chief Investment Officer (beginning March 2007) and Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Canada Inc. Formerly, Research Associate for Dimensional (June 2000 to April 2002).

L. Jacobo Rodriguez Vice President Age: 37	Since 2005	Vice President of all the DFA Entities. From August 2004 to July 2005, institutional client service representative of Dimensional. Formerly, Financial Services Analyst, Cato Institute (September 2001 to June 2004); Book Review Editor, Cato Journal, Cato Institute (May 1996 to June 2004).

David E. Schneider Vice President Age: 62	Since 2001	Vice President of all the DFA Entities. Currently, Director of Institutional Services.

Ted R. Simpson Vice President Age: 40	Since 2007	Vice President of all the DFA Entities. Regional Director of Dimensional (since December 2002).

Bryce D. Skaff Vice President Age: 33	Since 2007	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional (December 1999 to January 2007).

Grady M. Smith Vice President Age: 51	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Portfolio Manager of Dimensional.

Carl G. Snyder Vice President Age: 45	Since 2000	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Lawrence R. Spieth Vice President Age: 60	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

Bradley G. Steiman Vice President Age: 35	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada Inc.

Karen E. Umland Vice President Age: 42	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and since June 2003, Dimensional Fund Advisors Canada Inc.

Carol W. Wardlaw Vice President Age: 49	Since 2004	Vice President of all the DFA Entities. Prior to April 2004, Regional Director of Dimensional.

Weston J. Wellington Vice President Age: 57	Since 1997	Vice President of all the DFA Entities. Formerly, Vice President of DFA Australia Limited.

Daniel M. Wheeler Vice President Age: 63	Since 2001	Vice President of all the DFA Entities. Prior to 2001 and currently, Director of Financial Advisors Services of Dimensional. Director of Dimensional Fund Advisors Ltd. (since October 2003) and President of Dimensional Fund Advisors Canada Inc. (since June 2003).

Ryan Wiley Vice President Age: 32	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional. Formerly, Portfolio Manager (2006 to 2007); Trader (2001 to 2006).

Paul E. Wise Vice President Age: 53	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional (since 2004). Formerly, Principal of Turnbuckle Management Group (January 2002 to August 2004).

  1  Each officer holds office for an indefinite term at the pleasure of the Boards of Trustee/Directors and until his or her successor is elected and qualified.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (310) 395-8005. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

NOTICE TO SHAREHOLDERS
(Unaudited)

For shareholders that do not have an October 31, 2008 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2008 tax year end, please consult your tax advisor as to the pertinence of this notice. For the period December 1, 2007 to October 31, 2008, each portfolio is designating the following items with regard to distributions paid during the period.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Total Distributions	Qualifying For Corporate Dividends Received Deduction(1)	Qualifying Dividend Income(2)	Foreign Tax Credit(3)	Qualifying Interest Income(4)	Qualifying Short-Term Capital Gain(5)
Emerging Markets Value Portfolio	51%	1%	48%	100%	—	38%	—	6%	1%
Dimensional Emerging Markets Value Fund Inc.
Dimensional Emerging Markets Value Fund Inc.	24%	2%	74%	100%	2%	47%	9%	3%	5%

(1)  Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)  The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of net investment income and short-term capital gain distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)  Foreign Tax Credit represent dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income (the total of net investment income and short-term capital gain distributions).

(4)  The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of net investment income and short-term capital gain distributions).

(5)  The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of net investment income and short-term capital gain distributions).

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DFA103108-005A

ITEM 2.                  CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the “Report”), a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer (the “Code of Business Ethics”).  The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report.  The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report.  A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3.                  AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Directors has determined that Abbie J. Smith possesses the technical attributes to qualify as an “audit committee financial expert” serving on the Registrant’s Audit Committee and has designated Ms. Smith as the “audit committee financial expert.”  Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980.  Ms. Smith’s education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant’s financial statements.  In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant.  Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4.                  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)           Audit Fees

Fiscal Year Ended October 31, 2008:  $20,333

Fiscal Year Ended November 30, 2007:  $19,533

(b)           Audit-Related Fees

Fees for Registrant           Fiscal Year Ended October 31, 2008:  $1,215

Fiscal Year Ended November 30, 2007:  $1,215

For fiscal years ended October 31, 2008 and November 30, 2007, Audited-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant’s semi-annual financial statements.

Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X

Fiscal Year Ended October 31, 2008:  $165,000

Fiscal Year Ended November 30, 2007:  $130,000

For the fiscal years ended October 31, 2008 and November 30, 2007, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SAS 70 over controls at the Registrant’s investment adviser.

(c)           Tax Fees

Fees for Registrant           Fiscal Year Ended October 31, 2008:  $18,027

Fiscal Year Ended November 30, 2007:  $10,953

Tax Fees included, for the fiscal years ended October 31, 2008 and November 30, 2007, fees for tax services in connection with the Registrant’s excise tax calculations, limited review of the Registrant’s applicable tax returns and capital gains tax services in India.

There were no Tax Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)           All Other Fees

Fees for Registrant           Fiscal Year Ended October 31, 2008:  $0

Fiscal Year Ended November 30, 2007:  $0

There were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)(1)       Audit Committee’s Pre-Approval Policies and Procedures

Pre-Approval Policies and Procedures

as adopted by the

Audit Committees

of

DFA Investment Dimensions Group Inc.

Dimensional Emerging Markets Value Fund Inc.

Dimensional Investment Group Inc.

The DFA Investment Trust Company

(together, the “Funds”)

The Sarbanes-Oxley Act of 2002 (the “Act”) and the rules (the “Rules”) adopted by the U.S. Securities and Exchange Commission (the “SEC”) require that the Funds’ Audit Committees (together, the “Committee”) pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the “Auditor”).  The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors, Inc. (“Dimensional”), the Funds’ investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the “Service Affiliates”) if the services directly impact the Funds’ operations and financial reporting.

The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates.  These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

These policies and procedures comply with the requirements for pre-approval, but also provide a mechanism by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations.  Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

A.            General

1.             The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

2.             The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor’s engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds’ operations and financial reporting.

B.            Pre-Approval of Audit Services to the Funds

1.             The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds’ financial statements for each fiscal year (the “Engagement”).  The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below).  In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor’s qualifications and independence.  The Committee also shall consider the Auditor’s proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

2.             The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the “Board”) regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

3.             Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not “interested persons” of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the “Independent Directors”).

C.            Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates—by Types of Services

1.             The Committee may pre-approve types of non-audit services to the Funds and their Service Affiliates pursuant to this Section C.

2.             Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following:  (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds’ operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

3.             The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request.

4.             The Committee’s pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

5.             A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor.  Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

D.            Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates—Project-by-Project Basis

1.             The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

2.             Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects.  The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

3.             The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a “Designated Member”) to consider, on the Committee’s behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee.  The Designated Member also shall review, on the Committee’s behalf, any proposed material change in the nature or extent of any non-audit services previously approved.  The Funds’ management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

4.             The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

(a)           pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

(b)           refer such matter to the Committee for its consideration and action.

In considering any requested non-audit services or proposed material change in such services, the Designated Member’s authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

5.             The Designated Member’s pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved.  Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting.  If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

E.             Amendment; Annual Review

1.             The Committee may amend these procedures from time to time.

2.             These procedures shall be reviewed annually by the Committee.

F.             Recordkeeping

1.             The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

2.             In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

3.             A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place.  The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

(e)(2)      The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant’s Audit Committee but not pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended October 31, 2008 that were attributed to work performed by persons other than the principal accountant’s full time, permanent employees was not greater than 50%.

(g)           Aggregate Non-Audit Fees

Fiscal Year Ended October 31, 2008:  $634,991

Fiscal Year Ended November 30, 2007:  $375,500

(h)           The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.                  AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.                                                     INVESTMENTS.

The Registrant’s schedule of investments is provided below.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments

Investment Abbreviations

ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NVDR	Non-Voting Depositary Receipt

Investment Footnotes

†	See Note B to Financial Statements.
††	Securities have been fair valued. See Note B to Financial Statements
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
(r)	The adjustable rate shown is effective as of October 31, 2008.
§	Affiliated Fund.
–	Amounts designated as - are either zero or rounded to zero.

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

SCHEDULE OF INVESTMENTS

October 31, 2008

		Shares	Value ††

ARGENTINA — (0.2%)
COMMON STOCKS — (0.2%)
*	Alpargatas S.A.I.C.	6,363	$3,683
*	Banco Suquia SA	327,868	46,965
	BBVA Banco Frances SA	130,508	111,412
*	Capex SA Series A	394,725	260,438
*	Celulosa Argentina SA Series B	14,412	5,505
*	Central Puerto SA Series B	125,000	155,544
*	Cresud SA Comercial Industrial Financiera y Agropecuaria	461,252	264,289
	Dycasa SA Series B	55,000	41,382
*	Endesa Costanera SA Series B	261,000	151,059
*	IRSA Inversiones y Representaciones SA	1,186,421	473,798
*	Juan Minetti SA	769,693	204,918
	Ledesma S.A.A.I.	885,405	819,912
*	MetroGas SA Series B	176,000	26,484
*	Molinos Rio de la Plata SA Series B	502,274	1,293,618
	Petrobras Energia Participacio	1,472,366	1,001,288
*	Polledo SA Industria Constructora y FinancierA	50,000	4,124
	Siderar S.A.I.C. Series A	494,314	2,431,796
	Solvay Indupa S.A.I.C.	1,229,322	828,890
	Tenaris SA	140,000	1,551,680
	Transportadora de Gas del Sur SA Series B	364,679	136,137

TOTAL — ARGENTINA			9,812,922

BRAZIL — (6.2%)
COMMON STOCKS — (1.3%)
*	Banco Alfa de Investimento SA	98,700	300,223
	Banco Bradesco SA	31,500	305,331
	Banco Pine SA	32,600	70,722
*	Banco Sofisa SA	18,700	29,002
	Bematech SA	169,100	308,306
*	BR Malls Participacoes SA	127,200	469,698
*	Brascan Residential Properties SA	73,600	104,973
*	Camargo Correa Desenvolvimento Imobiliario SA	64,400	60,937
	Companhia Siderurgica Nacional SA	2,794,200	37,170,018
	Companhia Vale do Rio Doce ADR	290,000	3,804,800
	Company SA	35,400	50,653
	Cremer SA	65,900	273,760
	Eternit SA	630,320	1,204,489
*	Even Construtora e Incorporadora SA	86,000	110,750
	Financeira Alfa SA	36,400	36,627
*	Gafisa SA	454,000	3,216,663
	Globex Utilidades SA	45,131	143,736

1

	Grendene SA	37,300	194,549
*	Guararapes Confeccoes SA	10,800	90,827
*	IdeiasNet SA	230,100	265,520
*	Iguatemi Empresa de Shopping Centers SA	50,900	239,640
	Industrias Romi SA	82,800	252,241
*	JBS SA	950,000	1,732,056
*	M Dias Branco SA	167,100	1,249,490
*	Magnesita Refratarios SA	703,918	2,274,372
*	Medial Saude SA	111,600	345,128
*	PDG Realty SA Empreendimentos e Participacoes	209,200	1,089,211
	Perdigao SA	7,171	104,263
*	Plascar Participacoes Industriais SA	98,900	96,321
*	Porto Seguro SA	327,900	1,625,500
*	Positivo Informatica SA	110,400	300,141
*	Rossi Residencial SA	98,400	200,297
*	Sao Carlos Empreendimentos e Participacoes SA	38,100	159,153
*	Sao Martinho SA	164,500	1,009,095
*	Totvs SA	6,029	103,521
*	Universo Online SA	187,100	543,207
	Usinas Siderurgicas de Minas Gerais SA	175,700	2,011,244
TOTAL COMMON STOCKS			61,546,464

PREFERRED STOCKS — (4.9%)
#	Aracruz Celulose SA Sponsored ADR	198,040	2,633,932
*	Banco Alfa de Investimento SA	61,726	170,662
	Banco Bradesco SA Sponsored ADR	348,766	4,080,562
	Braskem SA Preferred A	1,479,200	6,424,774
	Centrais Electricas de Santa Catarina SA	232,200	3,606,522
	Companhia Brasileira de Distribuicao Grupo Pao de Acucar	293,080	4,391,127
*	Companhia de Tecidos Norte de Minas	567,950	1,032,875
	Companhia Vale do Rio Doce Series B	239,144	—
	Confab Industrial SA	2,044,814	3,690,387
*	Contax Participacoes SA	3,000	38,744
	Duratex SA	805,100	6,726,199
	Forjas Taurus SA	599,810	949,618
	Gerdau SA	2,445,084	15,551,931
	Gerdau SA Sponsored ADR	481,540	3,086,671
*	Inepar Industria e Construcoes SA	7,896	54,669
	Investimentos Itau SA	6,589,068	21,897,664
	Klabin SA	4,808,904	8,301,547
	Mahle-Metal Leve SA Industria e Comercio	4,000	36,834
	Marcopolo SA	1,271,600	2,212,754
	Metalurgica Gerdau SA	4,732,400	42,223,537
	Sadia SA	987,982	2,015,638
	Sao Paulo Alpargatas SA	40,200	686,545
	Saraiva Livreiros Editores	21,000	186,591
	Suzano Papel e Celullose SA	2,068,239	12,267,192
	Telemar Norte Leste SA	631,500	15,390,353
	Ultrapar Participacoes SA	170,741	3,152,384
	Ultrapar Participacoes SA Sponsored ADR	19,900	368,150
	Uniao de Industrias Petroquimicas SA Series B	5,184,473	1,794,763

2

Unibanco-Uniao de Bancos Brasileiros SA ADR	133,220	8,403,518
Unibanco-Uniao de Bancos Brasileiros Units SA	1,503,100	9,296,811
Usinas Siderurgicas de Minas Gerais SA Series A	3,733,055	48,246,268
Votorantim Celulose e Papel SA	262,275	2,605,196
Whirlpool SA	72,600	62,999
TOTAL PREFERRED STOCKS		231,587,417

TOTAL — BRAZIL		293,133,881

CHILE — (2.8%)
COMMON STOCKS — (2.8%)
Banco de Credito e Inversiones SA Series A	81,935	1,374,236
CAP SA	199,310	2,393,325
Cementos Bio-Bio SA	665,307	892,697
Cintac SA	153,487	38,901
Compania Cervecerias Unidas SA	143,000	767,478
Compania de Consumidores de Gas Santiago SA	131,746	353,529
Compania de Telecomunicaciones de Chile SA Series A	2,231,180	3,625,771
Compania de Telecomunicaciones de Chile SA Series B	372,166	543,753
Compania General de Electricidad SA	59,938	257,356
Compania SudAmericana de Vapores SA	7,750,694	5,950,961
Compania Telecomunicaciones de Chile SA Sponsored ADR	1,684,778	11,439,643
Componia Tecno Industrial S.A.	4,900,000	98,986
Corpbanca SA	1,018,549,352	3,796,308
Cristalerias de Chile SA	264,624	1,578,118
Distribucion y Servicio D&S SA ADR	11,500	204,815
Embotelladora Andina SA Series A ADR	48,768	490,118
Embotelladora Andina SA Series B ADR	7,357	87,180
Empresa Nacional de Electricidad SA	2,694,503	3,145,428
Empresa Nacional de Telecomunicaciones SA	116,880	1,217,294
Empresas CMPC SA	739,360	13,676,093
Empresas Copec SA	1,119,488	9,261,833
Empresas Iansa SA	22,719,833	538,569
Enersis SA	31,903,095	8,661,280
Enersis SA Sponsored ADR	3,078,264	44,327,002
Industrias Forestales SA	3,436,382	450,841
Inversiones Frimetal SA	4,900,000	23,012
Madeco SA	34,519,208	1,933,487
Masisa SA	13,972,958	1,062,632
Minera Valparaiso SA	7,500	147,585
Parque Arauco SA	2,474,668	1,291,292
Sociedad Quimica y Minera de Chile SA Series B	481,533	10,067,145
Soquimic Comercial SA	198,000	73,208
Vina de Concha y Toro SA	272,412	377,701
Vina de Concha y Toro SA Sponsored ADR	7,386	202,746
Vina San Pedro SA	79,756,271	356,718
Watt’s SA	163,489	69,466
TOTAL COMMON STOCKS		130,776,507

PREFERRED STOCKS — (0.0%)
Sociedad Quimica y Minera de Chile SA Series A	43,364	1,033,754

TOTAL — CHILE		131,810,261

3

CHINA — (9.3%)
COMMON STOCKS — (9.3%)
	Agile Property Holdings, Ltd.	2,534,000	841,999
	Air China, Ltd.	1,830,000	511,173
	Aluminum Corp. of China, Ltd.	28,000	10,175
	Aluminum Corp. of China, Ltd. ADR	289,495	2,715,463
	AMVIG Holdings, Ltd.	3,391,100	1,993,753
#	Angang Steel Co., Ltd.	6,379,640	3,914,415
*	Anhui Conch Cement Co., Ltd.	292,000	929,980
* #	AviChina Industry and Technology Co., Ltd.	17,980,000	1,209,431
#	Bank of China, Ltd.	94,354,000	27,550,314
	Bank of Communications Co., Ltd.	4,991,000	2,941,320
	Beijing Enterprises Holdings, Ltd.	6,428,500	25,388,378
*	Bosideng International Holdings, Ltd.	1,800,000	184,806
#	Byd Co., Ltd.	1,424,300	2,420,784
*	Catic Shenzhen Holdings, Ltd.	2,458,000	547,158
#	Chaoda Modern Agriculture	33,678,281	23,727,244
*	China Citic Bank	545,000	168,354
	China Construction Bank Corp.	20,375,000	10,107,614
	China COSCO Holdings Co., Ltd.	2,040,000	1,098,981
#	China Everbright, Ltd.	7,975,600	7,488,603
#	China Foods, Ltd.	17,001,200	4,474,656
#	China Green (Holdings), Ltd.	4,083,800	3,170,612
*	China Haidian Holdings, Ltd.	11,853,000	485,417
	China Insurance International Holdings Co., Ltd.	586,000	1,366,163
	China Life Insurance Co., Ltd.	9,000	24,052
#	China Life Insurance Co., Ltd. ADR	347,722	13,776,746
	China Mengniu Dairy Co., Ltd.	596,000	573,002
	China Merchants Holdings (International) Co., Ltd.	767,561	1,828,635
	China Mobile, Ltd.	4,500	39,615
	China National Building Material Co., Ltd.	512,000	298,165
	China Oilfield Services, Ltd.	1,002,000	550,633
	China Petroleum and Chemical Corp. (Sinopec)	46,000	30,207
	China Petroleum and Chemical Corp. (Sinopec) ADR	136,520	8,877,896
#	China Pharmaceutical Group, Ltd.	17,292,000	3,406,803
#	China Rare Earth Holdings, Ltd.	16,381,000	1,534,812
	China Resources Enterprise, Ltd.	6,062,000	12,068,846
	China Shenhua Energy Co., Ltd.	2,528,000	4,799,612
	China Shineway Pharmaceutical Group, Ltd.	141,000	53,423
#	China Shipping Container Lines Co., Ltd.	41,520,700	4,780,926
	China Shipping Development Co., Ltd.	894,000	880,990
*	China Southern Airlines Co., Ltd. ADR	23,250	183,210
	China State Construction International Holdings, Ltd.	14,000	1,554
#	China Travel International Investment Hong Kong, Ltd.	21,415,000	3,037,256
#	China Unicom Hong Kong, Ltd.	2,354,000	3,360,815
#	China Unicom Hong Kong, Ltd. ADR	4,978,673	71,742,678
* #	CITIC Resources Holdings, Ltd.	7,650,000	581,870
	CNPC Hong Kong, Ltd.	46,740,000	14,330,793
#	Comba Telecom Systems Holdings, Ltd.	8,141,600	759,782

4

	COSCO Pacific, Ltd.	21,424,000	15,601,349
*	Country Garden Holdings Co.	1,674,000	297,363
#	Dalian Port (PDA) Co., Ltd.	16,604,000	3,777,863
	Denway Motors, Ltd.	64,858,000	16,174,643
#	Digital China Holdings, Ltd.	1,170,000	354,059
	Dongfang Electric Co., Ltd.	94,000	182,992
	Dongfeng Motor Corp.	46,632,000	13,200,445
#	Dynasty Fine Wines Group, Ltd.	9,796,600	1,282,386
*	Fosun International	593,000	122,098
#	Geely Automobile Holdings, Ltd.	44,401,900	1,705,192
	Global Bio-Chem Technology Group Co., Ltd.	27,227,400	3,794,649
	Golden Eagle Retail Group, Ltd.	3,066,000	1,663,100
	GOME Electrical Appliances Holdings, Ltd.	3,928,000	784,598
#	Great Wall Motor Co., Ltd.	3,555,000	1,060,067
*	Greentown China Holdings, Ltd.	157,000	48,016
#	Guangshen Railway Co., Ltd. Sponsored ADR	465,537	8,915,034
#	Guangzhou Investment Co., Ltd.	7,928,000	589,365
#	Guangzhou Pharmaceutical Co., Ltd.	2,222,000	525,277
	Guangzhou R&F Properties Co., Ltd.	1,939,200	931,841
#	Hainan Meilan International Airport Co., Ltd.	1,891,000	518,085
#	Harbin Power Equipment Co., Ltd.	6,500,000	3,614,503
	Hengan International Group Co., Ltd.	369,000	1,029,166
* #	Intime Department Store Group Co., Ltd.	1,038,000	307,307
	Jiangxi Copper Co., Ltd.	841,000	413,432
*	KWG Property Holding, Ltd.	3,100,000	663,452
	Lenovo Group, Ltd.	2,106,000	616,850
	Li Ning Co., Ltd.	2,389,000	2,956,506
#	Lianhua Supermarket Holdings Co., Ltd.	1,590,000	1,867,749
	Lonking Holdings, Ltd.	99,000	39,889
#	Maanshan Iron and Steel Co., Ltd.	33,440,000	6,231,496
	Mingyuan Medicare Development Co., Ltd.	4,861,900	358,392
*	Minth Group, Ltd.	320,000	111,826
#	Neo-China Land Group (Holdings), Ltd.	9,446,000	6,203,849
#	Nine Dragons Paper Holdings, Ltd.	16,059,000	2,769,436
	PetroChina Co., Ltd. ADR	32,000	2,386,560
* #	PICC Property and Casualty Co., Ltd.	5,992,000	1,658,914
	Ping An Insurance (Group) Co. of China, Ltd.	1,080,000	4,618,864
	Qingling Motors Co., Ltd.	12,686,000	1,079,075
* #	Semiconductor Manufacturing International Corp. ADR	892,564	874,713
	Shandong Molong Petroleum Machinery Co., Ltd.	1,676,000	104,824
* #	Shanghai Electric Group Co., Ltd.	46,276,000	14,002,845
*	Shanghai Forte Land Co., Ltd.	1,000,000	120,034
	Shanghai Industrial Holdings, Ltd.	8,743,000	13,901,187
	Shenzhou International Group	2,012,000	282,993
#	Shimao Property Holdings, Ltd.	15,518,000	8,413,646
	Shougang Concord International Enterprises Co., Ltd.	214,000	17,721
*	Sino Union Petroleum & Chemical International, Ltd.	450,000	30,734
	Sinofert Holdings, Ltd.	1,390,000	775,708
*	Sino-Ocean Land Holdings, Ltd.	720,500	193,678
	Sinopec Kantons Holdings, Ltd.	9,174,300	914,967
	Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	229,572	4,306,771
* #	Sinopec Yizheng Chemical Fibre Co., Ltd.	29,104,000	2,048,582

5

	Sinotrans, Ltd.	29,700,000	6,668,989
#	Travelsky Technology, Ltd.	9,465,000	2,277,377
	Tsingtao Brewery Co., Ltd.	194,000	348,715
	Weichai Power Co., Ltd.	61,000	145,577
*	Xingda International Holdings, Ltd.	180,000	18,588
#	Yanzhou Coal Mining Co., Ltd. Sponsored ADR	581,500	3,593,670
	Zijin Mining Group Co., Ltd.	2,610,000	788,823

TOTAL — CHINA			439,054,944

CZECH REPUBLIC — (0.5%)
COMMON STOCKS — (0.5%)
	CEZ A.S.	74,076	3,239,799
	Komercni Banka A.S.	12,022	1,830,521
	Phillip Morris CR A.S.	954	266,829
	Telefonica 02 Czech Republic A.S.	515,201	11,009,505
	Unipetrol A.S.	1,050,841	7,875,076

TOTAL — CZECH REPUBLIC			24,221,730

HUNGARY — (1.4%)
COMMON STOCKS — (1.4%)
* #	Danubius Hotel & Spa NYRT	136,180	3,453,187
#	Egis Gyogyszergyar NYRT	40,270	1,991,827
* #	Fotex NYRT	939,585	1,677,688
#	MOL Hungarian Oil & Gas NYRT	959,094	51,888,773
* #	Pannonplast NYRT	536,826	1,966,250
* #	Synergon Information Systems	75,249	225,694
#	Tiszai Vegyi Kombinat NYRT	237,913	4,022,912
	Zwack Unicum NYRT	387	20,120

TOTAL — HUNGARY			65,246,451

INDIA — (9.0%)
COMMON STOCKS — (9.0%)
		315,650	919,132
*	Abhishek Industries, Ltd.	92,524	15,290
	Adani Enterprises, Ltd.	570,571	4,442,043
	Aditya Birla Nuvo, Ltd.	185,691	2,112,158
	Adlabs Films, Ltd.	86,755	294,903
	Aftek, Ltd.	420,648	134,942
*	Agro Tech Foods, Ltd.	136,705	271,500
	Alembic, Ltd.	619,600	383,763
*	Allahabad Bank, Ltd.	394,280	393,735
	Alok Industries, Ltd.	736,832	255,917
	Ambuja Cements, Ltd.	3,753,732	4,726,379
	Amtek Auto, Ltd.	314,027	470,262
*	Andhra Bank	49,000	42,827
	Apollo Hospitals Enterprise, Ltd.	153,288	1,238,947
	Apollo Tyres, Ltd.	1,751,970	827,477
*	Arvind Mills, Ltd.	1,330,891	392,170
	Ashapura Minechem, Ltd.	36,874	24,722

6

	Ashok Leyland, Ltd.	6,035,668	2,330,684
	Asian Hotels, Ltd.	2,100	11,869
	Aurobindo Pharma, Ltd.	215,126	558,650
	Avaya GlobalConnect, Ltd.	21,933	32,719
	Axis Bank, Ltd.	484,801	5,612,044
	Bajaj Auto Finance, Ltd.	90,482	137,232
	Bajaj Auto, Ltd. (6124142)	66,284	458,678
	Bajaj Auto, Ltd. (B2QKXW0)	66,284	746,391
	Bajaj Finserv, Ltd.	66,284	162,994
	Bajaj Hindusthan, Ltd.	722,649	679,086
	Balaji Telefilms, Ltd.	204,578	296,703
	Ballarpur Industries, Ltd.	2,658,186	1,079,004
	Balmer Lawrie & Co., Ltd.	48,430	240,458
*	Balrampur Chini Mills, Ltd.	1,305,727	1,157,747
	Bank of Maharashtra, Ltd.	410,000	219,231
	Bank of Rajasthan, Ltd.	527,425	410,439
	Bata India, Ltd.	98,732	212,049
	BEML, Ltd.	104,405	937,341
	Bharat Forge, Ltd.	286,820	604,260
	Bharati Shipyard, Ltd.	30,210	41,722
	Bhushan Steel & Strips, Ltd.	146,706	2,020,401
	Biocon, Ltd.	558,142	1,102,599
	Blue Star Infotech, Ltd.	12,900	11,368
	Bombay Dyeing & Manufacturing Co., Ltd.	63,829	248,396
	Cadila Healthcare, Ltd.	19,500	102,388
*	Cairn India, Ltd.	2,162,402	5,850,058
	Century Enka, Ltd.	133,495	187,246
	Century Textiles & Industries, Ltd.	191,952	664,125
	Chambal Fertilizers & Chemicals, Ltd.	2,270,380	2,131,312
*	Chi Investments, Ltd.	34,117	11,540
	Cholamandalam DBS Finance, Ltd.	477	367
	City Union Bank, Ltd.	839,100	279,046
	Clariant Chemicals (India), Ltd.	2,398	8,312
	Coromandel Fertilisers, Ltd.	136,536	328,370
	Cranes Software International, Ltd.	313,759	588,940
	Cummins India, Ltd.	50,000	211,587
	Dalmia Cement (Bharat), Ltd.	28,800	47,370
	DCM Shriram Consolidated, Ltd.	210,988	125,323
	Deepak Fertilizers & Petrochemicals Corp., Ltd.	386,267	446,622
*	Dish TV (India), Ltd.	617,884	187,278
	D-Link (India), Ltd.	118,369	102,358
	Dr. Reddy’s Laboratories, Ltd.	617,398	5,445,861
	E.I.D. - Parry (India), Ltd.	357,212	1,208,618
	Eicher Motors, Ltd.	28,098	117,091
	EIH, Ltd.	894,287	1,568,473
	Elder Pharmaceuticals, Ltd.	97,715	527,362
	Electrosteel Casings, Ltd.	513,690	181,118
	Elgi Equipments, Ltd.	174,405	113,079
*	Escorts, Ltd.	388,991	286,173
	Essel Propack, Ltd.	442,637	122,942
*	Eveready Industries (India), Ltd.	351,390	133,653
	Everest Industries, Ltd.	23,275	32,904

7

	Exide Industries, Ltd.	1,150,517	1,173,307
	FAG Bearings (India), Ltd.	500	3,431
	FDC, Ltd.	179,858	93,870
	Federal Bank, Ltd.	1,021,848	2,720,461
	Finolex Cables, Ltd.	537,055	262,945
	Finolex Industries, Ltd.	695,629	460,023
	Gammon India, Ltd.	117,404	183,762
	Garden Silk Mills, Ltd.	52,000	35,637
	Geometric, Ltd.	73,022	43,596
	Gitanjali Gems, Ltd.	186,343	277,320
	GlaxoSmithKline Consumer Healthcare, Ltd.	5,598	67,581
*	Goetze (India), Ltd.	9,785	7,626
	Graphite India, Ltd.	89,000	69,770
	Great Eastern Shipping Co., Ltd.	825,643	3,701,983
	Great Offshore, Ltd.	136,410	943,417
	GTL, Ltd.	578,227	2,282,278
	Gujarat Alkalies & Chemicals, Ltd.	471,803	671,602
	Gujarat Fluorochemicals, Ltd.	101,490	166,613
	Gujarat Narmada Valley Fertilizers Co., Ltd.	647,256	796,837
	Gujarat State Fertilizers & Chemicals, Ltd.	473,389	786,641
	H.E.G., Ltd.	129,459	364,720
	HCL Infosystems, Ltd.	209,000	379,870
	HCL Technologies, Ltd.	499,200	1,784,799
	HDFC Bank, Ltd.	241,906	5,146,653
	Hexaware Technologies, Ltd.	76,915	31,850
*	Himachal Futuristic Communications, Ltd.	504,605	76,914
*	Himatsingka Seide, Ltd.	137,216	83,554
	Hinduja Ventures, Ltd.	65,909	159,735
	Hindustan Construction Co., Ltd.	1,016,128	872,944
*	Hindustan Motors, Ltd.	383,680	84,401
	Hindustan Sanitaryware & Industries, Ltd.	24,608	12,878
	Hotel Leelaventure, Ltd.	1,602,335	957,002
	HTMT Global Solutions, Ltd.	65,909	193,112
	ICI India, Ltd.	47,767	380,027
	ICICI Bank, Ltd. Sponsored ADR	2,268,705	38,772,168
	IDBI Bank, Ltd.	3,178,422	3,836,604
	India Cements, Ltd.	1,297,654	2,334,059
	India Glycols, Ltd.	115,658	185,271
	Indiabulls Financial Services, Ltd.	6,234	14,260
	Indiabulls Securities, Ltd.	6,234	3,169
	Indian Hotels Co., Ltd.	3,531,468	3,352,855
	Indian Oil Corp., Ltd.	8,798	61,022
	Indo Rama Synthetics (India), Ltd.	202,314	59,248
	Indoco Remedies, Ltd.	500	1,662
	IndusInd Bank, Ltd.	1,816,067	1,526,743
	INEIS ABS India, Ltd.	32,052	56,634
	Infrastructure Development Finance Co., Ltd.	2,234,916	2,684,618
	Ipca Laboratories, Ltd.	94,786	760,039
	IVRCL Infrastructures & Projects, Ltd.	448,807	791,049
	J.B. Chemicals & Pharmaceuticals, Ltd.	377,474	279,644
	Jaiprakash Associates, Ltd.	363,710	547,581
	Jammu & Kashmir Bank, Ltd.	222,503	1,732,177

8

*	JBF Industries, Ltd.	35,983	35,781
*	Jet Airways (India), Ltd.	244,572	793,201
	Jindal Poly Films, Ltd.	21,594	55,213
	Jindal Saw, Ltd.	162,712	1,249,393
	Jindal Steel & Power, Ltd.	566,145	9,323,496
	JK Tyre and Industries, Ltd.	158,673	159,569
	JSL, Ltd.	774,612	611,211
	JSW Steel, Ltd.	1,091,845	6,901,115
	Jubilant Organosys, Ltd.	138,688	469,807
	Karnataka Bank, Ltd.	281,428	476,264
	Karur Vysya Bank, Ltd.	87,485	420,900
	Kesoram Industries, Ltd.	204,223	627,647
	Kirloskar Oil Engines, Ltd.	458,360	515,656
	Lakshmi Machine Works, Ltd.	3,835	44,996
*	Landmark Property Development Co., Ltd.	246,234	22,009
	LIC Housing Finance, Ltd.	423,699	1,714,335
	Maharashtra Scooters, Ltd.	13,612	23,294
	Maharashtra Seamless, Ltd.	17,643	65,779
	Mahindra & Mahindra, Ltd.	834,282	6,422,604
	Mahindra Lifespace Developers, Ltd.	92,412	360,832
	Maruti Suzuki India, Ltd.	544,780	6,372,022
	Mastek, Ltd.	83,250	371,901
*	Matrix Laboratories, Ltd.	490,684	701,821
	Megasoft, Ltd.	60,998	28,369
	Mercator Lines, Ltd.	194,634	136,249
	Merck, Ltd.	29,241	164,710
	MIRC Electronics, Ltd.	229,924	55,267
	Mirza International, Ltd.	5,000	925
	Monnet Ispat, Ltd.	72,865	228,836
	Monsanto India, Ltd.	1,817	43,200
	Moser Baer (India), Ltd.	872,302	1,385,850
	Mphasis, Ltd.	292,087	930,933
	MRF, Ltd.	17,453	734,099
	Mukand, Ltd.	379,410	217,819
	Mukta Arts, Ltd.	30,300	36,740
	Nagarjuna Construction Co., Ltd.	580,751	760,341
*	Nagarjuna Fertilizers & Chemicals, Ltd.	2,450,335	915,966
*	Nahar Capital & Financial Services, Ltd.	51,549	24,208
	Nahar Spinning Mills, Ltd.	51,549	24,880
	Navneet Publications (India), Ltd.	118,740	106,489
*	Netflier Finco, Ltd.	39,668	10,606
	NIIT Technologies, Ltd.	190,440	254,986
	NIIT, Ltd.	149,557	100,102
	Nirma, Ltd.	286,992	538,331
	NOCIL, Ltd.	981,740	285,863
	OCL India, Ltd.	82,078	94,394
*	OCL Iron & Steel, Ltd.	246,234	22,208
	Omax Autos, Ltd.	64,810	34,570
*	Oracle Financial Services	5,050	63,885
	Orchid Chemicals & Pharmaceuticals, Ltd.	445,419	930,193
	Orient Paper and Industries, Ltd.	53,000	23,459
	Panacea Biotec, Ltd.	39,063	120,224

9

	Patel Engineering, Ltd.	12,725	35,409
*	Patni Computer Systems, Ltd. ADR	3,874	22,469
	Petronet LNG, Ltd.	1,980,242	1,552,097
	Polaris Software Lab, Ltd.	396,842	367,125
	Prism Cements, Ltd.	358,139	123,138
	PSL, Ltd.	62,792	143,176
	PTC India, Ltd.	540,325	584,520
	Punjab Tractors, Ltd.	72,971	173,782
	Rain Commodities, Ltd.	215,083	521,382
	Rallis India, Ltd.	15,926	120,480
	Raymond, Ltd.	288,315	503,050
	REI Agro, Ltd.	195,681	3,773,141
	Reliance Capital, Ltd.	339,307	4,588,475
	Reliance Communications, Ltd.	4,291,822	19,638,343
	Reliance Industries, Ltd.	4,888,665	138,107,694
*	Reliance Natural Resources, Ltd.	3,800,245	3,414,936
	Rico Auto Industries, Ltd.	160,452	36,228
	Rolta India, Ltd.	643,272	2,427,149
	Ruchi Soya Industries, Ltd.	941,355	654,863
*	SEAMEC, Ltd.	51,335	40,163
	Sesa Goa, Ltd.	174,000	288,334
	Shriram Transport Finance Co., Ltd.	105,855	469,106
*	Sicagen India, Ltd.	3,414	345
*	Sical Logistics, Ltd.	3,414	2,179
	SKF India, Ltd.	15,701	54,287
	Sona Koyo Steering Systems, Ltd.	118,568	24,312
	Sonata Software, Ltd.	457,576	162,528
	South India Bank, Ltd.	274,218	365,350
	SREI Infrastructure Finance, Ltd.	645,356	643,341
	SRF, Ltd.	266,306	424,377
*	State Bank of India	339,946	7,781,044
	Sterlite Industries (India), Ltd. Series A	1,436,564	8,500,335
	Sterlite Technologies, Ltd.	274,890	330,879
*	Strides Arcolab, Ltd.	126,300	334,455
	Subros, Ltd.	73,890	29,436
	Sundram Fastners, Ltd.	38,520	14,697
	Supreme Petrochem, Ltd.	101,631	23,618
	Swaraj Engines, Ltd.	14,132	41,663
	Syndicate Bank	1,271,548	1,314,310
	Tata Chemicals, Ltd.	1,092,020	3,535,982
#	Tata Communications, Ltd. ADR	37,900	908,842
	Tata Investment Corp., Ltd.	57,960	325,578
	Tata Metaliks, Ltd.	26,681	47,238
	Tata Motors, Ltd.	405,012	1,484,288
#	Tata Motors, Ltd. Sponsored ADR	136,518	798,630
	Tata Steel, Ltd.	2,285,578	9,978,953
	Tata Tea, Ltd.	257,458	2,686,505
*	Teledata Marine Solutions, Ltd.	267,258	185,108
*	Teledata Technology Solution	267,258	185,108
	Trent, Ltd.	14,497	89,671
	Tube Investments of India, Ltd.	486,775	244,457
	TVS Motor Co., Ltd.	1,082,101	659,602

10

	Ucal Fuel Systems, Ltd.	24,245	15,330
	Unichem Laboratories, Ltd.	64,206	218,819
	United Phosphorus, Ltd.	530,310	1,157,519
	Usha Martin, Ltd.	1,017,075	741,378
*	Uttam Galva Steels, Ltd.	305,386	216,720
	Vardhman Textiles, Ltd.	88,383	94,258
	Varun Shipping Co.	549,032	503,461
	Videocon Industries, Ltd.	35,767	88,740
	Videsh Sanchar Nigam, Ltd.	794,705	8,073,033
*	Welspun India, Ltd.	37,142	17,973
	Welspun-Gujarat Stahl Rohren, Ltd.	572,923	1,368,982
*	Wire & Wireless India, Ltd.	434,815	83,497
	Wockhardt, Ltd.	118,639	272,985
	Wyeth, Ltd.	6,540	52,902
	Zee Entertainment Enterprises, Ltd.	1,795,929	5,676,722
	Zee News, Ltd.	726,155	574,266
	Zensar Technologies, Ltd.	68,072	134,349
	Zuari Industries, Ltd.	127,958	419,871
TOTAL COMMON STOCKS			424,029,241

PREFERRED STOCKS — (0.0%)
*	Ispat Industries, Ltd.	1,463,759	73,298
	Tata Steel, Ltd.	1,714,184	1,115,504
TOTAL PREFERRED STOCKS			1,188,802

RIGHTS/WARRANTS — (0.0%)
*	Dish TV (India), Ltd. Rights 2008	747,639	—

TOTAL — INDIA			425,218,043

INDONESIA — (2.0%)
COMMON STOCKS — (2.0%)
*	PT Agis Tbk	2,012,000	12,552
*	PT Apac Citra Centretex Tbk	774,000	4,001
	PT Apexindo Pratama Tbk	9,171,500	1,992,524
	PT Asahimas Flat Glass Tbk	5,333,500	646,141
	PT Astra Agro Lestari Tbk	456,500	253,378
	PT Astra Graphia Tbk	22,838,000	454,721
	PT Astra International Tbk	10,228,400	8,514,138
*	PT Bakrie & Brothers Tbk	98,676,250	1,312,666
*	PT Bakrieland Development Tbk	162,850,250	1,124,611
	PT Bank Central Asia Tbk	12,400,000	3,005,191
	PT Bank CIMB Niaga Tbk	82,397,500	3,458,762
	PT Bank Danamon Indonesia Tbk	13,450,000	3,187,370
*	PT Bank Pan Indonesia Tbk	122,107,326	5,792,854
	PT Bank Rakyat Indonesia Tbk	3,070,000	939,315
	PT Berlian Laju Tanker Tbk	52,474,300	3,018,653
	PT Bhakti Investama Tbk	57,723,175	1,162,185
	PT Budi Acid Jaya Tbk	22,530,000	336,811
*	PT Central Proteinaprima Tbk	9,800,000	72,382

11

*	PT Charoen Pokphand Indonesia Tbk	31,047,166	1,076,540
*	PT Ciputra Surya Tbk	17,718,000	294,394
*	PT Clipan Finance Indonesia Tbk	12,461,000	230,710
*	PT Davomas Adabi Tbk	139,739,500	668,969
*	PT Dynaplast Tbk	3,040,000	158,973
*	PT Energi Mega Persada Tbk	7,300,000	234,404
*	PT Ever Shine Textile Tbk	19,347,215	97,624
	PT Global Mediacom Tbk	3,542,000	94,732
*	PT Great River International Tbk	1,788,000	—
	PT Gudang Garam Tbk	3,615,500	1,397,685
*	PT Hero Supermarket Tbk	220,000	80,734
	PT Indocement Tunggal Prakarsa Tbk	2,096,000	687,246
	PT Indofood Sukses Makmur Tbk	52,705,000	5,183,466
	PT Indo-Rama Synthetics Tbk	9,627,320	442,033
	PT International Nickel Indonesia Tbk	43,386,500	6,897,864
	PT Jaya Real Property Tbk	25,528,000	1,336,787
	PT Kalbe Farma Tbk	30,353,500	1,030,674
	PT Lautan Luas Tbk	2,102,000	94,858
	PT Lippo Karawaci Tbk	73,163,250	4,043,850
	PT Matahari Putra Prima Tbk	35,296,900	1,905,435
	PT Mayorah Indah Tbk	8,807,572	980,685
*	PT Medco Energi International Tbk	30,744,000	6,025,140
	PT Mitra Adiperkasa Tbk	3,033,000	135,487
*	PT Modern Photo Tbk	1,266,500	30,791
*	PT Panasia Indosyntec Tbk	403,200	14,796
*	PT Panin Insurance Tbk	30,688,500	434,472
*	PT Panin Life Tbk	56,523,500	410,800
	PT Petrosea Tbk	76,000	26,409
*	PT Polychem Indonesia Tbk	14,413,500	108,288
	PT Ramayana Lestari Sentosa Tbk	3,531,500	156,892
	PT Samudera Indonesia Tbk	415,500	156,411
	PT Selamat Semp Tbk	10,624,000	682,275
	PT Semen Gresik Tbk	58,688,910	15,854,415
	PT Sinar Mas Agro Resources & Technology Tbk	8,060,400	1,070,827
*	PT Sumalindo Lestari Jaya Tbk	1,026,000	22,954
	PT Summarecon Agung Tbk	16,091,000	308,432
*	PT Sunson Textile Manufacturer Tbk	6,012,000	137,890
*	PT Suparma Tbk	6,395,345	48,417
*	PT Surya Dumai Industri Tbk	5,145,000	—
	PT Surya Toto Indonesia Tbk	46,400	34,055
*	PT Suryainti Permata Tbk	17,378,000	378,313
	PT Tempo Scan Pacific Tbk	2,064,500	80,615
	PT Tigaraksa Satria Tbk	718,200	18,449
	PT Timah Tbk	7,800,000	814,922
	PT Trimegah Sec Tbk	34,298,000	411,787
	PT Tunas Ridean Tbk	11,363,500	758,884
*	PT Ultrajaya Milk Industry & Trading Co. Tbk	13,717,500	785,962
	PT Unggul Indah Cahaya Tbk	371,435	94,563
	PT United Tractors Tbk	2,573,666	750,134

TOTAL — INDONESIA			91,978,298

12

ISRAEL — (2.2%)
COMMON STOCKS — (2.2%)
*	Afcon Industries, Ltd.	1,451	6,442
	Africa Israel Industries, Ltd.	9,037	208,348
*	Alvarion, Ltd.	185,133	628,080
	Analyst IMS Investment Management Services, Ltd.	16,192	79,816
	Ashtrom Properties, Ltd.	171,400	114,556
	Azorim Investment Development & Construction Co., Ltd.	294,564	1,360,665
	Bank Hapoalim B.M.	8,880,563	20,109,304
	Bank Leumi Le-Israel	9,383,131	24,616,247
	Bank of Jerusalem, Ltd.	71,150	98,418
*	Baran Group, Ltd.	106,344	698,340
	Clal Industries, Ltd.	984,961	2,613,149
*	Danya Cebus, Ltd.	23,610	39,649
	Delek Automotive Systems, Ltd.	11,121	69,795
*	Delta-Galil Industries, Ltd.	96,180	178,202
	Dexia Isreal, Ltd.	1,050	71,522
	Direct Insurance - I.D.I. Insurance Co., Ltd.	32,904	54,316
	Discount Investment Corp.	279,027	3,259,210
	Elbit Medical Imaging, Ltd.	141,338	2,041,411
	Electra (Israel), Ltd.	13,104	1,016,006
*	Elron Electronic Industries, Ltd.	323,982	766,346
*	Feuchtwanger Investments, Ltd.	10,500	34
*	First International Bank of Israel, Ltd. (6123804)	422,640	476,067
*	First International Bank of Israel, Ltd. (6123815)	289,898	1,586,765
	Formula Systems, Ltd.	91,685	693,614
*	Formula Vision Technologies, Ltd.	1	—
*	Granite Hacarmel Investments, Ltd.	142,500	259,785
*	Hadera Paper, Ltd.	22,878	993,381
*	Hamlet (Israel-Canada), Ltd.	16,333	71,414
	IBI Investment House, Ltd.	6,245	31,764
	IDB Development Corp., Ltd. Series A	148,779	1,733,126
	Industrial Building Corp., Ltd.	922,044	1,250,651
	Israel Cold Storage & Supply Co., Ltd.	7,000	38,944
*	Israel Petrochemical Enterprises, Ltd.	225,343	456,221
*	Israel Steel Mills, Ltd.	97,000	1,018
	Ituran Location & Control, Ltd.	24,162	167,483
*	Jerusalem Oil Exploration, Ltd.	27,096	221,825
*	Kardan Israel, Ltd.	2,237	4,684
*	Knafaim Arkia Holdings, Ltd.	117,857	909,153
	Koor Industries, Ltd.	146,769	4,997,425
	Leader Holding & Investments, Ltd.	197,439	119,414
	Liberty Properties, Ltd.	3,457	31,225
*	Magal Security Systems, Ltd.	18,398	111,915
	Makhteshim-Agan Industries, Ltd.	56,674	214,604
*	Menorah Mivtachim Holdings, Ltd.	13,846	70,161
	Merhav-Ceramic & Building Materials Center, Ltd.	36,232	51,318
	Middle East Tube Co., Ltd.	18,000	13,550
*	Miloumor, Ltd.	97,997	6,858
*	Minrav Holdings, Ltd.	2,000	51,023
	Mivtach Shamir Holdings, Ltd.	10,944	225,636
*	Naphtha Israel Petroleum Corp.	627,221	125,133

13

*	NICE Systems, Ltd. Sponsored ADR	78,714	1,760,045
*	Nisko Industries, Ltd.	5,929	10,217
*	OCIF Investments and Development, Ltd.	14,180	91,294
	Ormat Industries, Ltd.	113,997	811,770
	Property and Building Corp., Ltd.	15,803	656,296
*	RADVision, Ltd.	36,193	175,959
*	Retalix, Ltd.	165,774	1,244,031
	Scailex Corp., Ltd.	416,611	2,772,401
*	Suny Electronic, Ltd.	90,241	187,380
	Super-Sol, Ltd. Series B	780,479	3,323,695
	Team Computer & Systems, Ltd.	6,937	135,006
	Teva Pharmaceutical Industries, Ltd. Sponsored ADR	233,858	10,027,831
*	The Israel Land Development Co., Ltd.	176,934	528,865
*	Union Bank of Israel, Ltd.	364,943	1,121,134
	United Mizrahi Bank, Ltd.	1,462,187	7,654,502
	Urdan Industries, Ltd.	526,698	250,364

TOTAL — ISRAEL			103,694,803

MALAYSIA — (3.7%)
COMMON STOCKS — (3.7%)
	A&M Realty Berhad	854,200	99,345
*	Advanced Synergy Capital Berhad	153,500	25,720
	Affin Holdings Berhad	9,805,900	3,370,818
*	Airasia Berhad	2,630,000	847,157
	Alliance Financial Group Berhad	5,187,100	2,694,811
	Aluminum Co. of Malaysia Berhad	250,000	60,144
*	AMBD Berhad	2,782,700	71,980
	AMMB Holdings Berhad	21,388,662	13,037,193
	Ancom Berhad	413,437	67,202
	Ann Joo Resources Berhad	1,178,400	450,570
	APM Automotive Holdings Berhad	1,024,700	447,583
	Apollo Food Holdings Berhad	198,400	129,622
*	Asas Dunia Berhad	524,700	93,825
*	Asia Pacific Land Berhad	5,644,300	466,640
	Asiatic Development Berhad	1,918,900	1,707,806
	Bandar Raya Developments Berhad	3,669,100	1,043,342
	Batu Kawan Berhad	2,309,250	4,660,533
	Berjaya Corp. Berhad	15,708,680	2,588,111
	Berjaya Land Berhad	3,273,000	3,259,388
	Bernas Padiberas Nasional Berhad	4,690,300	1,531,692
	Bimb Holdings Berhad	1,544,700	398,719
	Bina Darulaman Berhad	118,000	16,638
	Binaik Equity Berhad	149,800	21,351
	Bolton Properties Berhad	1,277,400	262,211
	Boustead Holdings Berhad	3,343,400	2,339,144
	Cahya Mata Sarawak Berhad	1,401,400	457,772
	Chemical Co. of Malaysia Berhad	311,000	194,019
	Chin Teck Plantations Berhad	296,600	423,175
	Choo Bee Metal Industries Berhad	339,700	115,278
*	Country Heights Holdings Berhad	174,000	34,389
	Cycle & Carriage Bintang Berhad	249,800	128,977

14

*	Datuk Keramik Holdings Berhad	127,000	—
	Dijaya Corp. Berhad	612,100	158,341
	DNP Holdings Berhad	1,431,800	276,405
	DRB-Hicom Berhad	7,715,700	1,566,143
	Eastern & Oriental Berhad (6468754)	1,863,766	370,219
	Eastern & Oriental Berhad (B19ZLW1)	283,149	71,764
	Eastern Pacific Industrial Corp. Berhad	497,700	114,190
	ECM Libra Avenue Berhad	6,220,730	629,315
	EON Capital Berhad	1,707,807	1,669,661
	Esso Malaysia Berhad	905,500	540,340
	Far East Holdings Berhad	388,800	537,991
	Focal Aims Holdings Berhad	424,000	25,141
*	Fountain View Development Berhad	2,573,200	159,421
	Gamuda Berhad	9,077,000	3,880,760
	General Corp. Berhad	1,681,400	266,263
	Globetronics Technology Berhad	360,000	15,278
	Glomac Berhad	1,609,100	214,932
	Gold Is Berhad	1,598,600	551,474
*	Golden Plus Holdings Berhad	201,000	53,855
	Gopeng Berhad	273,900	45,579
	Grand United Holdings Berhad	1,387,700	157,881
*	Gula Perak Berhad	50	1
	GuocoLand (Malaysia) Berhad	486,000	128,050
	Hap Seng Consolidated Berhad	1,779,200	875,703
	Hong Leong Financial Group Berhad	1,249,437	1,356,389
	Hong Leong Industries Berhad	1,225,800	1,178,227
	Hume Industries (Malaysia) Berhad	537,667	381,552
	Hunza Properties Berhad	1,033,300	381,169
	Hwang-DBS (Malaysia) Berhad	908,700	269,688
	IGB Corp. Berhad	11,062,600	4,021,246
	IJM Corp. Berhad	5,666,500	4,113,370
*	IJM Land Berhad	742,900	139,145
	IJM Plantations Berhad	115,400	55,649
*	Insas Berhad	3,779,000	274,939
	Integrated Logistics Berhad	1,222,800	201,487
	IOI Properties Berhad	27,200	19,777
*	Jaks Resources Berhad	3,438,000	326,162
*	Jaya Tiasa Holdings Berhad	1,185,135	711,006
	Jerneh Asia Berhad	425,120	151,691
	K & N Kenanga Holdings Berhad	2,209,100	254,987
*	Karambunai Corp. Berhad	6,839,800	108,853
	Keck Seng (Malaysia) Berhad	1,663,400	1,305,040
	Kian Joo Can Factory Berhad	3,566,680	1,001,328
*	KIG Glass Industrial Berhad	260,000	2,197
	Kim Hin Industry Berhad	453,800	122,098
	Kim Loong Resources Berhad	324,800	139,794
	KLCC Property Holdings Berhad	5,492,000	4,206,808
	Knusford Berhad	153,300	36,325
	KPJ Healthcare Berhad	1,570,300	1,094,919
	KrisAssets Holdings Berhad	250,377	196,216
	KSL Holdings Berhad	189,466	32,866
	Kuala Lumpur Kepong Berhad	1,700,050	3,977,479

15

*	Kub Malaysia Berhad	5,844,000	387,286
	Kuchai Development Berhad	345,600	57,908
	Kulim Malaysia Berhad	2,050,825	2,265,781
*	Kumpulan Europlus Berhad	1,702,900	103,160
	Kumpulan Fima Berhad	585,100	62,955
*	Kumpulan Hartanah Selangor Berhad	520,000	38,139
	Kwantas Corp. Berhad	246,000	123,361
*	Land & General Berhad	14,452,000	685,647
	Landmarks Berhad	1,497,200	413,799
*	LBS Bina Group Berhad	1,607,000	121,459
	Leader Universal Holdings Berhad	5,383,033	657,627
	Leong Hup Holdings Berhad	1,469,800	350,977
*	Lien Hoe Corp. Berhad	1,997,150	66,832
*	Lion Corp Berhad	2,717,500	195,314
	Lion Diversified Holdings Berhad	1,682,500	172,716
	Lion Industries Corp. Berhad	4,734,381	838,697
*	MAA Holdings Berhad	888,700	116,119
	Malaysia Building Society Berhad	419,000	89,755
	Malaysian Airlines System Berhad	437,067	352,198
	Malaysian Bulk Carriers Berhad	1,552,725	1,032,852
	Malaysian Mosaics Berhad	354,240	74,957
	Malaysian Resources Corp. Berhad	4,575,700	800,106
	Marco Holdings Berhad	1,710,000	38,984
	MBM Resources Berhad	487,533	299,311
*	Measat Global Berhad	377,500	100,137
	Mega First Corp. Berhad	1,101,700	244,237
	Melewar Industrial Group Berhad	1,253,300	191,159
	Merge Housing Berhad	58,952	8,114
	Metro Kajang Holdings Berhad	535,333	120,763
*	Metroplex Berhad	817,000	—
*	Mieco Chipboard Berhad	873,900	73,725
	MISC Berhad	275,200	633,849
	MK Land Holdings Berhad	6,778,500	223,489
	MMC Corp. Berhad	6,757,679	3,791,867
	MNRB Holdings Berhad	1,150,800	973,308
	MTD ACPI Engineering Berhad	2,193,100	238,839
	Muda Holdings Berhad	706,000	116,248
	Muhibbah Engineering Berhad	748,000	164,864
	MUI Properties Berhad	1,314,000	39,221
*	Mulpha International Berhad	11,476,500	1,827,935
	Multi-Purpose Holdings Berhad	1,974,000	606,108
	MWE Holdings Berhad	458,000	85,949
*	Narra Industries Berhad	154,200	16,501
	NCB Holdings Berhad	2,381,700	1,805,077
	Negri Sembilan Oil Palms Berhad	167,600	143,128
	New Straits Times Press (Malaysia) Berhad	1,751,100	511,771
	NV Multi Corp. Berhad	671,800	104,814
*	Nylex (Malaysia) Berhad	328,550	72,391
	OKS Property Holdings Berhad	1,338,741	83,632
	Oriental Holdings Berhad	3,021,116	3,904,414
	Oriental Interest Berhad	170,000	48,484
	OSK Holdings Berhad	5,309,618	1,508,869

16

	OSK Ventures Interantional Berhad	66,000	11,491
	P.I.E. Industrial Berhad	323,600	280,804
	Pacific & Orient Berhad	283,365	85,725
*	Pan Malaysia Cement Works Berhad	1,271,800	40,024
	Panasonic Manufacturing Malaysia Berhad	339,180	997,627
*	Paracorp Berhad	252,000	710
	Paramount Corp. Berhad	203,900	113,160
	Parkson Holdings Berhad	2,263,990	2,147,227
	PBA Holdings Berhad	1,502,500	334,684
	Pelikan International Corp. Berhad	148,680	48,556
*	Permaju Industries Berhad	1,714,300	161,726
	Petronas Dagangan Berhad	970,900	1,838,612
	PJ Development Holdings Berhad	2,768,800	332,830
	PK Resources Berhad	5,300	789
	Pos Malaysia & Services Holdings Berhad	3,633,817	1,860,252
	PPB Group Berhad	6,909,466	15,152,096
*	Prime Utilities Berhad	46,000	1,893
	Protasco Berhad	282,200	44,494
*	Proton Holdings Berhad	3,652,500	2,120,819
*	Pulai Springs Berhad	159,800	44,326
*	Ramunia Holdings Berhad	2,434,780	812,373
	Ranhill Berhad	4,323,500	672,028
	RHB Capital Berhad	3,940,800	3,432,226
*	Salcon Berhad	574,000	60,895
*	Sapura Resources Berhad	286,800	11,313
	Sarawak Energy Berhad	4,746,700	2,816,849
	Sarawak Oil Palms Berhad	391,820	224,652
	Scientex Inc. Berhad	645,048	181,448
	Scomi Group Berhad	3,180,000	278,816
	Selangor Dredging Berhad	1,312,700	160,302
	Shangri-La Hotels (Malaysia) Berhad	738,000	291,565
	Shell Refining Co. Federation of Malaysia Berhad	217,100	614,158
	SHL Consolidated Berhad	1,008,700	287,463
*	Silverstone Corp. Berhad	8,690	159
	Southern Acids (Malaysia) Berhad	44,000	19,484
	Southern Steel Berhad	865,300	357,525
	Store Corp. Berhad	124,630	95,974
	Subur Tiasa Holdings Berhad	460,530	233,684
	Sunrise Berhad	1,538,784	558,075
	Sunway City Berhad	2,358,700	1,068,540
*	Sunway Holdings Berhad	4,077,900	687,025
	Suria Capital Holdings Berhad	590,800	157,009
	Symphony House Berhad	510,960	35,498
	TA Enterprise Berhad	10,119,100	1,497,585
	Tahp Group Berhad	27,000	19,950
*	Talam Corp. Berhad	5,944,350	228,651
	Tamco Corp. Holdings Berhad	219,500	19,826
	Tan Chong Motor Holdings Berhad	5,338,300	1,826,731
	TDM Berhad	1,059,200	328,214
*	Tebrau Teguh Berhad	2,520,000	267,869
	Tekala Corp. Berhad	337,700	56,559
	TH Group Berhad	1,975,800	352,097

17

*	Time Dotcom Berhad	9,797,700	662,742
	Tiong Nam Transport Holdings Berhad	171,500	33,348
	Tradewinds (Malaysia) Berhad	844,200	554,183
	TSR Capital Berhad	157,900	38,169
	UAC Berhad	77,398	57,236
*	UEM World Berhad	3,852,300	2,115,456
	UMW Holdings Berhad	2,726,886	4,215,327
	Unico-Desa Plantations Berhad	4,011,228	781,587
	Unisem (M) Berhad	4,340,700	1,046,800
	United Malacca Rubber Estates Berhad	450,100	648,541
	United Plantations Berhad	678,200	1,715,808
	Utusan Melayu (Malaysia) Berhad	449,500	89,489
	VS Industry Berhad	1,337,193	469,873
	Warisan TC Holdings Berhad	109,850	58,356
	WTK Holdings Berhad	2,299,250	672,376
	Yeo Hiap Seng (Malaysia) Berhad	355,320	113,502
	YTL Corp. Berhad	5,993,600	10,571,740
	YTL Power International Berhad	409,562	192,965
	Yu Neh Huat Berhad	2,241,706	632,989
	Zelan Berhad	1,937,000	655,904
TOTAL COMMON STOCKS			174,997,881

PREFERRED STOCKS — (0.0%)
*	Malayan United Industries Berhad A1	1,526,067	51,571
*	Malayan United Industries Berhad A2	1,526,067	47,273
TOTAL PREFERRED STOCKS			98,844

RIGHTS/WARRANTS — (0.0%)
*	Bandar Raya Developments Berhad Warrants 09/26/12	1,607,495	117,699
*	Jerneh Asia Berhad Warrants 07/26/12	159,420	10,550
*	Mieco Chipboard Berhad Warrants 04/21/09	76,000	428
*	OSK Property Warrants 04/05/09	93,339	2,234
*	Sarawak Oil Palms Warrants 01/19/11	53,568	15,085
TOTAL RIGHTS/WARRANTS			145,996

TOTAL — MALAYSIA			175,242,721

MEXICO — (6.8%)
COMMON STOCKS — (6.8%)
#	Alfa S.A.B. de C.V. Series A	2,406,117	4,936,583
	America Movil S.A.B. de C.V. Series L ADR	376,240	11,640,866
	Cementos de Mexico S.A.B de C.V. Series B	4,165,312	3,107,596
	Cemex S.A.B. de C.V. Sponsored ADR	9,622,518	72,746,236
	Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR	281,200	8,953,408
#	Consorcio ARA S.A.B. de C.V.	9,328,400	3,661,039
*	Consorcio Hogar S.A.B. de C.V. Series B	707,031	90,663
	Controladora Comercial Mexicana S.A.B. de C.V. Series B	7,880,200	2,167,935
* #	Corporacion GEO S.A.B. de C.V. Series B	2,299,832	3,186,789
*	Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	1,639,586	1,274,207
	Corporacion Mexicana de Restaurantes S.A.B. de C.V. Series B	3,689	2,007

18

	Corporacion Moctezuma S.A.B. de C.V.	111,200	172,838
	Corporativo Fragua S.A.B. de C.V. Series B	70	642
*	Dine S.A.B. de C.V.	1,818,367	1,114,973
	El Puerto de Liverpool S.A.B. de C.V. Series 1	20,000	66,058
	El Puerto de Liverpool S.A.B. de C.V. Series C1	328,600	1,117,253
	Embotelladora Arca S.A.B. de C.V., Mexico	296,800	626,007
*	Empaques Ponderosa S.A. de C.V. Series B	90,000	6,295
* #	Empresas ICA S.A.B. de C.V.	2,318,272	3,333,051
	Fomento Economico Mexicano S.A.B. de C.V. Series B & D	1,440,300	3,646,782
	Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	1,502,958	38,009,808
*	GMD Resorts S.A.B. de C.V.	41,400	17,696
* #	Gruma S.A.B. de C.V. ADR	85,416	222,082
* #	Gruma S.A.B. de C.V. Series B	3,858,916	2,489,139
	Grupo Aeroportuario del Pacifico S.A. de C.V. ADR	568,789	10,391,775
#	Grupo Aeroportuario del Sureste S.A.B. de C.V.	727,300	2,337,195
#	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	221,543	7,142,546
#	Grupo Carso S.A.B. de C.V. Series A-1	12,472,951	33,917,121
	Grupo Cementos de Chihuahua S.A.B. de C.V.	2,821,092	7,452,024
	Grupo Financiero Inbursa S.A.B. de C.V. Series O	9,815,633	26,035,170
	Grupo Gigante S.A.B. de C.V. Series B	324,076	315,072
	Grupo Herdez S.A.B. de C.V.	319,000	303,691
	Grupo Industrial Maseca S.A.B. de C.V. Series B	2,726,900	1,907,294
*	Grupo Industrial Saltillo S.A.B. de C.V.	1,341,869	512,032
* #	Grupo Iusacell S.A.B. de C.V.	284,560	817,136
*	Grupo Kuo S.A.B. de C.V. Series B	2,038,967	792,293
*	Grupo Mexicano de Desarrollo S.A.B. de C.V.	43,400	77,542
*	Grupo Nutrisa S.A. de C.V.	428	449
	Grupo Posadas S.A. de C.V. Series L	356,000	359,666
*	Grupo Qumma S.A. de C.V. Series B	5,301	74
* #	Grupo Simec, S.A. de C.V.	428,500	785,902
	Grupo Televisa S.A.	288,100	1,009,330
	Grupo Televisa S.A. de C.V. Sponsored ADR	326,100	5,758,926
* #	Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	6,618,915	5,750,882
	Industrias Bachoco S.A.B. de C.V. Series B	810,300	1,278,344
*	Industrias CH S.A.B. de C.V. Series B	2,964,052	6,035,218
#	Industrias Penoles S.A.B. de C.V.	1,256,755	11,184,070
	Kimberly Clark de Mexico S.A.B. de C.V. Series A	144,000	470,021
* #	Organizacion Soriana S.A.B. de C.V. Series B	15,483,500	31,129,446
*	Promotora y Operadora de Infraestructura S.A. de C.V.	96,978	139,428
*	Qualitas Compania de Seguros S.A. de C.V.	1,713,100	659,013
*	Sanluis Corporacion S.A. de C.V. Series A	2,400	466
*	Sanluis Corporacion S.A. de C.V. Series C & Series B	3,376	1,286
*	SARE Holding S.A. de C.V.	123,300	33,538
*	Savia S.A. de C.V.	3,457,285	214,947
	Telefonos de Mexico S.A.B. de C.V. Sponsored ADR	30,200	541,184
#	Vitro S.A.B. de C.V.	3,219,986	1,649,093

TOTAL — MEXICO			321,592,127

19

PHILIPPINES — (0.6%)
COMMON STOCKS — (0.6%)
	A. Soriano Corp.	20,195,000	909,935
	Alaska Milk Corp.	7,953,000	733,490
*	Alsons Consolidated Resources, Inc.	16,904,000	135,760
*	Bacnotan Consolidated Industries, Inc.	2,575,998	525,257
	Banco de Oro Unibank, Inc.	5,115,420	2,838,354
*	Belle Corp.	31,340,000	383,915
	Cebu Holdings, Inc.	7,763,250	265,662
	China Banking Corp.	1,724	14,483
*	Digital Telecommunications Phils., Inc.	102,460,000	2,255,155
	DMCI Holdings, Inc.	9,170,000	500,653
	EEI Corp.	1,929,000	41,682
*	Empire East Land Holdings, Inc.	37,000,000	159,017
*	Export & Industry Bank, Inc.	14,950	51
	Filinvest Land, Inc.	38,532,031	334,704
*	Filipina Water Bottling Corp.	5,471,786	—
*	House of Investments, Inc.	700,000	18,638
	International Container Terminal Services, Inc.	270,000	78,334
	Jollibee Food Corp.	152,000	143,711
	Macroasia Corp.	2,170,000	135,875
	Megaworld Properties & Holdings, Inc.	111,133,600	1,795,540
	Metro Bank & Trust Co.	7,999,655	4,234,120
*	Mondragon International Philippines, Inc.	2,464,000	6,296
*	Philippine National Bank	3,781,218	1,642,237
*	Philippine National Construction Corp.	398,900	39,955
*	Philippine Realty & Holdings Corp.	20,930,000	92,529
	Philippine Savings Bank	1,232,313	1,012,825
*	Philippine Townships, Inc.	226,199	427
*	PhilWeb Corp.	33,000,000	21,119
*	Prime Media Holdings, Inc.	409,000	2,801
*	Prime Orion Philippines, Inc.	13,400,000	66,484
	Rizal Commercial Banking Corp.	2,686,448	569,947
	Robinson’s Land Corp. Series B	8,851,700	1,013,277
	Security Bank Corp.	2,387,410	1,900,481
	Semirara Mining Corp.	141,700	99,143
	Shang Properties, Inc.	614,285	12,238
	SM Development Corp.	28,566,248	1,185,811
*	Solid Group, Inc.	19,668,000	164,838
	Union Bank of the Philippines	920,294	454,034
	Universal Robina Corp.	17,213,345	1,835,024

TOTAL — PHILIPPINES			25,623,802

POLAND — (2.9%)
COMMON STOCKS — (2.9%)
	Agora SA	559,848	3,955,557
*	Amica Wronki SA	170,802	496,033
	Asseco Poland SA	440,281	7,429,638
	Bank Millennium SA	5,515,278	7,844,840
	Bank Pekao SA	41,481	1,886,607
*	Bank Przemyslowo Handlowy BPH SA	51,761	927,551
*	Bioton SA	14,049,625	1,992,069
*	Boryszew SA	268,708	202,031

20

*	Budimex SA	100,539	2,271,744
*	Cersanit SA	11,868	55,692
	Ciech SA	98,563	1,424,955
	Debica SA	111,346	1,612,177
*	Dom Development SA	26,870	147,457
*	Echo Investment SA	1,574,488	1,401,693
	Elektrobudowa SA	29,635	1,901,984
*	Elstar Oils SA	196,440	308,676
	Emperia Holding SA	12,562	205,085
*	Fabryki Mebli Forte SA	70,159	118,688
*	Farmacol SA	5,526	41,856
*	Ferrum SA	4,233	10,917
*	Getin Holdings SA	195,946	408,435
	Grupa Kety SA	116,209	2,105,430
*	Grupa Lotos SA	839,119	5,939,253
	Impexmetal SA	5,899,609	3,263,214
	KGHM Polska Miedz SA	738,639	8,198,659
*	Koelner SA	110,633	341,255
	Kredyt Bank SA	619,815	2,267,510
*	Kroscienskie Huty Szkla Krosno SA	63,425	23,288
*	Lentex SA	158,570	601,649
*	MNI SA	326,495	272,683
*	Mondi Packaging Paper Swiecie SA	11,049	132,277
*	Mostostal Export SA	705,000	556,312
*	Mostostal Warszawa SA	297,688	5,367,704
*	Mostostal Zabrze Holding SA	350,940	410,919
	Multimedia Polska SA	33,632	72,012
*	Netia Holdings SA	3,441,202	2,437,687
	Orbis SA	658,253	8,999,177
	Pfleiderer Grajewo SA	48,441	121,406
*	Polnord SA	76,763	810,195
*	Polski Koncern Miesny Duda SA	534,907	412,696
	Polski Koncern Naftowy Orlen SA	5,310,008	54,146,149
*	Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA	117,326	512,879
*	Raciborska Fabryka Kotlow SA	1,155,432	1,934,948
*	Stalexport SA	889,216	426,183
*	Sygnity SA	71,024	429,939
*	Synthos SA	3,815,823	982,787
*	Vistula SA	8,000	9,432
	Zelmer SA	3,000	29,011

TOTAL — POLAND			135,448,339

SINGAPORE — (0.0%)
COMMON STOCKS — (0.0%)
	Total Access Communication PCL (Foreign)	1,264,380	752,306

21

SOUTH AFRICA — (11.3%)
COMMON STOCKS — (11.3%)
	ABSA Group, Ltd.	2,427,135	25,393,736
	Adcorp Holdings, Ltd.	152,955	375,681
	Advtech, Ltd.	1,558,456	556,667
	Aeci, Ltd.	1,731,874	9,385,932
	Afgri, Ltd.	3,987,067	1,793,705
	African Bank Investments, Ltd.	4,161,158	11,409,590
	African Oxygen, Ltd.	734,706	1,936,980
	African Rainbow Minerals, Ltd.	1,238,452	12,672,065
	Allied Electronics Corp., Ltd.	534,406	1,311,596
	Allied Technologies, Ltd.	196,345	923,279
	AngloGold Ashanti, Ltd.	426,621	8,107,167
	ArcelorMittal South Africa, Ltd.	1,961,914	18,544,286
	Argent Industrial, Ltd.	1,272,940	1,025,042
*	Aspen Pharmacare Holdings, Ltd.	397,125	1,388,979
	AST Group, Ltd.	1,842,229	93,709
	Astral Foods, Ltd.	139,135	1,257,611
	Aveng, Ltd.	3,196,851	15,805,346
	AVI, Ltd.	4,724,735	7,439,788
*	Avusa, Ltd. (6049494)	391,810	497,309
*	Avusa, Ltd. (B2QHHR4)	391,810	944,880
	Barloworld, Ltd.	2,222,257	12,985,059
	Bell Equipment, Ltd.	368,870	527,420
	Bidvest Group, Ltd.	228,585	2,437,912
	Business Connexion Group	465,381	180,934
	Capitec Bank Holdings, Ltd.	179,693	497,863
	Cashbuild, Ltd.	60,784	339,346
	Caxton & CTP Publishers & Printers, Ltd.	3,015,054	3,551,942
	City Lodge Hotels, Ltd.	94,820	650,031
*	Corpgro, Ltd.	579,166	—
	Data Tec, Ltd.	2,446,932	3,846,874
	Datacentrix Holdings, Ltd.	959,663	270,318
	Delta Electrical Industries, Ltd.	234,340	247,905
	Dimension Data Holdings P.L.C.	3,977,377	2,116,024
	Discovery Holdings, Ltd.	136,687	335,809
	Distell Group, Ltd.	586,668	2,811,849
	Distribution & Warehousing Network, Ltd.	206,172	207,556
	Durban Roodeport Deep, Ltd.	1,462,175	574,453
*	Enaleni Pharmaceuticals, Ltd.	3,233,310	808,102
	Enviroserv Holdings, Ltd.	259,484	439,596
*	Eqstra Holdings, Ltd.	829,977	880,886
	Exxaro Resources, Ltd.	103,649	684,224
	Famous Brands, Ltd.	206,074	293,236
	FirstRand, Ltd.	4,842,130	7,034,171
	Foschini, Ltd.	281,329	1,157,317
	Freeworld Coatings, Ltd.	2,085,597	1,278,243
#	Gold Fields, Ltd.	487,041	3,390,541
	Gold Fields, Ltd. Sponsored ADR	5,881,835	39,114,203
	Gold Reef Resorts, Ltd.	519,880	826,396
	Group Five, Ltd.	465,209	1,965,058
*	Harmony Gold Mining Co., Ltd.	3,132,040	22,906,768
	Highveld Steel & Vanadilum Corp., Ltd.	264,444	1,631,789
	Hudaco Industries, Ltd.	162,006	943,636

22

#	Hulamin, Ltd.	882,088	1,451,162
	Iliad Africa, Ltd.	76,658	43,811
	Illovo Sugar, Ltd.	1,516,761	3,395,789
	Impala Platinum Holdings, Ltd.	300,321	3,134,662
	Imperial Holdings, Ltd.	1,106,458	6,318,056
	Investec, Ltd.	1,383,445	6,825,600
*	JCI, Ltd.	4,289,448	—
*	JSE, Ltd.	53,811	278,175
	Kumba Iron Ore, Ltd.	117,551	1,548,060
	Lewis Group, Ltd.	1,078,654	4,091,362
	Liberty Group, Ltd.	1,541,031	9,706,197
*	M Cubed Holdings, Ltd.	1,850,526	37,862
	Massmart Holdings, Ltd.	177,731	1,594,283
	Medi-Clinic Corp., Ltd.	1,901,398	3,260,476
*	Merafe Resources, Ltd.	9,658,781	1,110,010
	Metair Investments, Ltd.	1,650,332	1,093,961
*	Metorex, Ltd.	411,846	228,978
	Metropolitan Holdings, Ltd.	9,380,655	9,627,598
#	Mondi, Ltd.	457,741	1,925,054
	Mr. Price Group, Ltd.	534,202	1,312,551
	MTN Group, Ltd.	847,684	9,518,740
	Murray & Roberts Holdings, Ltd.	1,881,487	12,737,711
	Mvelaphanda Group, Ltd.	4,125,843	2,115,286
	Nampak, Ltd.	6,297,396	8,574,663
	Naspers, Ltd. Series N	457,848	7,622,383
	Nedbank Group, Ltd.	2,751,893	26,712,970
	Network Healthcare Holdings, Ltd.	1,524,093	1,070,512
	New Clicks Holdings, Ltd.	3,409,228	5,546,037
#	Northam Platinum, Ltd.	734,089	2,307,450
	Nu-World Holdings, Ltd.	158,299	272,039
	Oceana Group, Ltd.	482,566	1,074,703
	Omnia Holdings, Ltd.	516,966	3,168,829
	Palabora Mining Co., Ltd.	192,276	1,192,196
	Peregrine Holdings, Ltd.	1,129,448	945,504
	Pick’n Pay Stores, Ltd.	117,630	371,840
	Pretoria Portland Cement Co., Ltd.	2,448,566	7,537,426
*	Product Co.	130,947	—
	PSG Group, Ltd.	1,076,599	1,434,104
*	Randgold & Exploration Co., Ltd.	256,811	—
	Raubex Group, Ltd.	50,781	130,947
	Redefine Income Fund, Ltd.	83,325	49,087
	Reunert, Ltd.	651,562	3,287,347
	Sanlam, Ltd.	30,541,922	50,122,202
	Santam, Ltd.	18,334	133,994
	Sappi, Ltd.	1,554,985	9,586,213
#	Sappi, Ltd. Sponsored ADR	692,000	4,304,240
	Sasol, Ltd. Sponsored ADR	749,443	21,681,386
	Shoprite Holdings, Ltd.	62,090	327,740
*	Simmer & Jack Mines, Ltd.	220,229	41,364
	Spur Corp., Ltd.	385,679	258,471
	Standard Bank Group, Ltd.	1,162,470	9,230,348
	Steinhoff International Holdings, Ltd.	9,664,887	14,088,364

23

	Sun International, Ltd.	367,959	3,061,084
	Telkom South Africa, Ltd.	1,005,960	10,917,977
	Telkom South Africa, Ltd. Sponsored ADR	5,288	230,398
	The Spar Group, Ltd.	622,960	3,623,964
	Tiger Brands, Ltd.	171,336	2,483,891
*	Tiger Wheels, Ltd.	575,610	—
	Tongaat-Hulett, Ltd.	266,171	1,478,446
	Trans Hex Group, Ltd.	509,906	250,932
	Trencor, Ltd.	1,468,675	2,908,541
	Truworths International, Ltd.	711,817	2,418,143
	UCS Group, Ltd.	1,814,728	375,381
	Value Group, Ltd.	874,662	257,701
	Woolworths Holdings, Ltd.	2,641,256	3,048,889

TOTAL — SOUTH AFRICA			529,281,899

SOUTH KOREA — (10.0%)
COMMON STOCKS — (10.0%)
#	Aekyung Petrochemical Co., Ltd.	19,060	214,748
*	Anam Electronics Co., Ltd.	24,280	44,031
#	Asia Cement Manufacturing Co., Ltd.	13,648	367,744
	Asia Paper Manufacturing Co., Ltd.	34,410	120,597
*	Asiana Airlines, Inc.	40,150	119,873
	AUK Corp.	40,090	39,308
#	Bing Grae Co., Ltd.	29,190	805,410
#	BNG Steel Co., Ltd	41,370	135,118
#	Bohae Brewery Co., Ltd.	8,830	73,275
#	Boo Kook Securities Co., Ltd.	27,705	437,567
	Boryung Pharmaceutical Co., Ltd.	10,795	155,539
	BYC Co., Ltd.	810	91,325
	Byuck San Corp.	10,472	70,297
#	Byuck San Engineering and Construction Co., Ltd.	87,860	101,246
*	C & Heavy Industries Co., Ltd.	59,460	46,036
	Cambridge Members Co., Ltd.	8,070	48,812
	Cheil Industrial, Inc.	95,804	3,126,973
	Cho Kwang Leather Co., Ltd.	13,660	44,450
	Cho Kwang Paint Co., Ltd.	24,260	28,978
*	Choil Aluminum Manufacturing Co., Ltd.	13,190	57,224
	Chon Bang Co., Ltd.	2,520	56,365
#	Choongwae Pharmaceutical Corp.	23,940	153,018
	Chosun Refractories Co., Ltd.	10,390	481,353
#	Chungho Comnet Co., Ltd.	24,590	161,617
*	CJ Cheiljedang Corp.	505	58,801
* #	CJ Corp.	90,342	2,419,440
*	Comtec Systems Co., Ltd.	75,460	37,896
* #	Cosmochemical Co., Ltd.	47,640	108,657
#	Crown Confectionery Co., Ltd.	2,910	94,255
	Dae Chang Industrial Co., Ltd.	257,400	90,274
	Dae Dong Industrial Co., Ltd.	17,320	172,227
	Dae Hyun Co., Ltd.	192,600	60,815
#	Dae Sang Corp.	110,202	414,185
#	Dae Won Kang Up Co., Ltd.	238,400	315,663

24

* #	Dae Young Packaging Co., Ltd.	388,976	59,415
#	Daeduck Electronics Co., Ltd.	188,820	435,010
#	Daeduck Industries Co., Ltd.	68,930	192,162
	Daegu Bank Co., Ltd.	582,602	2,962,622
#	Daehan Flour Mills Co., Ltd.	5,955	511,519
#	Daehan Synthetic Fiber Co., Ltd.	5,193	296,757
#	Daekyo Co., Ltd.	346,480	1,287,829
#	Daelim Industrial Co., Ltd.	144,089	4,159,967
	Daelim Trading Co., Ltd.	31,734	99,591
	Daesang Farmsco Co., Ltd.	42,230	31,089
#	Daesang Holdings Co., Ltd.	33,096	58,545
#	Daesung Industrial Co., Ltd.	8,895	391,404
*	Daewon Cable Co., Ltd.	13,570	32,296
	Daewon Pharmaceutical Co., Ltd.	39,180	92,011
*	Daewoo Electronic Components Co., Ltd.	281,540	23,990
#	Daewoo Engineering & Construction Co., Ltd.	57,850	401,532
#	Daewoo Motor Sales Corp.	97,400	712,737
	Daewoong Co., Ltd.	14,890	168,611
	Dahaam E-Tec Co., Ltd.	5,985	124,467
#	Daishin Securities Co., Ltd.	248,481	2,756,305
#	Daiyang Metal Co., Ltd.	77,290	105,801
#	Daou Technology, Inc.	131,600	296,001
	DC Chemical Co., Ltd.	1,370	224,061
	DI Corp.	101,890	73,564
	Digital Power Communications Co., Ltd.	113,840	72,481
	Dong Ah Tire Industrial Co., Ltd.	51,594	238,810
*	Dong Hai Pulp Co., Ltd.	6,457	26,661
	Dong IL Rubber Belt Co., Ltd.	39,459	54,024
#	Dong Wha Pharmaceutical Industries Co., Ltd.	10,828	208,697
* #	Dong Won Co., Ltd.	14,220	67,058
	Dongbang Agro Co., Ltd.	53,610	265,788
	Dongbang Transport Logistics Co., Ltd.	51,750	72,601
#	Dongbu Corp.	73,520	276,478
* #	Dongbu HiTek Co., Ltd.	104,044	331,491
#	Dongbu Securities Co., Ltd.	75,776	261,939
#	Dongbu Steel Co., Ltd.	92,198	451,542
	Dong-Il Corp.	6,223	201,194
	Dongkook Industrial Co., Ltd.	16,200	10,115
#	Dongkuk Steel Mill Co., Ltd.	192,032	3,122,679
	Dongsung Pharmaceutical Co., Ltd.	18,510	74,059
	Dongwon F&B Co., Ltd.	10,026	158,745
#	Dongwon Industries Co., Ltd.	7,116	398,205
	Dongyang Engineering & Construction Corp.	6,597	62,322
	Dongyang Express Bus Corp.	3,729	69,608
#	Dongyang Mechatronics Corp.	46,027	142,683
	Doosan Heavy Industries & Construction Co., Ltd.	1,479	65,180
	DPI Co., Ltd.	22,738	93,959
	Duck Yang Industry Co., Ltd.	4,000	17,561
#	Ducsung Co., Ltd.	45,260	41,626
* #	Eagon Industrial Co., Ltd.	11,400	53,095
* #	En Paper Manufacturing Co., Ltd.	46,660	56,790
	e-Starco Co., Ltd.	170,050	59,769

25

	F&F Co., Ltd.	62,660	124,470
* #	First Fire & Marine Insurance Co., Ltd.	28,830	101,202
	Fursys, Inc.	29,120	500,278
#	Gaon Cable Co., Ltd.	12,730	156,400
#	GIIR, Inc.	31,610	222,572
#	Global & Yuasa Battery Co., Ltd.	53,100	511,118
	Green Cross Corp.	10,540	461,921
#	GS Holdings Corp.	285,000	5,688,871
#	Hae In Co., Ltd.	55,050	179,531
	Halla Climate Control Corp.	90,050	616,275
#	Halla Engineering & Construction Corp.	38,260	209,042
*	Han All Pharmaceutical Co., Ltd.	79,410	140,563
#	Han Kuk Carbon Co., Ltd.	25,070	69,951
#	Han Yang Securities Co., Ltd.	41,750	244,223
	Hana Financial Group, Inc.	550,913	8,749,154
#	Handok Pharmaceuticals Co., Ltd.	18,150	141,063
#	Handsome Corp.	110,990	566,323
#	Hanil Cement Manufacturing Co., Ltd.	25,603	1,273,759
#	Hanil Construction Co., Ltd.	38,025	112,075
	Hanil E-Wha Co., Ltd.	135,210	173,601
	Hanil Iron & Steel Co., Ltd.	1,815	17,359
*	Hanjin Heavy Industries & Construction Holdings Co., Ltd. (6496818)	91,460	789,774
#	Hanjin Heavy Industries & Construction Holdings Co., Ltd. (B23S952)	114,787	1,632,689
#	Hanjin Shipping Co., Ltd.	270,360	3,556,144
#	Hanjin Transportation Co., Ltd.	38,000	1,044,362
	Hankook Cosmetics Co., Ltd.	110,860	177,426
	Hankook Shell Oil Co., Ltd.	1,880	112,254
#	Hankook Tire Manufacturing Co., Ltd.	492,550	4,612,491
*	Hankuk Electric Glass Co., Ltd.	990	18,014
#	Hankuk Glass Industries, Inc.	29,050	453,884
#	Hankuk Paper Manufacturing Co., Ltd.	14,500	248,479
	Hansae Co., Ltd.	43,890	59,982
	Hanshin Construction Co., Ltd.	24,880	191,778
#	Hansol Chemical Co., Ltd.	35,837	129,223
* #	Hansol Paper Co., Ltd.	158,874	1,561,660
#	Hanssem Co., Ltd.	60,410	373,911
*	Hansung Enterprise Co., Ltd.	9,410	25,631
#	Hanwha Chemical Corp.	363,242	1,576,167
#	Hanwha Securities Co., Ltd.	186,165	775,448
	Hanwha Timeworld Co., Ltd.	9,000	72,149
#	Heung-A Shipping Co., Ltd.	63,680	54,030
#	HMC Investment Securities Co., Ltd.	28,163	272,783
#	Honam Petrochemical Corp.	67,515	2,763,605
#	Hotel Shilla Co., Ltd.	67,520	678,064
	HS R&A Co., Ltd.	12,680	50,211
#	Huchems Fine Chemical Corp.	38,970	626,691
*	Huneed Technologies	9,003	19,927
#	Husteel Co., Ltd.	22,160	240,850
#	Hwa Sung Industrial Co., Ltd.	44,200	118,429
	Hwacheon Machine Tool Co., Ltd.	2,050	47,928

26

	Hwacheon Machinery Works Co., Ltd.	4,490	35,410
	Hwashin Co., Ltd.	59,700	79,011
* #	Hynix Semiconductor, Inc.	765,028	6,554,174
#	Hyosung T & C Co., Ltd.	124,047	2,955,187
	Hyundai Cement Co., Ltd.	17,245	91,880
#	Hyundai DSF Co., Ltd.	38,700	179,989
#	Hyundai Elevator Co., Ltd.	22,090	1,069,151
#	Hyundai H & S Co., Ltd.	21,786	751,278
#	Hyundai Hysco	270,550	1,486,888
#	Hyundai Merchant Marine Co., Ltd.	87,351	2,323,705
#	Hyundai Mipo Dockyard Co., Ltd.	27,378	2,350,556
	Hyundai Mobis	3,297	193,634
#	Hyundai Motor Co., Ltd.	764,050	35,305,877
	Hyundai Pharmaceutical Ind. Co., Ltd.	104,700	180,628
	Hyundai Securities Co., Ltd.	628,169	3,853,053
#	Hyundai Steel Co.	238,900	6,931,210
	Il Dong Pharmaceutical Co., Ltd.	20,084	283,999
	Il Sung Construction Co., Ltd.	7,660	28,491
	Iljin Diamond Co., Ltd.	5,782	33,102
*	Iljin Display Co., Ltd.	14,591	79,599
	Iljin Holdings Co., Ltd.	96,174	134,849
	Ilshin Spinning Co., Ltd.	5,070	258,980
#	Ilsung Pharmaceutical Co., Ltd.	9,060	400,882
#	InziControls Co., Ltd.	27,640	56,113
	IS Dongseo Co., Ltd.	27,140	135,618
#	ISU Chemical Co., Ltd.	19,790	162,650
#	IsuPetasys Co., Ltd.	116,640	125,758
#	Jahwa Electronics Co., Ltd.	69,130	230,308
	Jeil Mutual Savings Bank	40,900	99,155
	Jeil Pharmaceutical Co.	33,420	164,213
#	Jeonbuk Bank, Ltd.	170,944	719,995
*	Jinro, Ltd.	57	14,187
* #	Joongang Construction Co., Ltd.	20,550	56,975
#	K.C. Tech Co., Ltd.	106,309	206,606
* #	KB Financial Group, Inc. ADR	1,281,564	31,539,290
#	KCC Corp.	29,050	5,668,846
	KCTC	6,030	41,705
#	Keangnam Enterprises, Ltd.	53,600	271,339
* #	KEC Corp.	116,249	47,950
#	KEC Holdings Co., Ltd.	38,749	22,262
	Keyang Electric Machinery Co., Ltd.	187,450	166,033
* #	KG Chemical Corp.	36,983	130,841
* #	Kia Motors Corp.	986,780	8,312,489
*	KISCO Corp.	29,571	462,709
#	KISWIRE, Ltd.	38,524	1,174,494
	Kodenshi Korea Corp.	64,590	75,206
#	Kolon Engineering & Construction Co., Ltd.	63,270	188,624
* #	Kolon Industries, Inc.	70,909	1,176,229
#	Korea Cast Iron Pipe Co., Ltd.	63,778	115,124
* #	Korea Circuit Co., Ltd.	57,220	94,850
#	Korea Development Co., Ltd.	40,490	135,923
	Korea Development Leasing Corp.	12,762	261,546

27

#	Korea Electric Terminal Co., Ltd.	42,160	465,288
#	Korea Exchange Bank	618,210	3,438,794
#	Korea Export Packing Industries Co., Ltd.	5,420	27,446
	Korea Flange Co., Ltd.	18,630	99,893
#	Korea Investment Holdings Co., Ltd.	207,626	4,260,177
	Korea Iron & Steel Co., Ltd.	8,957	174,785
#	Korea Kolmar Co., Ltd.	20,300	28,982
#	Korea Komho Petrochemical Co., Ltd.	52,479	710,885
#	Korea Line Corp.	1,718	92,146
#	Korea Mutual Savings Bank	18,280	284,442
#	Korea Petrochemical Industry Co., Ltd.	25,400	337,782
#	Korea Zinc Co., Ltd.	35,825	1,795,331
	Korean Air Co., Ltd.	205,694	5,821,397
	Korean Air Terminal Service Co., Ltd.	10,970	258,346
	Korean French Banking Corp.	167,589	80,428
* #	KP Chemical Corp.	304,576	885,620
#	KPX Chemical Co., Ltd.	9,632	316,254
#	KPX Fine Chemical Co., Ltd.	6,795	198,414
	KPX Holdings Corp.	7,249	264,352
*	KT Freetel, Ltd.	458,000	9,604,113
* #	KTB Securities Co., Ltd.	157,730	340,475
#	Kukdo Chemical Co., Ltd.	15,960	218,145
	Kukje Pharm Ind. Co., Ltd.	31,387	41,487
#	Kumho Electronics Co., Ltd.	15,879	216,184
#	Kumho Industrial Co., Ltd.	98,875	904,482
	Kumho Investment Bank	407,470	137,939
#	Kumho Tire Co., Inc.	286,360	1,011,756
#	Kumkang Industrial Co., Ltd.	11,170	51,514
	Kunsul Chemical Industrial Co., Ltd.	22,480	176,876
#	Kwang Dong Pharmaceutical Co., Ltd.	243,890	422,766
*	Kwang Myung Electric Engineering Co., Ltd.	102,680	54,572
#	Kyeryong Construction Industrial Co., Ltd.	26,510	242,345
#	Kyobo Securities Co., Ltd.	67,440	382,230
	Kyung Dong Navien Co., Ltd.	3,450	57,699
	Kyung Nong Corp.	60,670	125,191
* #	Kyungbang Co., Ltd.	2,312	117,650
	Lee Ku Industrial Co., Ltd.	60,490	41,218
#	LG Chemical, Ltd.	199,708	12,123,840
#	LG Corp.	8,397	336,078
	LG Dacom Corp.	219,720	3,106,134
#	LG Electronics, Inc.	108,628	8,110,237
#	LG Fashion Corp.	50,470	822,619
#	LG International Corp.	82,553	935,801
#	LG Phillips LCD Co., Ltd.	444,000	8,231,834
#	Lotte Chilsung Beverage Co., Ltd.	3,625	1,951,987
#	Lotte Confectionary Co., Ltd.	3,827	3,265,976
*	Lotte Midopa Co., Ltd.	60,140	296,060
#	Lotte Sam Kang Co., Ltd.	4,440	410,291
*	Lotte Shopping Co., Ltd.	43,176	5,907,224
#	LS Corp.	67,340	2,844,392
#	Meritz Securities Co., Ltd.	818,335	575,785
	Mi Chang Oil Industrial Co., Ltd.	3,650	49,184

28

	MonAmi Co., Ltd.	680	3,503
#	Moorim Paper Co., Ltd.	57,710	392,838
	Motonic Corp.	6,400	29,735
#	Namhae Chemical Corp.	70,640	749,253
* #	Namkwang Engineering & Construction Co., Ltd.	29,854	280,458
	Namyang Dairy Products Co., Ltd.	2,226	689,738
	Nasan Co., Ltd.	96,540	111,461
	Nexen Corp.	5,680	65,628
#	Nexen Tire Corp.	375,930	468,348
#	NH Investment & Securities Co., Ltd.	176,431	693,197
#	Nong Shim Co., Ltd.	15,130	2,456,515
#	Nong Shim Holdings Co., Ltd.	7,060	354,154
	Noroo Paint Co., Ltd.	37,899	62,268
*	ON*Media Corp.	71,000	91,270
	Ottogi Corp.	10,309	1,031,579
	Pacific Corp.	14,139	832,655
	Pacific Pharmaceutical Co., Ltd.	3,840	85,177
*	Pang Rim Co., Ltd.	15,040	109,483
#	PaperCorea, Inc.	19,552	109,487
	Pohang Coated Steel Co., Ltd.	17,630	233,052
#	Poong Lim Industrial Co., Ltd.	74,350	120,727
* #	Poongsan Corp.	104,032	498,019
#	Poongsan Holdings Corp.	19,558	127,966
	POSCO	420	115,680
#	POSCO ADR	1,116,011	74,984,779
#	Pulmuone Co., Ltd.	6,125	194,089
	Pum Yang Construction Co., Ltd.	21,917	194,574
#	Pusan Bank	641,650	3,277,696
#	Pusan City Gas Co., Ltd.	37,100	482,964
* #	Pyung Hwa Anti-Vibration System Co., Ltd.	25,545	53,427
* #	Pyung Hwa Holdings Co., Ltd.	17,030	16,596
	Pyung Hwa Industrial Co., Ltd.	42,488	54,179
#	S&T Corp.	52,273	210,412
*	S&T Corp.	48	1,807
#	S&T Dynamics Co., Ltd.	138,204	787,531
* #	Saehan Industries, Inc.	162,470	498,826
* #	Saehan Media Corp.	38,923	38,252
#	Sam Kwang Glass Industrial Co., Ltd.	19,870	309,334
	Sam Whan Camus Co., Ltd.	9,400	47,603
	Sam Yung Trading Co., Ltd.	13,840	29,967
#	Sambu Construction Co., Ltd.	23,868	235,522
#	Samho International Co., Ltd.	12,120	25,599
	Samhwa Crown and Closure Co., Ltd.	3,100	28,739
	Samhwa Paints Industrial Co., Ltd.	48,610	109,570
* #	Samick Musical Instruments Co., Ltd.	621,710	223,867
*	Samsung Climate Control Co., Ltd.	11,990	56,142
	Samsung Corp.	569,540	18,249,589
#	Samsung Electro-Mechanics Co., Ltd.	99,520	2,931,056
	Samsung Fine Chemicals Co., Ltd.	89,080	2,461,259
* #	Samsung SDI Co., Ltd.	166,550	9,351,502
	Samwhan Corp.	40,500	276,923
#	Samyang Corp.	35,236	847,357

29

	Samyang Genex Co., Ltd.	9,472	362,134
	Samyang Tongsang Co., Ltd.	8,060	155,865
#	Samyoung Electronics Co., Ltd.	65,330	411,079
	SAVEZONE I&C Corp.	166,200	115,399
#	SC Engineering Co., Ltd.	34,640	69,503
#	Seah Besteel Corp.	100,300	1,525,217
#	SeAH Holdings Corp.	11,305	562,869
	SeAH Steel Corp.	15,165	487,096
#	Sebang Co., Ltd.	80,550	549,549
	Sejong Industrial Co., Ltd.	101,600	319,074
#	Seondo Electric Co., Ltd.	35,800	46,174
#	Seoul Securities Co., Ltd.	683,569	496,002
*	SGWICUS Corp.	20,530	13,894
*	SH Chemical Co., Ltd.	528,345	258,515
*	Shin Poong Paper Manufacturing Co., Ltd.	14,470	113,599
	Shin Won Corp.	67,000	52,543
#	Shin Young Securities Co., Ltd.	26,040	551,686
	Shin Young Wacoal, Inc.	273	16,608
* #	Shinhan Engineering & Construction Co., Ltd.	18,180	94,490
	Shinhan Financial Group Co., Ltd.	91,506	2,226,233
#	Shinhan Financial Group Co., Ltd. ADR	205,828	10,237,885
	Shinpoong Pharmaceutical Co., Ltd.	13,200	123,947
	Shinsegae Engineering & Construction Co., Ltd.	8,470	72,591
	Shinsung Engineering & Construction Co., Ltd.	39,449	54,192
#	Shinsung Engineering Co., Ltd. (6149316)	54,234	254,441
* #	Shinsung Engineering Co., Ltd. (B3CCL56)	27,117	66,377
* #	Shinsung FA Co., Ltd.	27,117	77,195
*	Shinsung Tongsang Co., Ltd.	34,250	38,436
	Silla Trading Co., Ltd.	18,890	148,531
#	Sindo Ricoh Co., Ltd.	32,751	1,161,790
#	SJM Co., Ltd.	60,580	210,476
	SK Co., Ltd.	174,491	11,703,570
#	SK Energy Co., Ltd.	230,735	13,274,011
#	SK Gas Co., Ltd.	27,930	996,407
#	SKC Co., Ltd.	125,110	1,217,647
	SL Corp.	33,210	77,689
*	Songwon Industrial Co., Ltd.	45,480	118,414
	Soosan Heavy Industries Co., Ltd.	90,730	48,372
* #	Ssangyong Cement Industry Co., Ltd.	244,156	1,034,625
* #	Ssangyong Motor Co.	494,170	428,074
	Suheung Capsule Co., Ltd.	52,170	206,904
	Sung Bo Chemicals Co., Ltd.	4,130	60,649
*	Sung Chang Enterprise Co., Ltd.	20,760	179,549
* #	Sung Shin Cement Co., Ltd.	60,720	143,394
	Sungjee Construction Co., Ltd.	28,480	79,422
#	Sungwon Corp.	69,880	183,578
	Sunjin Co., Ltd.	7,650	78,978
#	Sunkyong Securities Co., Ltd.	384,280	416,702
#	Tae Kwang Industrial Co., Ltd.	3,447	2,135,414
#	Tae Kyung Industrial Co., Ltd.	92,200	268,482
#	Taegu Department Store	52,221	309,765
#	Taeyoung Engineering & Construction	242,600	683,967

30

#	Tai Han Electric Wire Co., Ltd.	146,747	2,090,971
	Tai Lim Packaging Industries Co., Ltd.	134,200	69,852
*	Taihan Textile Co., Ltd.	836	11,810
* #	Tec & Co.	56,847	76,212
#	Telcoware Co., Ltd.	36,000	142,489
*	The Will-Bes & Co., Ltd.	44,310	68,314
*	Tong Kook Corp.	607	735
	Tong Yang Moolsan Co., Ltd.	12,890	47,058
* #	TRYBRANDS, Inc.	30,152	40,874
	TS Corp.	11,001	506,175
#	Unid Co., Ltd.	32,400	610,375
*	Unimo Technology Co., Ltd.	17,000	8,629
* #	Union Steel Manufacturing Co., Ltd.	29,697	328,172
	Wiscom Co., Ltd.	32,980	87,208
#	Woongjin.Com Co., Ltd.	54,380	315,357
#	Woori Financial Co., Ltd.	53,950	180,708
#	Woori Investment & Securities Co., Ltd.	451,010	4,213,215
	WooSung Feed Co., Ltd.	101,890	87,973
	YESCO Co., Ltd.	16,050	310,975
#	Yoosung Enterprise Co., Ltd.	106,520	165,711
#	Youlchon Chemical Co., Ltd.	82,970	440,585
*	Young Poong Mining & Construction Corp.	18,030	768
	Youngbo Chemical Co., Ltd.	33,000	30,215
	Youngone Corp.	178,660	716,867
#	Youngpoong Corp.	4,559	934,080
#	YuHwa Securities Co., Ltd.	28,680	262,497
* #	Yuyang Telecom Co., Ltd.	11,200	32,007
*	Zinus, Inc.	1,866	5,420

TOTAL — SOUTH KOREA			467,818,322

TAIWAN — (10.2%)
COMMON STOCKS — (10.2%)
*	A.G.V. Products Corp.	2,303,429	365,406
	Abocom Systems, Inc.	340,752	57,157
	Acbel Polytech, Inc.	2,851,960	1,246,540
*	Accton Technology Corp.	2,528,000	429,733
	Acer, Inc.	794,783	1,025,147
	Advanced Semiconductor Engineering, Inc. ADR	155,986	338,490
	Allis Electric Co., Ltd.	749,320	114,696
	Ampoc Far East Co., Ltd.	749,016	156,567
	Amtran Technology Co., Ltd.	2,115,173	605,199
*	Apex Science & Engineering Corp.	496,000	67,661
*	Arima Computer Corp.	6,912,000	647,765
	Asia Cement Corp.	11,165,366	6,615,505
	Asia Chemical Corp.	1,756,000	636,942
	Asia Polymer Corp.	1,576,489	628,175
	Asia Vital Components Co., Ltd.	1,144,655	547,813
	AU Optronics Corp.	3,974,575	2,775,315
#	AU Optronics Corp. Sponsored ADR	1,262,613	8,712,030
	Audix Co., Ltd.	823,164	290,176
	Aurora Corp.	568,676	418,136

31

	Aurora Systems Corp.	281,281	153,269
	Avision, Inc.	1,360,555	351,610
	Bank of Kaohsiung Co., Ltd.	3,673,926	752,414
*	Behavior Tech Computer Corp.	884,716	106,947
	Bes Engineering Corp.	9,541,443	1,597,308
	Biostar Microtech International Corp.	476,595	142,872
	C Sun Manufacturing, Ltd.	219,249	63,824
*	Carnival Industrial Corp.	2,482,000	301,457
	Cathay Chemical Works, Inc.	857,000	187,811
	Cathay Real Estate Development Co., Ltd.	8,230,421	1,796,096
	Central Reinsurance Co., Ltd.	2,457,781	667,754
	Chain Qui Development Co., Ltd.	272,173	119,649
	Champion Building Materials Co., Ltd.	2,086,914	452,597
	Chang Hwa Commercial Bank	40,421,459	15,484,320
*	Chang-Ho Fibre Corp.	192,000	60,828
	Charoen Pokphand Enterprises Co., Ltd.	1,223,000	331,108
	Cheng Loong Corp.	7,053,480	1,472,383
	Chenming Mold Industrial Corp.	798,040	220,735
	Chi Mei Optoelectronic Corp.	30,325,932	11,156,411
*	Chia Her Industrial Co., Ltd.	2,263,340	68,148
*	Chia Hsin Cement Corp.	4,145,594	1,292,182
*	Chia Hsin Food & Synthetic Fiber Co., Ltd.	514,966	59,799
*	Chien Shing Stainless Steel Co., Ltd.	2,280,000	184,023
*	Chien Tai Cement Co., Ltd.	238	6
	Chilisin Electronics Corp.	168,300	42,605
*	China Airlines	17,623,952	4,217,256
	China Chemical & Pharmaceutical Co.	1,877,264	665,393
	China Development Financial Holding Corp.	84,459,032	16,599,892
	China Electric Manufacturing Co., Ltd.	2,529,200	837,710
*	China General Plastics Corp.	2,402,000	361,889
	China Glaze Co., Ltd.	889,084	163,726
	China Man-Made Fiber Co., Ltd.	8,736,813	1,307,396
	China Motor Co., Ltd.	6,106,749	2,076,628
*	China Petrochemical Development Corp.	13,242,580	2,375,382
*	China Rebar Co., Ltd.	439,188	60,187
	China Steel Structure Co., Ltd.	498,219	192,999
	China Synthetic Rubber Corp.	2,189,890	1,900,310
*	China United Trust & Investment Corp.	493,999	—
*	China Wire & Cable Co., Ltd.	1,362,000	263,156
	Chinatrust Financial Holdings Co., Ltd.	41,602,937	11,884,134
	Ching Feng Home Fashions Industries Co., Ltd.	998,900	119,260
	Chin-Poon Industrial Co., Ltd.	2,197,451	789,657
	Chun Yu Works & Co., Ltd.	1,800,000	410,186
	Chun Yuan Steel Industrial Co., Ltd.	3,469,467	958,660
	Chung Hsin Electric & Machinery Co., Ltd.	1,362,000	500,600
	Chung Hwa Pulp Corp.	3,513,419	967,998
*	Chung Shing Textile Co., Ltd.	600	9
	Chungwa Picture Tubes Co., Ltd.	51,320,045	5,199,347
	Clevo Co.	2,567,280	1,878,840
*	CMC Magnetics Corp.	24,065,000	3,305,238
	Collins Co., Ltd.	2,528,319	587,174
	Compal Electronics, Inc.	2,289,623	1,643,351

32

	Compeq Manufacturing Co., Ltd.	7,890,000	1,300,979
*	Compex International Co. Ltd.	46,400	281
	Continental Engineering Corp.	5,696,848	1,251,197
*	Cosmos Bank Taiwan	2,048,199	134,426
	CTCI Corp.	2,795,939	1,769,787
	CX Technology Co., Ltd.	82,728	23,042
	Cyntec Co., Ltd.	27,319	31,002
	Da-Cin Construction Co., Ltd.	1,684,579	564,983
*	Delpha Construction Co., Ltd.	1,684,044	148,935
*	Der Pao Construction Co., Ltd.	1,139,000	28,317
	Diamond Flower Electric Instrument Co., Ltd.	68,595	76,881
	E.Sun Financial Holding Co., Ltd.	15,243,280	3,543,835
	Eastern Media International	9,649,399	1,088,527
	Eclat Textile Co., Ltd.	310,867	86,883
	Edom Technology Co., Ltd.	888,800	193,931
	Elan Microelectronics Corp.	1,495,361	962,236
	Elite Material Co., Ltd.	1,263,079	286,720
	Elite Semiconductor Memory Technology, Inc.	793,109	614,347
	Elitegroup Computer Systems Co., Ltd.	7,795,011	1,564,615
	Enlight Corp.	1,184,549	35,938
*	EnTie Commercial Bank	693,232	210,858
*	Eva Airways Corp.	16,403,783	3,977,966
*	Ever Fortune Industrial Co., Ltd.	409,000	4,092
	Everest Textile Co., Ltd.	3,357,002	390,305
	Evergreen International Storage & Transport Corp.	6,264,000	2,666,908
	Evergreen Marine Corp., Ltd.	11,512,527	5,915,648
	Everlight Chemical Industrial Corp.	1,816,950	653,228
*	Everspring Industry Co., Ltd.	1,293,180	197,420
*	Evertop Wire Cable Corp.	829,890	121,447
	Excel Cell Electronics Co., Ltd.	565,000	160,371
	Far Eastern Department Stores, Ltd.	4,970,936	2,248,119
*	Far Eastern International Bank	11,541,236	1,760,286
	Federal Corp.	3,092,876	996,722
	Feng Hsin Iron & Steel Co., Ltd.	342,990	240,633
*	FIC Global, Inc.	122,255	12,617
	First Copper Technology Co., Ltd.	2,383,750	415,486
	First Financial Holding Co., Ltd.	18,098,108	8,535,353
	First Hotel	544,854	332,569
	First Steamship Co., Ltd.	728,000	605,002
	Formosa Chemicals & Fiber Co., Ltd.	3,222,000	5,208,696
	Formosa Taffeta Co., Ltd.	7,495,511	4,417,421
	Formosan Rubber Group, Inc.	4,667,000	1,553,794
*	Formosan Union Chemical Corp.	238,174	74,685
	Fortune Electric Co., Ltd.	794,850	626,554
*	Fu I Industrial Co., Ltd.	290,400	62,280
	Fubon Financial Holding Co., Ltd.	30,440,000	18,462,860
	Fwuson Industry Co., Ltd.	1,518,220	311,056
	G.T.M. Corp.	543,000	145,420
*	Giga Storage Corp.	2,039,898	185,072
	Giga-Byte Technology Co., Ltd.	5,303,287	1,867,152
	Gold Circuit Electronics, Ltd.	1,535,549	445,603
	Goldsun Development & Construction Co., Ltd.	8,392,689	1,594,859

33

	Good Will Instrument Co., Ltd.	383,670	165,224
	Gordon Auto Body Parts Co., Ltd.	1,050,352	234,115
*	Grand Pacific Petrochemical Corp.	3,861,000	543,414
	Grape King, Inc.	516,000	230,012
	Great China Metal Industry Co., Ltd.	1,577,000	561,694
	Great Wall Enterprise Co., Ltd.	1,721,327	1,056,744
	Hanpin Co., Ltd.	1,008,000	436,644
*	Helix Technology, Inc.	29,585	8,477
	Hey Song Corp.	3,250,000	946,714
*	Hitron Technologies, Inc.	514,000	79,572
*	Ho Tung Holding Corp.	3,868,628	896,440
	Hocheng Corp.	2,499,300	544,669
*	Hold-Key Electric Wire & Cable Co., Ltd.	1,338,420	229,897
	Hong Ho Precision Textile Co., Ltd.	58,136	12,813
	Hong Tai Electric Industrial Co., Ltd.	1,613,000	505,590
	Hong Yi Fiber Industry Co., Ltd.	573,000	89,670
	Hsin Kuang Steel Co., Ltd.	1,009,465	410,378
	Hsing Ta Cement Co., Ltd.	1,969,980	449,869
	Hua Eng Wire & Cable Co., Ltd.	3,839,035	631,326
	Hua Nan Financial Holding Co., Ltd.	3,161,416	1,665,986
*	Hualon Corp.	257,040	8,417
	Hung Ching Development & Construction Co., Ltd.	1,828,468	320,107
	Hung Poo Construction Corp.	1,392,436	729,793
	Hung Sheng Construction Co., Ltd.	3,463,000	746,950
*	Hwa Fong Rubber Co., Ltd.	298,960	57,157
	Ichia Technologies, Inc.	1,492,260	454,964
*	Inernational Semiconductor Technology, Ltd.	10,000	1,357
	Inventec Corp.	13,588,781	4,258,819
*	Jean Co., Ltd.	190,000	23,358
	Jui Li Enterprise Co., Ltd.	712,760	130,457
	Jung Shing Wire Co., Ltd.	127,936	20,015
	K Laser Technology, Inc.	735,601	276,830
	Kang Na Hsiung Co., Ltd.	1,395,127	509,125
*	Kao Hsing Chang Iron & Steel Corp.	2,196,000	311,618
	Kaulin Manufacturing Co., Ltd.	926,656	415,973
	Kee Tai Properties Co., Ltd.	1,159,368	326,582
*	Kenda Rubber Industrial Co., Ltd.	2,008,642	833,668
	King Yuan Electronics Co., Ltd.	10,137,518	2,696,160
	Kingdom Construction Co., Ltd.	3,912,000	719,207
*	King’s Town Bank	5,194,012	986,971
	Kinpo Electronics, Inc.	9,690,375	1,819,062
	Knowledge-Yield-Excellence Systems Corp.	480,459	313,949
	Kung Long Batteries Industrial Co., Ltd.	173,000	88,075
	Kuoyang Construction Co., Ltd.	641,029	175,389
*	Kwong Fong Industries Corp.	3,801,000	530,695
	Lan Fa Textile Co., Ltd.	2,409,703	375,509
*	Lead Data Co., Ltd.	2,539,140	168,405
*	Leadtek Research, Inc.	727,844	103,756
*	Lealea Enterprise Co., Ltd.	4,662,000	546,255
	Lee Chang Yung Chemical Industry Corp.	2,145,780	1,226,010
	Lee Chi Enterprises Co., Ltd.	845,900	217,203
	Lelon Co., Ltd.	919,118	160,705

34

*	Leofoo Development Co., Ltd.	2,276,000	800,347
	Les Enphants Co., Ltd.	167,204	64,353
*	Li Peng Enterprise Co., Ltd.	3,988,712	418,853
	Lian Hwa Foods Corp.	157,000	36,111
*	Lien Chang Electronic Enterprise Co., Ltd.	623,000	81,030
	Lien Hwa Industrial Corp.	4,149,411	1,365,086
	Lingsen Precision Industries, Ltd.	2,254,295	525,634
	Lite-On Technology Corp.	5,412,209	3,379,350
	Long Bon Development Co., Ltd.	2,839,285	652,418
*	Long Chen Paper Co., Ltd.	3,677,741	735,644
	Lucky Cement Corp.	2,683,000	489,650
	Macronix International Co., Ltd.	26,111,644	7,285,954
	Mayer Steel Pipe Corp.	788,740	385,680
	Maywufa Co., Ltd.	192,264	72,283
	Mega Financial Holding Co., Ltd.	73,408,000	20,308,340
*	Megamedia Corp.	782	5
	Meiloon Co., Ltd.	579,352	147,819
	Mercuries & Associates, Ltd.	3,713,829	928,335
*	Mercuries Data Co., Ltd.	1,131,800	146,804
	Merida Industry Co., Ltd.	447,260	622,837
	Microelectronics Technology, Inc.	1,938,000	660,584
	Micro-Star International Co., Ltd.	6,657,448	2,780,335
*	Microtek International, Inc.	819,062	65,893
	Mitac International Corp.	2,281,000	844,224
	Mitac Technology Corp.	1,501,065	595,296
	Mobiletron Electronics Co., Ltd.	90,000	28,226
	Mospec Seminconductor Corp.	404,000	171,356
*	Mustek Systems, Inc.	2,117,514	92,450
*	Namchow Chemical Industrial Co., Ltd.	1,122,057	162,955
	Nankang Rubber Tire Co., Ltd.	278,941	154,721
	Nantex Industry Co., Ltd.	1,459,474	804,891
*	Nanya Technology Co., Ltd.	20,440,706	3,628,957
*	New Asia Construction & Development Co., Ltd.	1,011,542	114,352
	Nien Hsing Textile Co., Ltd.	3,910,000	1,027,445
*	Ocean Plastics Co., Ltd.	1,135,776	341,585
*	Optimax Technology Corp.	3,466,000	226,459
	Opto Tech Corp.	885,609	293,538
*	Orient Semiconductor Electronics, Ltd.	372,276	39,974
	Oriental Union Chemical Corp.	3,567,225	1,505,523
*	Pacific Construction Co., Ltd.	4,079,256	344,326
	Pan Jit International, Inc.	1,084,818	439,422
	Phihong Technology Co., Ltd.	2,226,661	567,127
*	Picvue Electronics, Ltd.	241,600	—
*	Potrans Electrical Corp.	1,139,000	150,566
	Prince Housing & Development Corp.	3,491,737	578,005
*	Procomp Informatics, Ltd.	391,440	—
*	Prodisc Technology, Inc.	6,185,157	279,417
*	Promise Technology, Inc.	654,680	293,341
	Qisda Corp.	8,957,952	2,169,945
*	Quintain Steel Co., Ltd.	3,247,000	431,582
	Radium Life Tech Corp.	870,144	314,916
	Ralec Electronic Corp.	286,018	148,625

35

	Realtek Semiconductor Corp.	805,290	1,207,836
*	Rectron, Ltd.	452,836	36,121
	Reward Wool Industry Corp.	965,000	119,129
*	Rexon Industrial Corp., Ltd.	1,026,820	97,256
*	Ritek Corp.	20,663,518	2,593,792
	Ruentex Development Co., Ltd.	2,897,000	1,195,598
	Ruentex Industries, Ltd.	2,485,000	1,174,981
*	Sainfoin Technology Corp.	835,498	—
*	Sampo Corp.	5,938,684	742,839
	San Fang Chemical Industry Co., Ltd.	217,644	120,612
	Sanyang Industrial Co., Ltd.	5,526,268	1,115,951
	Sanyo Electric Co., Ltd.	971,000	573,654
	Senao International Co., Ltd.	150,944	145,371
	Shan-Loong Transportation Co., Ltd.	133,286	45,654
	Sheng Yu Steel Co., Ltd.	1,782,000	993,161
	Shihlin Electric & Engineering Corp.	1,743,000	1,267,377
	Shin Kong Financial Holding Co., Ltd.	14,428,507	3,816,148
	Shinkong Co., Ltd.	2,182,412	582,102
	Shinkong Synthetic Fibers Co., Ltd.	8,460,342	1,091,786
	Shuttle, Inc.	1,190,223	284,390
	Sigurd Microelectronics Corp.	487,608	132,770
*	Silicon Integrated Systems Corp.	9,395,485	1,195,784
	Siliconware Precision Industries Co., Ltd. Sponsored ADR	505	2,848
	Sincere Navigation Corp.	538,692	353,577
	Sinkang Industries Co., Ltd.	806,669	173,943
	Sinkong Spinning Co., Ltd.	1,246,311	501,709
	Sinon Corp.	2,114,700	574,841
	SinoPac Holdings Co., Ltd.	64,439,809	13,661,140
*	Sintek Photronics Corp.	3,861,120	624,313
	Siward Crystal Technology Co., Ltd.	889,405	325,652
	Solomon Technology Corp.	1,153,847	281,220
	South East Soda Manufacturing Co., Ltd.	927,500	533,084
	Southeast Cement Co., Ltd.	3,550,700	861,046
	Space Shuttle Hi-Tech Co., Ltd.	549,269	85,040
	Spirox Corp.	469,992	160,569
	Standard Chemical & Pharmaceutical Co., Ltd.	577,000	314,887
	Standard Foods Taiwan, Ltd.	1,850,000	997,679
	Stark Technology, Inc.	775,200	282,328
	Sunonwealth Electric Machine Industry Co., Ltd.	1,594,987	864,921
	Sunplus Technology Co., Ltd.	1,924,620	806,647
	Synnex Technology International Corp.	1,687,339	2,190,221
*	Syscom Computer Engineering Co.	446,000	93,990
	Sysware Systex Corp.	828,801	461,519
*	T JOIN Transportation Co., Ltd.	3,278,000	1,270,317
	Ta Chen Stainless Pipe Co., Ltd.	1,188,864	471,447
*	Ta Chong Bank, Ltd.	12,806,906	2,054,841
	Ta Ya Electric Wire & Cable Co., Ltd.	3,965,704	668,438
	Ta Yih Industrial Co., Ltd.	192,000	63,857
	Tah Hsin Industrial Corp.	1,452,000	609,767
*	Tai Roun Products Co., Ltd.	379,000	65,884
	Ta-I Technology Co., Ltd.	1,279,034	627,926
	Taichung Commercial Bank	7,966,754	1,602,648

36

	Tainan Spinning Co., Ltd.	9,101,000	1,744,174
	Taishin Financial Holdings Co., Ltd.	60,271,000	8,996,518
*	Taisun Enterprise Co., Ltd.	1,931,721	308,623
	Taita Chemical Co., Ltd.	1,775,400	303,981
*	Taiwan Business Bank	35,431,549	6,945,535
	Taiwan Cement Corp.	12,306,807	6,319,348
	Taiwan Cooperative Bank	30,765,902	14,784,445
	Taiwan Fire & Marine Insurance Co., Ltd.	1,914,320	917,524
*	Taiwan Flourescent Lamp Co., Ltd.	756,000	68,305
	Taiwan Fu Hsing Industrial Co., Ltd.	115,000	37,695
	Taiwan Glass Industrial Corp.	5,867,741	2,846,325
	Taiwan Hon Chuan Enterprise Co., Ltd.	1,238,052	991,781
	Taiwan Kai Yih Industrial Co., Ltd.	670,660	204,509
*	Taiwan Kolin Co., Ltd.	5,797,000	123,032
	Taiwan Line Tek Electronic Co., Ltd.	448,259	162,389
	Taiwan Mask Corp.	2,121,000	629,188
	Taiwan Navigation Co., Ltd.	684,898	674,448
*	Taiwan Pulp & Paper Corp.	2,218,000	430,002
	Taiwan Sakura Corp.	1,628,490	344,564
	Taiwan Sogo Shinkong Security Co., Ltd.	616,205	283,373
	Taiwan Styrene Monomer Corp.	3,683,856	825,237
*	Taiwan Tea Corp.	2,988,381	922,608
	Taiyen Biotech Co., Ltd.	1,776,000	608,468
*	Tatung Co., Ltd.	23,096,000	4,100,212
*	Teapo Electronic Corp.	2,496,670	208,502
	Teco Electric & Machinery Co., Ltd.	15,351,834	3,696,267
*	Tecom, Ltd.	1,440,753	583,014
	Test-Rite International Co., Ltd.	1,529,391	705,298
	Tex-Ray Industrial Co., Ltd.	724,000	111,707
	The Ambassador Hotel	996,000	722,848
	The First Insurance Co., Ltd.	2,009,064	403,807
	Thye Ming Industrial Co., Ltd.	171,727	78,727
	Ton Yi Industrial Corp.	8,969,810	2,800,226
	Tong Yang Industry Co., Ltd.	460,739	183,968
*	Tong-Hwa Synthetic Fiber Co., Ltd.	634,000	23,451
	Tsann Kuen Enterprise Co., Ltd.	1,348,100	410,456
	TSRC Corp.	1,874,400	1,311,068
*	Tung Ho Spinning, Weaving & Dyeing Co., Ltd.	599,000	47,142
	Tung Ho Steel Enterprise Corp.	2,688,555	1,747,633
*	Twinhead International Corp.	1,446,017	98,035
	TYC Brother Industrial Co., Ltd.	1,183,560	412,086
*	Tycoons Group Enterprise Co., Ltd.	2,840,000	397,097
	Tze Shin International Co., Ltd.	934,919	353,518
*	Union Bank of Taiwan	9,266,577	1,262,899
*	Union Insurance Co., Ltd.	189,469	42,407
	Unitech Electronics Co., Ltd.	1,280,174	396,799
	Unitech Printed Circuit Board Corp.	1,993,265	593,466
	United Integration Service Co., Ltd.	986,000	407,474
	United Microelectronics Corp.	106,490,069	29,239,941
	Unity Opto Technology Co., Ltd.	181,125	63,554
*	Universal Cement Corp.	3,644,551	1,851,851
	Universal Microelectronics Co., Ltd.	747,491	173,289

37

	Universal Scientific Industrial Co., Ltd.	6,522,366	1,959,179
	Universal, Inc.	622,000	155,913
	UPC Technology Corp.	4,912,437	1,145,247
	USI Corp.	4,528,000	1,291,524
	U-TECH Media Corp.	1,566,799	207,310
*	Ve Wong Corp.	1,112,000	348,179
*	Visual Photonics Epitacy Co., Ltd.	94,710	45,752
	Walsin Lihwa Corp.	23,007,412	5,335,870
	Walsin Technology Corp., Ltd.	4,027,876	1,159,530
	Wan Hwa Enterprise Co., Ltd.	1,229,400	391,258
	Waterland Financial Holdings	12,821,080	2,056,059
*	Wei Chih Steel Industrial Co., Ltd.	1,615,898	243,929
*	Wei Chuan Food Corp.	1,007,000	477,815
	Weltrend Semiconductor, Inc.	978,994	495,646
*	Winbond Electronics Corp.	29,524,000	3,070,691
	Wintek Corp.	7,268,000	1,844,583
	WPG Holdings Co., Ltd.	1,037,151	585,619
*	Wus Printed Circuit Co., Ltd.	3,003,928	307,955
	Yageo Corp.	26,995,840	4,163,373
	Yang Ming Marine Transport Corp.	9,139,615	2,519,713
	Yeung Cyang Industrial Co., Ltd.	641,196	213,120
	* Yi Jinn Industrial Co., Ltd.	1,376,200	159,888
	Yieh Phui Enterprise Co., Ltd.	9,588,523	2,763,990
	Yosun Industrial Corp.	2,032,539	806,512
	Yuanta Financial Holding Co., Ltd.	9,699,422	3,794,474
	Yuen Foong Yu Paper Manufacturing Co., Ltd.	10,555,018	2,395,399
	Yulon Motor Co., Ltd.	6,427,572	2,572,230
	Yung Chi Paint & Varnish Manufacturing Co., Ltd.	55,687	49,618
	Yung Shin Pharmaceutical Industrial Co., Ltd.	551,400	443,462
	Yung Tay Engineering Co., Ltd.	2,407,000	912,537
	Zig Sheng Industrial Co., Ltd.	4,011,378	462,375

TOTAL — TAIWAN			481,468,864

THAILAND — (2.1%)
COMMON STOCKS — (2.1%)
*	Aapico Hitech PCL, Ltd. (Foreign)	539,800	53,595
*	Adkinson Securities PCL (Foreign)	26,881,000	283,765
	Asia Plus Securities PCL (Foreign)	7,008,500	203,956
	Asian Property Development PCL (Foreign)	1,911,600	161,436
	Ayudhya Insurance PCL (Foreign)	228,500	93,877
*	Bangchak Petroleum PCL (Foreign)	150,000	24,608
	Bangkok Bank PCL (Foreign)	5,807,700	11,515,981
	Bangkok Bank PCL (Foreign) NVDR	4,747,100	9,412,937
	Bangkok Expressway PCL (Foreign)	4,463,500	1,540,894
	Bangkok First Investment & Trust PCL (Foreign)	1,295,500	95,361
	Bangkok Insurance PCL (Foreign)	87,880	453,817
*	Bangkok Land PCL (Foreign)	78,669,103	516,231
#	Bank of Ayudhya PCL (Foreign) NVDR	16,370,400	4,717,291
	Banpu PCL (Foreign)	848,300	3,945,019
	Big C Supercenter PCL (Foreign)	1,279,200	1,113,141
	Cal-Comp Electronics (Thailand) PCL (Foreign)	15,056,800	786,133

38

	Capital Nomura Securities PCL (Foreign)	370,100	179,506
	Capital Nomura Securities PCL (Foreign) NVDR	153,300	74,354
	Central Plaza Hotel PCL (Foreign)	5,422,500	587,889
#	Ch. Karnchang PCL (Foreign)	720,000	47,658
	Charoen Pokphand Foods PCL (Foreign)	40,810,340	3,539,613
	Charoong Thai Wire & Cable PCL (Foreign)	724,900	72,387
#	Delta Electronics (Thailand) PCL (Foreign)	4,830,100	1,433,182
	Eastern Water Resources Development & Management PCL (Foreign)	9,535,200	707,319
	Erawan Group PCL (Foreign)	4,288,950	244,733
*	G J Steel PCL (Foreign)	124,232,100	389,887
	GMM Grammy PCL (Foreign)	338,100	96,462
	Golden Land Property PCL (Foreign)	232,500	16,318
	Golden Land Property PCL (Foreign) NVDR	570,000	40,006
#	Hana Microelectronics PCL (Foreign)	1,555,000	456,961
	Hermraj Land & Development PCL (Foreign)	71,383,100	1,405,259
	ICC International PCL (Foreign)	2,710,500	3,325,292
#	Italian-Thai Development PCL (Foreign) NVDR	14,073,000	987,720
*	Jasmine International PCL (Foreign)	54,242,600	619,031
	Kang Yong Electric PCL (Foreign)	236,200	195,429
	Kasikornbank PCL (Foreign)	1,505,300	2,147,361
	Kasikornbank PCL (Foreign) NVDR	164,500	234,665
	KGI Securities One PCL (Foreign)	14,256,100	300,985
#	Kiatnakin Finance PCL (Foreign)	3,215,900	1,229,474
#	Krung Thai Bank PCL (Foreign)	49,089,100	5,490,136
	Krungthai Card PCL (Foreign)	1,326,700	321,739
	Laguna Resorts & Hotels PCL (Foreign)	1,342,400	926,850
	Lalin Property PCL (Foreign)	4,561,600	104,116
	Land & Houses PCL (Foreign)	559,510	59,702
	Land & Houses PCL (Foreign) NVDR	3,647,800	380,912
*	Loxley PCL (Foreign)	12,271,400	392,125
	MBK Development PCL (Foreign)	888,800	1,210,847
	MK Real Estate Development PCL (Foreign)	5,772,100	214,086
	Modernform Group PCL (Foreign)	46,000	32,679
	Muramoto Electronic (Thailand) PCL (Foreign)	134,300	304,618
	Noble Development PCL (Foreign)	2,425,600	99,654
	Padaeng Industry PCL (Foreign) NVDR	1,600,800	379,077
	Polyplex PCL (Foreign)	5,424,000	597,336
	Pranda Jewelry PCL (Foreign)	610,000	104,422
	Precious Shipping PCL	320,400	70,387
	Property Perfect PCL (Foreign)	3,707,900	262,356
	PTT Aromatics & Refining PCL (Foreign)	5,015,216	1,423,720
	PTT Chemical PCL (Foreign)	3,076,810	3,028,529
	Quality Houses PCL (Foreign)	42,020,500	1,078,986
#	Regional Container Lines PCL (Foreign)	5,884,700	864,656
	Rojana Industrial Park PCL (Foreign)	92,600	15,720
	Saha Pathana Inter-Holding PCL (Foreign)	3,262,400	1,768,491
	Saha Pathanapibul PCL (Foreign)	1,594,833	732,577
	Saha-Union PCL (Foreign)	2,976,400	1,078,467
	Sahaviriya Steel Industries PCL (Foreign)	77,500,700	729,678
	Sansiri PCL (Foreign)	9,982,900	469,951
	SC Asset Corp. PCL (Foreign)	1,345,200	185,757

39

	Seamico Securities PCL (Foreign)	5,788,600	206,441
	Serm Suk PCL (Foreign) NVDR	39,000	11,127
*	Shinawatra Satellite PCL (Foreign)	10,340,400	713,945
*	Siam City Bank PCL (Foreign)	2,563,700	490,065
#	Siam Commercial Bank PCL (Foreign)	4,640,600	7,083,369
	Siam Industrial Credit PCL (Foreign)	1,840,950	71,957
#	Siam Makro PCL (Foreign)	331,200	566,961
* #	Sino-Thai Engineering & Construction PCL (Foreign)	8,745,300	451,612
	Sri Trang Agro Industry PCL (Foreign)	1,240,631	336,262
	Supalai PCL (Foreign)	10,329,366	539,308
	SVOA PCL (Foreign)	4,744,000	62,261
	Tata Steel (Thailand) PCL (Foreign)	16,665,500	328,080
#	Thai Oil PCL (Foreign)	2,300,000	1,351,783
	Thai Plastic & Chemicals PCL (Foreign)	3,853,900	1,143,525
	Thai Rayon PCL (Foreign)	165,000	144,757
*	Thai Rung Union Car PCL (Foreign)	5,386,250	268,928
#	Thai Union Frozen Products PCL (Foreign)	1,173,600	552,479
	Thai Wacoal PCL (Foreign)	93,300	81,188
#	Thanachart Capital PCL (Foreign)	8,144,400	1,649,793
	The Siam Cement PCL (Foreign) NVDR	377,100	1,097,409
#	Thoresen Thai Agencies PCL (Foreign)	2,328,000	797,033
	Ticon Industrial Connection PCL (Foreign)	105,200	23,711
	Tipco Asphalt PCL (Foreign)	403,856	109,462
#	Tisco Finance PCL (Foreign)	1,041,700	263,026
* #	TMB Bank PCL (Foreign)	103,415,816	1,652,293
* #	TPI Polene PCL (Foreign)	13,210,324	859,331
*	Tuntex (Thailand) PCL (Foreign)	128,550	108,892
*	Tycoons Worldwide Group PCL (Foreign)	1,243,300	162,463
	Univentures PCL (Foreign)	3,481,400	176,801
	Vanachai Group PCL (Foreign)	9,076,500	409,155
	Vibhavadi Medical Center PCL (Foreign)	1,307,800	86,565
	Vinythai PCL (Foreign)	5,213,817	544,439
TOTAL COMMON STOCKS			97,921,528

RIGHTS/WARRANTS — (0.0%)
*	Bangkok Land PCL (Foreign) Warrants 01/07/10	15,090,426	21,527
*	Bangkok Land PCL (Foriegn) Warrants 05/02/13	3,987,333	3,413
TOTAL RIGHTS/WARRANTS			24,940

TOTAL — THAILAND			97,946,468

TURKEY — (2.3%)
COMMON STOCKS — (2.3%)
	Adana Cimento Sanayi Ticaret A.S.	425,899	99,767
	Akbank T.A.S.	3,960,239	13,602,209
*	Akenerji Elektrik Uretim A.S.	201,755	1,063,366
*	Aksa Akrilik Kimya Sanayii A.S.	847,158	875,320
	Alarko Carrier Sanayii ve Ticaret A.S.	23,199	116,507
	Alarko Holding A.S.	1,995,616	2,161,332
	Alkim Alkali Kimya A.S.	55,205	137,558
*	Alternatifbank A.S.	1	—

40

*	Altinyildiz mensucat ve Konfeksiyon Fabrikalari A.S.	134,077	369,871
	Anadolu Anonim Turk Sigorta Sirketi A.S.	2,418,180	1,278,789
*	Anadolu Cam Sanayii A.S.	1,486,816	1,084,618
	Anadolu Hayat Sigorta A.S.	299,133	264,922
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S.	59,275	158,563
*	Asya Katilim Bankasi A.S.	144,411	126,695
*	Ayen Enerji A.S.	415,323	329,004
*	Aygaz A.S.	1,434,532	1,857,436
	Bagfas Bandirma Gubre Fabrikalari A.S.	5,431	263,349
	Banvit Bandirma Vitaminli Yem Sanayii Ticaret A.S.	334,290	276,843
	Bati Anabolu Cimento A.S.	255,022	900,089
*	Beko Elektronik A.S.	283,333	73,882
	BIM BirlesikMagazalar A.S.	9,033	182,422
	Bolu Cimento Sanayii A.S.	802,283	581,863
	Borusan Mannesmann Boru Sanayi ve Ticaret A.S.	98,343	430,732
	Bossa Ticaret ve Sanayi Isletmeleri Ticaret A.S.	576,288	536,784
	Brisa Bridgestone Sabanci Lastik San ve Ticaret A.S.	9,948	222,495
	BSH ev Aletleri Sanayi ve Ticaret A.S.	13,152	174,859
	Bursa Cimento Fabrikasi A.S.	8,256	24,222
	Cemtas Celik Makina Sanayi ve Ticaret A.S.	577,892	276,518
	Cimsa Cimento Sanayi ve Ticaret A.S.	495,774	926,877
	Coca-Cola Icecek A.S.	10,186	48,829
*	Dentas Ambalaj ve Kagit Sanayi A.S.	1	—
*	Deva Holding A.S.	64,250	292,931
*	Dogan Gazetecilik A.S.	194,389	176,884
*	Dogan Sirketler Grubu Holding A.S.	6,011,698	4,740,020
	Eczacibasi Ilac Sanayi ve Ticaret A.S.	670,692	525,760
*	Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.	453,610	364,404
*	EGE Seramik Sanayi ve Ticaret A.S.	41,683	11,399
	Enka Insaat ve Sanayi A.S.	43,367	162,494
	Eregli Demir ve Celik Fabrikalari Turk A.S.	5,681,633	17,513,991
*	Fortis Bank A.S.	1	1
	Gentas Clenel Metal Sanayi ve Ticaret A.S.	312,958	194,246
*	Global Yatirim Holding A.S.	1,275,893	237,472
*	Goldas Kuyumculuk Sanayi A.S.	804,019	408,250
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	24,412	299,152
*	Goodyear Lastikleri T.A.S.	77,420	383,065
*	GSD Holding A.S.	2,225,362	616,050
	Gubre Fabrikalari Ticaret A.S.	11,759	177,965
	Gunes Sigorta A.S.	439,694	360,299
	Hektas Ticaret T.A.S.	380,059	153,811
*	Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S.	52,706	40,928
*	Ihlas Holding A.S.	2,158,431	413,144
	Izmir Demir Celik Sanayii A.S.	1,199,762	1,214,240
*	Kardemir Karabuk Demir Sanayi ve Ticaret A.S.	1,477,478	655,079
	Karton Sanayi ve Ticaret A.S.	9,078	303,941
*	Klimasan Klima Sanayi ve Ticaret A.S.	50,744	159,190
*	Koc Holding A.S. Series B	975,094	1,819,287
	Konya Cimento Sanayii A.S.	6,740	149,516
*	Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret A.S.	915,611	760,995
	Mardin Cimento Sanayii ve Ticaret A.S.	249,809	569,213

41

*	Marmari Marti Otel Isletmeleri A.S.	869,614	237,179
	Marshall Boya ve Vernik Sanayii A.S.	27,295	122,747
*	Medya Holdings A.S.	33,508	—
*	Menderes Tekstil Sanayi ve Ticaret A.S.	1,340,476	190,354
*	Multu Aku ve Malzemeleri Sanayi A.S.	333,699	267,493
*	Net Holding A.S.	1,239,663	308,017
*	Net Turizm Ticaret ve Sanayi A.S.	1,033,536	337,298
	Nortel Networks Netas Telekomuenikasyon A.S.	37,557	277,960
	Otobus Karoseri Sanayi A.S.	51,460	246,745
*	Parsan Makina Parcalari Sanayii A.S.	350,178	240,395
	Pinar Entegre Et ve Un Sanayi A.S.	335,479	355,668
	Pinar Sut Mamulleri Sanayii A.S.	48,129	77,801
*	Raks Elektronik Sanayi ve Ticaret A.S.	5,859	2,999
*	Sabah Yayincilik A.S.	31,938	78,627
*	Sanko Pazarlama Ithalat Ihracat A.S.	172,554	220,121
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.	574,295	737,241
*	Sekerbank T.A.S.	30,000	24,056
*	Tat Konserve Sanayii A.S.	602,024	477,142
*	Tekstil Bankasi A.S.	931,412	330,450
*	Tire Kutsan Oluklu Mukavva Kutu ve Kagit Sanayii A.S.	156,597	1,010,387
	Tofas Turk Otomobil Fabrikasi A.S.	767,038	896,223
*	Trakya Cam Sanayii A.S.	3,539,086	2,317,482
	Tupras-Turkiye Petrol Rafinerileri A.S.	156,338	1,974,167
*	Turk Sise ve Cam Fabrikalari A.S.	4,224,457	3,434,939
	Turkcell Iletisim Hizmetleri A.S. ADR	146,600	1,798,782
*	Turkiye Garanti Bankasi A.S.	8,481,249	14,244,965
	Turkiye Is Bankasi A.S.	3,075,021	8,742,327
	Turkiye Vakiflar Bankasi T.A.O.	1,365,700	1,333,794
	Ulker Biskuvi Sanayi A.S.	741,800	998,847
*	USAS Ucak Servisi A.S.	134,650	75,643
*	Uzel Makina Sanayii A.S.	275,042	138,987
*	Vestel Elektronik Sanayi ve Ticaret A.S.	779,003	449,134
	Yapi Kredi Finansal Kiralama A.S.	45,196	38,041
*	Yapi ve Kredi Bankasi A.S.	4,431,636	5,619,807
*	Zorlu Enerji Elektrik Uretim A.S.	560,562	830,497
TOTAL COMMON STOCKS			109,585,763

RIGHTS/WARRANTS — (0.0%)
*	Ihlas Ev Aletleri Imalat Sanayi ve Ticaret A.S. Rights 10/31/08	1	—

TOTAL — TURKEY			109,585,763

		Face
		Amount	Value †
		(000)
TEMPORARY CASH INVESTMENTS — (4.0%)
	Repurchase Agreement, PNC Capital Markets, Inc. 0.94%, 11/03/08 (Collateralized by $227,985,000 FHLMC 6.50%, 08/01/37 & FNMA, rates ranging from 3.518%(r) to 5.00%, maturities ranging from 06/01/23 to 03/25/37, valued at $188,934,966) to be repurchased at $186,146,580	$186,132	186,132,000

42

Shares

SECURITIES LENDING COLLATERAL — (12.5%)
§ @	DFA Short Term Investment Fund LP	589,859,865	589,859,865

	Face
	Amount
	(000)
@ Repurchase Agreement, Deutsche Bank Securities 0.25%, 11/03/08 (Collateralized by $703,334 GNMA 7.00%, 09/15/36, valued at $295,474) to be repurchased at $289,686	$290	289,680
TOTAL SECURITIES LENDING COLLATERAL		590,149,545

TOTAL INVESTMENTS - (100.0%) (Cost $6,132,930,305)		$4,705,213,489

See accompanying Notes to Financial Statements.

43

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of

Dimensional Emerging Markets Value Fund Inc.

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Dimensional Emerging Markets Value Fund Inc. (the “Fund”) as of October 31, 2008, and for the year then ended and have issued our unqualified report thereon dated December 22, 2008 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Fund’s investment portfolio (the “Portfolio”) as of October 31, 2008 appearing in Item 6 of this Form N-CSR. This Portfolio is the responsibility of the Fund’s management. Our responsibility is to express an opinion on this Portfolio based on our audit. In our opinion, the Portfolio referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 22, 2008

ITEM 7.                                                   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.                                                   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.                                                   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.                                             SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Registrant has adopted procedures by which a Qualifying Fund Shareholder (as defined below) may recommend disinterested board of directors candidates to the Registrant’s Nominating Committee.  While the Nominating Committee is solely responsible for the selection and recommendation of disinterested board of directors candidates to the board of directors, the Nominating Committee will consider nominees recommended by Qualifying Fund Shareholders if a vacancy occurs among board members.  A Qualifying Fund Shareholder is a shareholder, or group of shareholders, that:  (i) owns of record, or beneficially through a financial intermediary, 5% or more of the Registrant’s outstanding shares, and (ii) has owned such shares for 12 months or more prior to submitting the recommendation to the Nominating Committee.  Such recommendations shall be directed to the Secretary of the Registrant at such address as is set forth in the Registrant’s disclosure documents.  The Qualifying Fund Shareholder’s letter should include:  (i) the name and address of the Qualifying Fund Shareholder making the recommendation; (ii) the number of shares of the series of shares of the Registrant that are owned of record and beneficially by such Qualifying Fund Shareholder, and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v) the nominee’s resume or curriculum vitae.  The Qualifying Fund Shareholder’s letter must be accompanied by a written consent of the individual to stand for election if nominated for the board and to serve if elected by shareholders.  The Nominating Committee also may seek such additional information about the nominee as the Nominating Committee considers appropriate, including information relating to such nominee that is required to be disclosed in solicitations or proxies for the election of board members.

ITEM 11.                                             CONTROLS AND PROCEDURES.

(a)                                  Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Report, the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)                                 There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.                                            EXHIBITS.

(a)(1)                  Code of Ethics is filed herewith.

(a)(2)                  Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)                    This item is not applicable.

(b)                                 Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund Inc.

By:	/s/David G. Booth
David G. Booth
Chairman, Director, President and
Chief Executive Officer

Date: January 5, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/David G. Booth
David G. Booth
Principal Executive Officer
Dimensional Emerging Markets Value Fund Inc.

Date: January 5, 2009

By:	/s/David R. Martin
Principal Financial Officer
Dimensional Emerging Markets Value Fund Inc.

Date: January 6, 2009